UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Valley Forge Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1:	Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

		Shares	Market Value ($000)
Common Stocks (59.3%)[1]
Consumer Discretionary (5.7%)
	McDonald's Corp.	546,332	29,813
	Home Depot, Inc.	831,956	19,601
	Comcast Corp. Class A	1,208,775	16,488
	The Walt Disney Co.	861,310	15,641
	Lowe's Cos., Inc.	717,912	13,102
*	Amazon.com, Inc.	168,024	12,340
	Target Corp.	350,237	12,045
	Time Warner Inc.	585,758	11,305
	NIKE, Inc. Class B	180,990	8,487
	News Corp., Class A	1,103,766	7,307
	Best Buy Co., Inc.	171,616	6,515
	Staples, Inc.	348,266	6,307
	Yum! Brands, Inc.	226,524	6,225
*	Kohl's Corp.	141,660	5,995
*	DIRECTV Group, Inc.	257,174	5,861
	TJX Cos., Inc.	203,849	5,227
*	Apollo Group, Inc. Class A	66,006	5,170
*	Liberty Media Corp.	241,544	4,819
	Carnival Corp.	213,992	4,622
*	Viacom Inc. Class B	258,690	4,496
*	Time Warner Cable Inc.	177,361	4,399
*	Starbucks Corp.	359,127	3,990
	Omnicom Group Inc.	153,074	3,582
	The McGraw-Hill Cos., Inc.	154,903	3,543
	Johnson Controls, Inc.	292,645	3,512
*	AutoZone Inc.	19,895	3,235
	The Gap, Inc.	245,290	3,186
*	Bed Bath & Beyond, Inc.	127,864	3,165
	H & R Block, Inc.	166,762	3,033
*	Coach, Inc.	160,989	2,689
*,^	Ford Motor Co.	970,572	2,553
	Sherwin-Williams Co.	48,939	2,543
	VF Corp.	43,285	2,472
	Genuine Parts Co.	78,474	2,343
	Ross Stores, Inc.	64,715	2,322
*	ITT Educational Services, Inc.	19,023	2,310
	Tim Hortons, Inc.	89,208	2,263
	Marriott International, Inc. Class A	137,527	2,250
	Darden Restaurants Inc.	64,505	2,210
*	O'Reilly Automotive, Inc.	62,955	2,204
	Family Dollar Stores, Inc.	65,297	2,179
*	GameStop Corp. Class A	76,548	2,145
	J.C. Penney Co., Inc. (Holding Co.)	103,347	2,074
	Mattel, Inc.	176,475	2,035
*	Dollar Tree, Inc.	44,493	1,982
	Advance Auto Parts, Inc.	46,585	1,914
	Comcast Corp. Special Class A	148,093	1,906
	Macy's Inc.	207,151	1,844

	Fortune Brands, Inc.	73,841	1,813
*,^	Sears Holdings Corp.	34,046	1,556
	Hasbro, Inc.	61,293	1,537
	Harley-Davidson, Inc.	113,966	1,526
	DeVry, Inc.	31,518	1,519
*	Priceline.com, Inc.	18,962	1,494
	Cablevision Systems NY Group Class A	115,101	1,489
	D. R. Horton, Inc.	139,598	1,354
*	CarMax, Inc.	108,537	1,350
	International Game Technology	144,338	1,331
	Nordstrom, Inc.	79,038	1,324
	Tiffany & Co.	60,663	1,308
	PetSmart, Inc.	62,203	1,304
	Limited Brands, Inc.	149,754	1,303
	Strayer Education, Inc.	7,085	1,274
*	Toll Brothers, Inc.	66,126	1,201
	Pulte Homes, Inc.	107,182	1,171
	Polo Ralph Lauren Corp.	27,548	1,164
	BorgWarner, Inc.	57,032	1,158
	Garmin Ltd.	54,500	1,156
	Starwood Hotels & Resorts Worldwide, Inc.	90,066	1,144
*	DISH Network Corp.	102,759	1,142
	CBS Corp.	289,903	1,113
	American Eagle Outfitters, Inc.	90,715	1,110
	Whirlpool Corp.	36,531	1,081
	Washington Post Co. Class B	2,964	1,058
	Burger King Holdings Inc.	46,119	1,058
*	Discovery Communications Inc. Class A	65,596	1,051
*	Career Education Corp.	43,853	1,051
	Abercrombie & Fitch Co.	43,363	1,032
*	Liberty Global, Inc. Class A	70,762	1,030
*	Discovery Communications Inc. Class C	69,996	1,025
	The Stanley Works	34,685	1,010
	Scripps Networks Interactive	44,358	998
	Leggett & Platt, Inc.	76,458	993
*,^	Netflix.com, Inc.	23,038	989
	Wendy's/Arby's Group, Inc.	195,536	984
*	Liberty Global, Inc. Series C	69,395	981
*	Interpublic Group of Cos., Inc.	234,666	967
*	Urban Outfitters, Inc.	58,800	963
	Black & Decker Corp.	29,403	928
*	AutoNation, Inc.	66,460	922
*	LKQ Corp.	63,020	899
*	Aeropostale, Inc.	33,450	888
*	Expedia, Inc.	97,614	886
	Newell Rubbermaid, Inc.	138,125	881
*	NVR, Inc.	1,998	855
*	Mohawk Industries, Inc.	28,467	850
*	Big Lots Inc.	40,842	849
*	Corinthian Colleges, Inc.	41,891	815
	Foot Locker, Inc.	77,132	808
*	Liberty Media Corp.-Interactive Series A	278,029	806
*	Panera Bread Co.	14,300	799
*	Penn National Gaming, Inc.	32,451	784
	Brinker International, Inc.	50,700	766

	Autoliv, Inc.	40,933	760
	Snap-On Inc.	28,735	721
*	Wynn Resorts Ltd.	35,854	716
*	DreamWorks Animation SKG, Inc.	33,085	716
*	The Goodyear Tire & Rubber Co.	114,157	715
	Gentex Corp.	69,595	693
*	Marvel Entertainment, Inc.	25,301	672
	Virgin Media Inc.	138,885	667
	John Wiley & Sons Class A	22,298	664
*	Jack in the Box Inc.	27,880	649
*	Rent-A-Center, Inc.	32,670	633
*	Dick's Sporting Goods, Inc.	41,926	598
*	Tractor Supply Co.	16,249	586
*	Sirius XM Radio Inc.	1,672,726	585
	Guess ?, Inc.	27,755	585
	Phillips-Van Heusen Corp.	25,600	581
	MDC Holdings, Inc.	18,535	577
*	The Warnaco Group, Inc.	23,600	566
	Aaron Rents, Inc.	20,975	559
	Royal Caribbean Cruises, Ltd.	67,959	544
*	Carter's, Inc.	27,688	521
	Regal Entertainment Group Class A	38,750	520
	Eastman Kodak Co.	136,071	517
	Tupperware Brands Corp.	30,340	515
*	WMS Industries, Inc.	24,575	514
	KB Home	38,613	509
	RadioShack Corp.	58,437	501
*	Chipotle Mexican Grill, Inc. Class B	8,655	496
^	General Motors Corp.	255,538	496
*	Brink's Home Security Holdings, Inc.	21,656	489
	Hillenbrand Inc.	30,513	489
*	Jarden Corp.	38,322	486
*	Chico's FAS, Inc.	90,101	484
*,^	Chipotle Mexican Grill, Inc.	7,236	480
*,^	Las Vegas Sands Corp.	156,200	470
	Centex Corp.	61,907	464
	Interactive Data Corp.	18,633	463
*	Coinstar, Inc.	14,092	462
*	Bally Technologies Inc.	24,935	459
	Choice Hotels International, Inc.	17,500	452
	Williams-Sonoma, Inc.	44,717	451
	Matthews International Corp.	15,314	441
*	Hanesbrands Inc.	45,707	437
	Service Corp. International	125,159	437
*	Scientific Games Corp.	35,244	427
	Barnes & Noble, Inc.	18,893	404
	Harman International Industries, Inc.	28,586	387
	The Buckle, Inc.	12,025	384
	Wolverine World Wide, Inc.	24,075	375
	Men's Wearhouse, Inc.	24,592	372
	Wyndham Worldwide Corp.	86,886	365
*	Fossil, Inc.	23,204	364
	Lennar Corp. Class A	48,060	361
*	American Public Education, Inc.	8,500	358
	Bob Evans Farms, Inc.	15,738	353

	Ryland Group, Inc.	20,849	347
	WABCO Holdings Inc.	28,170	347
*,^	Lamar Advertising Co. Class A	35,524	346
*	Capella Education Co.	6,520	346
	Polaris Industries, Inc.	15,890	341
*	J. Crew Group, Inc.	25,822	340
*	Deckers Outdoor Corp.	6,400	339
	Pool Corp.	24,978	335
*	Liberty Media Corp.-Capital Series A	46,461	324
*	The Cheesecake Factory Inc.	28,192	323
*	The Gymboree Corp.	15,100	322
	Weight Watchers International, Inc.	17,318	321
	New York Times Co. Class A	71,008	321
*	Collective Brands, Inc.	32,850	320
	Cracker Barrel Old Country Store Inc.	10,923	313
*	Hot Topic, Inc.	27,869	312
*	CEC Entertainment Inc.	11,794	305
*	Lions Gate Entertainment Corp.	59,728	302
	International Speedway Corp.	13,555	299
	Meredith Corp.	17,872	297
	Regis Corp.	20,512	296
	Sotheby's	32,924	296
*	The Dress Barn, Inc.	23,788	292
*	Buffalo Wild Wings Inc.	7,900	289
*	Sonic Corp.	28,091	281
*	The Children's Place Retail Stores, Inc.	12,800	280
*	Hibbett Sports Inc.	14,418	277
	National CineMedia Inc.	20,958	276
*	Morningstar, Inc.	8,064	275
	Thor Industries, Inc.	17,482	273
*	Timberland Co.	22,468	268
*	P.F. Chang's China Bistro, Inc.	11,700	268
*	Iconix Brand Group Inc.	29,788	264
*	Jo-Ann Stores, Inc.	16,035	262
*	Vail Resorts Inc.	12,600	257
	Tempur-Pedic International Inc.	34,536	252
	Gannett Co., Inc.	114,244	251
*	Papa John's International, Inc.	10,900	249
*	Texas Roadhouse, Inc.	25,800	246
*	Cabela's Inc.	26,400	240
*,^	Under Armour, Inc.	14,382	236
	Genesco, Inc.	12,245	231
	Scholastic Corp.	15,100	228
*	99 Cents Only Stores	24,129	223
*,^	Blue Nile Inc.	7,307	220
	Callaway Golf Co.	30,604	220
*	California Pizza Kitchen, Inc.	16,650	218
*	Gaylord Entertainment Co.	25,840	215
*	Sturm, Ruger & Co., Inc.	17,076	211
	Arbitron Inc.	13,378	201
	Fred's, Inc.	17,750	200
	Monro Muffler Brake, Inc.	7,320	200
*	Jos. A. Bank Clothiers, Inc.	7,125	198
*	Life Time Fitness, Inc.	15,683	197
*	Citi Trends Inc.	8,300	190

	Cato Corp. Class A	10,198	186
*	Sally Beauty Co. Inc.	32,755	186
	Stage Stores, Inc.	17,343	175
*	Office Depot, Inc.	133,047	174
	Jones Apparel Group, Inc.	41,240	174
*	Pinnacle Entertainment, Inc.	23,600	166
	NutriSystem, Inc.	11,590	165
	Columbia Sportswear Co.	5,384	161
	CKE Restaurants Inc.	18,751	158
*	Interval Leisure Group, Inc.	29,601	157
*	Helen of Troy Ltd.	11,400	157
	Stewart Enterprises, Inc. Class A	48,300	156
*	AnnTaylor Stores Corp.	29,428	153
*	HSN, Inc.	29,554	152
*	Steven Madden, Ltd.	8,087	152
	Finish Line, Inc.	22,894	152
	Ethan Allen Interiors, Inc.	13,359	150
*	PetMed Express, Inc.	9,100	150
*	Universal Technical Institute Inc.	12,378	149
*	BJ's Restaurants Inc.	10,556	147
*	TRW Automotive Holdings Corp.	45,216	146
	Systemax Inc.	11,200	145
	Brunswick Corp.	41,808	144
	UniFirst Corp.	5,100	142
*	The Wet Seal, Inc. Class A	42,175	142
*	Skechers U.S.A., Inc.	21,100	141
*	Steak n Shake Co.	18,485	140
*	Saks Inc.	73,987	138
*	Meritage Corp.	12,000	137
	Ameristar Casinos, Inc.	10,854	137
*	Exide Technologies	44,786	134
*	Domino's Pizza, Inc.	20,200	132
*,^	Lululemon Athletica, Inc.	15,267	132
*,^	Raser Technologies, Inc.	31,500	132
	World Wrestling Entertainment, Inc.	11,400	132
	Dillard's Inc.	22,995	131
*	Ascent Media Corp.	5,200	130
*	Steiner Leisure Ltd.	5,285	129
	Penske Automotive Group Inc.	13,600	127
	Churchill Downs, Inc.	4,200	126
*	True Religion Apparel, Inc.	10,581	125
	Superior Industries International, Inc.	10,179	121
*	JAKKS Pacific, Inc.	9,761	121
	OfficeMax, Inc.	38,357	120
*	Charming Shoppes, Inc.	84,456	118
*	CTC Media, Inc.	25,924	118
*	Universal Electronics, Inc.	6,389	116
	Liz Claiborne, Inc.	45,629	113
*	Pre-Paid Legal Services, Inc.	3,880	113
*,^	MGM Mirage, Inc.	48,245	112
*	Red Robin Gourmet Burgers, Inc.	6,300	111
	National Presto Industries, Inc.	1,820	111
	Group 1 Automotive, Inc.	7,851	110
*	Peet's Coffee & Tea Inc.	4,934	107
*	American Apparel, Inc.	36,092	105

*	Coldwater Creek Inc.	41,518	104
	Harte-Hanks, Inc.	19,399	104
	Boyd Gaming Corp.	27,756	104
	DineEquity, Inc.	8,651	103
	American Greetings Corp. Class A	20,144	102
*	Live Nation, Inc.	37,657	101
*	Warner Music Group Corp.	42,412	100
	K-Swiss, Inc.	11,600	99
*	Mediacom Communications Corp.	24,580	99
	Lennar Corp. Class B	16,664	95
*	Shuffle Master, Inc.	32,813	94
*	Smith & Wesson Holding Corp.	15,460	93
	Cooper Tire & Rubber Co.	22,793	92
*	Volcom, Inc.	9,414	91
	Christopher & Banks Corp.	22,302	91
*	Quiksilver, Inc.	70,440	90
	Cinemark Holdings Inc.	9,600	90
*,^	Conn's, Inc.	6,300	88
	Big 5 Sporting Goods Corp.	14,700	86
	The Marcus Corp.	10,100	86
	Haverty Furniture Cos., Inc.	7,948	84
	Ambassadors Group, Inc.	10,100	82
*	Crocs, Inc.	67,900	81
*	DSW Inc. Class A	8,551	79
*,^	Blockbuster Inc. Class A	107,754	78
*	Knology, Inc.	18,607	77
	The Pep Boys (Manny, Moe & Jack)	17,240	76
*	Midas Inc.	9,448	75
	Speedway Motorsports, Inc.	6,285	74
	Orient-Express Hotel Ltd.	18,100	74
*	Fuel Systems Solutions, Inc.	5,442	73
*	Pacific Sunwear of California, Inc.	43,848	73
*	Drew Industries, Inc.	8,382	73
*	Lincoln Educational Services	3,859	71
	Brown Shoe Co., Inc.	18,675	70
*	Standard Pacific Corp.	79,101	70
*	Shutterfly, Inc.	7,400	69
*	Maidenform Brands, Inc.	7,500	69
*	America's Car-Mart, Inc.	5,000	68
*	Ticketmaster Entertainment Inc.	18,301	68
*	CKX, Inc.	16,273	67
	Skyline Corp.	3,500	67
	Winnebago Industries, Inc.	12,342	66
*	Stein Mart, Inc.	22,666	66
*	Amerigon Inc.	17,600	65
*	Rentrak Corp.	7,200	65
	Jackson Hewitt Tax Service Inc.	12,400	65
*	Ruby Tuesday, Inc.	21,633	63
*	Cavco Industries, Inc.	2,610	62
	Cherokee Inc.	3,938	61
*	Blyth, Inc.	2,331	61
*	K12 Inc.	4,300	60
	Movado Group, Inc.	7,876	59
*	FGX International Holdings Ltd.	5,100	59
*	Zumiez Inc.	5,956	58

*	Stamps.com Inc.	5,950	58
*	drugstore.com, Inc.	48,241	56
	Spartan Motors, Inc.	13,989	56
*	hhgregg, Inc.	3,900	55
*	Krispy Kreme Doughnuts, Inc.	32,697	52
*	West Marine, Inc.	9,762	52
*	Cox Radio, Inc.	12,678	52
*	Daily Journal Corp.	1,428	51
*	Learning Tree International, Inc.	5,981	51
*	Quantum Fuel Systems Technologies Worldwide, Inc.	63,300	51
	Weyco Group, Inc.	1,942	50
	Standard Motor Products, Inc.	18,090	50
	bebe stores, inc.	7,350	49
*	Charlotte Russe Holding Inc.	6,000	49
*	Clear Channel Outdoor Holdings, Inc. Class A	12,694	47
*	REX Stores Corp.	4,300	46
*	Dolan Media Co.	5,800	46
*	Ulta Salon, Cosmetics & Fragrance, Inc.	6,760	45
*	1-800-FLOWERS.COM, Inc.	21,537	45
*	RC2 Corp.	8,400	44
*	Alloy, Inc.	10,275	43
	Stanley Furniture Co., Inc.	5,600	42
	Sinclair Broadcast Group, Inc.	40,700	42
	Asbury Automotive Group, Inc.	9,700	42
*	RCN Corp.	10,935	40
*	Denny's Corp.	24,112	40
*	Gaiam, Inc.	12,241	40
*	Core-Mark Holding Co., Inc.	2,200	40
*	Overstock.com, Inc.	4,262	39
	Landry's Restaurants, Inc.	7,384	39
	Oxford Industries, Inc.	6,100	38
*	Luby's, Inc.	7,600	37
*	Reading International Inc. Class A	10,600	37
*	Hovnanian Enterprises Inc. Class A	23,476	37
*	Youbet.com, Inc.	21,280	36
	Hearst-Argyle Television Inc.	8,411	35
*	AFC Enterprises, Inc.	7,585	34
	CSS Industries, Inc.	2,010	34
*	New York & Co., Inc.	9,500	34
*	dELiA*S, Inc.	20,058	34
*	iRobot Corp.	4,345	33
*	Tenneco Automotive, Inc.	19,660	32
*	Kirkland's, Inc.	6,400	31
*	Isle of Capri Casinos, Inc.	5,797	31
	Books-a-Million Inc.	6,500	30
	Modine Manufacturing Co.	11,838	30
*	Zale Corp.	14,898	29
	Kenneth Cole Productions, Inc.	4,462	29
	Talbots Inc.	7,978	28
	Fisher Communications, Inc.	2,860	28
*	Mac-Gray Corp.	5,300	28
*	Leapfrog Enterprises, Inc.	19,980	28
*	Audiovox Corp.	7,998	27
	M/I Homes, Inc.	3,900	27
*	Valassis Communications, Inc.	17,258	27

	CPI Corp.	3,600	27
	Koss Corp.	2,101	27
*	Shoe Carnival, Inc.	2,550	26
*	Steinway Musical Instruments Inc.	2,200	26
*	Destination Maternity Corp.	4,134	26
*	Morgans Hotel Group	8,300	26
*	Tween Brands, Inc.	11,798	25
*	Champion Enterprises, Inc.	51,600	25
	ArvinMeritor, Inc.	31,181	25
	Furniture Brands International Inc.	16,573	24
	American Axle & Manufacturing Holdings, Inc.	18,436	24
*	Build-A-Bear-Workshop, Inc.	3,900	24
*	Playboy Enterprises, Inc. Class B	12,000	24
*	Morton's Restaurant Group Inc.	8,400	22
	Marine Products Corp.	5,136	22
	Arctic Cat, Inc.	5,600	21
	Belo Corp. Class A	35,150	21
	La-Z-Boy Inc.	17,047	21
	O'Charley's Inc.	7,039	21
*	Unifi, Inc.	32,870	21
*	Lear Corp.	27,919	21
	Entercom Communications Corp.	18,894	21
*	Monarch Casino & Resort, Inc.	4,000	21
	PRIMEDIA Inc.	8,292	20
	Dover Downs Gaming & Entertainment, Inc.	6,583	20
*	Famous Dave's of America, Inc.	6,350	20
*	Orbitz Worldwide, Inc.	15,400	20
*	The Princeton Review, Inc.	4,500	20
*	Great Wolf Resorts, Inc.	8,318	19
*	Borders Group, Inc.	30,217	19
*	Pier 1 Imports Inc.	33,984	19
*	Perry Ellis International Corp.	5,491	19
*	Sealy Corp.	12,647	19
*	Multimedia Games Inc.	8,500	18
*	Dorman Products, Inc.	1,917	18
*	Stoneridge, Inc.	7,700	16
	Sonic Automotive, Inc.	10,099	16
*	Tuesday Morning Corp.	12,473	16
*	Cumulus Media Inc.	15,330	15
	Brookfield Homes Corp.	4,479	15
*	Martha Stewart Living Omnimedia, Inc.	6,130	15
*	Rubio's Restaurants, Inc.	3,622	15
	E.W. Scripps Co. Class A	11,219	15
*	Bluegreen Corp.	8,500	15
*	Retail Ventures, Inc.	9,500	14
	Strattec Security Corp.	1,725	14
*	Beazer Homes USA, Inc.	14,000	14
^	The McClatchy Co. Class A	28,497	14
*	Palm Harbor Homes, Inc.	6,200	14
^	Media General, Inc. Class A	7,157	14
*	Select Comfort Corp.	18,937	14
*	Carriage Services, Inc.	8,900	14
	Hooker Furniture Corp.	1,600	14
	Journal Communications, Inc.	17,539	13
*	EDCI Holdings, Inc.	3,023	13

	Lithia Motors, Inc.	5,600	13
*	Six Flags, Inc.	42,579	11
*	Cache, Inc.	3,950	11
*	McCormick & Schmick's Seafood Restaurants, Inc.	2,860	11
*	MarineMax, Inc.	5,700	11
*	Lin TV Corp.	9,878	11
*	G-III Apparel Group, Ltd.	2,000	11
*	Lodgian, Inc.	5,200	11
	Dover Motorsports, Inc.	5,900	11
*	MTR Gaming Group Inc.	12,037	11
*	LodgeNet Interactive Corp.	6,600	10
*	New Motion, Inc.	8,417	10
*	Pomeroy IT Solutions, Inc.	2,700	10
*	Casual Male Retail Group, Inc.	20,575	10
*	Benihana Inc. Class A	3,860	10
*	Empire Resorts Inc.	12,697	10
*	Hayes Lemmerz International, Inc.	51,337	9
	Heelys Inc.	5,550	9
	Lakes Entertainment, Inc.	4,613	9
*	A.C. Moore Arts & Crafts, Inc.	4,858	9
*	Radio One, Inc. Class D	20,091	9
	Beasley Broadcast Group, Inc.	4,235	9
*	Maxxam Inc.	1,225	9
*	ValueVision Media, Inc.	11,940	8
	Bassett Furniture Industries, Inc.	4,200	8
*	Century Casinos, Inc.	5,100	8
*	Saga Communications Inc.	2,050	8
*	Outdoor Channel Holdings Inc.	1,100	7
*	Radio One, Inc.	14,000	7
*	Russ Berrie and Co., Inc.	5,538	7
*	Nobel Learning Communities, Inc.	609	7
*	Nautilus Inc.	10,993	7
*	Blockbuster Inc. Class B	15,384	7
*	Harris Interactive Inc.	27,000	7
*	Cost Plus, Inc.	7,100	7
	Carmike Cinemas, Inc.	2,600	7
*	Premier Exhibitions Inc.	8,900	7
	AH Belo Corp.	6,710	7
	Lee Enterprises, Inc.	22,798	6
*	Cosi, Inc.	16,980	6
*	Nexstar Broadcasting Group, Inc.	8,317	6
*	4Kids Entertainment Inc.	4,900	5
*	Hollywood Media Corp.	6,000	5
*	Ruth's Hospitality Group Inc.	4,202	5
*	Lazare Kaplan International, Inc.	4,741	5
*	Riviera Holdings Corp.	4,800	5
*	Benihana Inc.	1,930	5
*	Entravision Communications Corp.	18,529	5
*	Emerson Radio Corp.	9,600	5
*	Jamba Inc.	9,207	4
*	Trans World Entertainment Corp.	7,150	4
	Lifetime Brands, Inc.	3,200	4
	CBS Corp. Class A	1,040	4
*	Emmis Communications, Inc.	10,365	4
	Libbey, Inc.	4,200	4

	Bon-Ton Stores, Inc.	2,200	4
*	Navarre Corp.	8,214	4
	Flexsteel Industries, Inc.	701	4
	Orleans Homebuilders, Inc.	1,500	4
	Gray Television, Inc.	11,200	4
*	Rocky Brands Inc	1,000	3
*	Coachmen Industries, Inc.	4,740	3
	News Corp., Class B	400	3
*,^	Source Interlink Cos., Inc.	16,591	3
*	Town Sports International Holdings, Inc.	1,000	3
*	Carrols Restaurant Group Inc.	844	3
*	Design Within Reach Inc.	5,339	3
*	Tarrant Apparel Group, Inc.	3,500	3
*	Eddie Bauer Holding, Inc.	6,247	3
*	Lumber Liquidators, Inc.	200	3
*	Gander Mountain Co.	800	2
*	Salem Communications Corp.	3,960	2
	Collectors Universe, Inc.	550	2
*	Shiloh Industries, Inc.	900	2
*	WPT Enterprises Inc.	2,947	2
*	Spanish Broadcasting System, Inc.	11,100	2
*	Joe's Jeans, Inc.	4,000	1
*	Regent Communications, Inc.	11,300	1
*	Red Lion Hotels Corp.	500	1
*	California Coastal Communities, Inc.	2,111	1
	Craftmade International, Inc.	960	1
*	Culp, Inc.	400	1
*	The Dixie Group, Inc.	1,011	1
	Escalade, Inc.	1,686	1
*	Viacom Inc. Class A	45	1
*	Ambassadors International, Inc.	1,700	1
	Noble International, Ltd.	2,700	1
	Cobra Electronics Corp.	398	—
*	SPAR Group, Inc.	300	—
*	Krispy Kreme Doughnuts, Inc. Warrants Exp. 3/2/12	591	—
*	Gadzooks, Inc.	4,700	—
			395,432
Consumer Staples (6.7%)
	The Procter & Gamble Co.	1,444,125	68,004
	Wal-Mart Stores, Inc.	1,156,687	60,263
	The Coca-Cola Co.	1,020,387	44,846
	PepsiCo, Inc.	761,117	39,182
	Philip Morris International Inc.	991,472	35,277
	CVS Caremark Corp.	704,182	19,358
	Altria Group, Inc.	1,009,207	16,167
	Kraft Foods Inc.	719,550	16,039
	Colgate-Palmolive Co.	247,563	14,601
	Walgreen Co.	484,458	12,577
	Costco Wholesale Corp.	211,411	9,793
	Kimberly-Clark Corp.	202,667	9,345
	General Mills, Inc.	163,613	8,161
	Archer-Daniels-Midland Co.	282,716	7,854
	Sysco Corp.	293,432	6,690
	The Kroger Co.	303,558	6,441
	H.J. Heinz Co.	154,013	5,092

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

	Lorillard, Inc.	82,320	5,082
	Kellogg Co.	130,881	4,794
	Safeway, Inc.	209,936	4,239
	Avon Products, Inc.	208,777	4,015
	ConAgra Foods, Inc.	220,202	3,715
	The Clorox Co.	68,318	3,517
	Bunge Ltd.	59,835	3,390
	Reynolds American Inc.	86,138	3,087
	Campbell Soup Co.	106,655	2,918
	Sara Lee Corp.	348,163	2,813
	The Hershey Co.	77,860	2,706
	Molson Coors Brewing Co. Class B	74,333	2,548
	J.M. Smucker Co.	58,113	2,166
*	Dr. Pepper Snapple Group, Inc.	124,952	2,113
	Coca-Cola Enterprises, Inc.	144,210	1,902
	Church & Dwight, Inc.	34,455	1,800
	McCormick & Co., Inc.	57,817	1,710
	Brown-Forman Corp. Class B	39,429	1,531
*	Ralcorp Holdings, Inc.	27,717	1,493
	The Pepsi Bottling Group, Inc.	67,215	1,488
	SUPERVALU Inc.	103,658	1,480
*	Dean Foods Co.	75,379	1,363
*	Energizer Holdings, Inc.	27,051	1,344
	Tyson Foods, Inc.	143,105	1,344
*	Hansen Natural Corp.	36,125	1,300
	The Estee Lauder Cos. Inc. Class A	52,106	1,284
	Hormel Foods Corp.	36,897	1,170
	Whole Foods Market, Inc.	69,072	1,160
*	Constellation Brands, Inc. Class A	95,440	1,136
	Alberto-Culver Co.	43,905	993
	Flowers Foods, Inc.	41,084	965
*	BJ's Wholesale Club, Inc.	29,566	946
	Corn Products International, Inc.	36,450	773
	Del Monte Foods Co.	97,303	709
	Casey's General Stores, Inc.	24,025	640
*	Smithfield Foods, Inc.	62,659	593
	PepsiAmericas, Inc.	31,701	547
	Herbalife Ltd.	31,208	467
*	TreeHouse Foods Inc.	15,511	447
*	Chattem, Inc.	7,905	443
	Lancaster Colony Corp.	10,551	438
	Ruddick Corp.	18,909	424
*,^	Green Mountain Coffee Roasters, Inc.	8,270	397
*	NBTY, Inc.	27,694	390
*	United Natural Foods, Inc.	20,300	385
	Universal Corp. (VA)	12,300	368
	Sanderson Farms, Inc.	8,419	316
*	Hain Celestial Group, Inc.	21,135	301
	Vector Group Ltd.	22,764	296
	Nu Skin Enterprises, Inc.	28,001	294
	Lance, Inc.	13,200	275
	J & J Snack Foods Corp.	7,900	273
	Tootsie Roll Industries, Inc.	12,150	264
*	Winn-Dixie Stores, Inc.	26,566	254

*	Smart Balance Inc.	37,900	229

*	Central Garden & Pet Co. Class A	29,550	222
*	Central European Distribution Corp.	20,650	222
*	Alliance One International, Inc.	52,788	203
	Nash-Finch Co.	6,656	187
*	Darling International, Inc.	46,007	171
*	The Great Atlantic & Pacific Tea Co., Inc.	31,926	169
	WD-40 Co.	6,412	155
	Spartan Stores, Inc.	9,800	151
*	The Pantry, Inc.	8,400	148
	Diamond Foods, Inc.	5,195	145
*	American Oriental Bioengineering, Inc.	37,100	143
*	Chiquita Brands International, Inc.	21,536	143
	The Andersons, Inc.	9,500	134
	Weis Markets, Inc.	3,952	123
	B&G Foods Inc.	23,200	121
*	Bare Escentuals, Inc.	23,837	98
*	USANA Health Sciences, Inc.	4,350	97
	Arden Group Inc. Class A	790	92
	Coca-Cola Bottling Co.	1,700	88
	Cal-Maine Foods, Inc.	3,700	83
*	Rite Aid Corp.	219,938	79
	Griffin Land & Nurseries, Inc.	2,257	79
	Ingles Markets, Inc.	5,000	75
*	Elizabeth Arden, Inc.	12,138	71
*	Boston Beer Co., Inc. Class A	3,300	69
	PriceSmart, Inc.	3,485	63
*	Lifeway Foods, Inc.	7,522	60
*	Star Scientific, Inc.	13,862	59
*	Zapata Corp.	10,300	59
*	Prestige Brands Holdings Inc.	10,746	56
*	National Beverage Corp.	5,760	53
*	Central Garden and Pet Co.	6,775	52
*	Nutraceutical International Corp.	7,300	49
*	Susser Holdings Corp.	3,592	48
	Farmer Brothers, Inc.	2,598	46
	Alico, Inc.	1,667	40
	Oil-Dri Corp. of America	2,500	37
	Inter Parfums, Inc.	6,225	36
*	Medifast, Inc.	6,400	27
*	John B. Sanfilippo & Son, Inc.	4,200	22
	Mannatech, Inc.	6,650	22
*	Omega Protein Corp.	7,900	21
	Village Super Market Inc. Class A	526	16
*	Revlon, Inc.	6,406	16
	Calavo Growers, Inc.	1,200	14
*	Schiff Nutrition International, Inc.	2,700	12
	Reddy Ice Holdings, Inc.	6,613	10
	Imperial Sugar Co.	1,200	9
*	American Dairy, Inc.	500	8
*	Parlux Fragrances, Inc.	9,354	8
*	Jones Soda Co.	6,300	6
*	Monterey Pasta Co.	2,700	3
*	Physicians Formula Holdings, Inc.	900	2
	MGP Ingredients, Inc.	2,300	2
*	Vermont Pure Holdings, Ltd.	800	—

			464,849
Energy (7.2%)
	ExxonMobil Corp.	2,492,547	169,742
	Chevron Corp.	995,657	66,948
	ConocoPhillips Co.	694,198	27,185
	Schlumberger Ltd.	586,408	23,820
	Occidental Petroleum Corp.	397,109	22,099
	Apache Corp.	164,140	10,520
*	Transocean Ltd.	156,285	9,196
	Devon Energy Corp.	205,366	9,178
	Marathon Oil Corp.	345,566	9,085
	Anadarko Petroleum Corp.	224,786	8,742
	XTO Energy, Inc.	268,350	8,217
	Hess Corp.	143,681	7,787
	Halliburton Co.	437,725	6,772
	EOG Resources, Inc.	122,254	6,695
*	National Oilwell Varco Inc.	204,328	5,866
*	Southwestern Energy Co.	168,680	5,008
	Chesapeake Energy Corp.	281,665	4,805
	Noble Energy, Inc.	84,533	4,555
	Valero Energy Corp.	252,709	4,523
	Baker Hughes Inc.	150,561	4,298
	Spectra Energy Corp.	299,275	4,232
	Murphy Oil Corp.	88,597	3,966
*	Weatherford International Ltd.	333,551	3,692
	Peabody Energy Corp.	131,296	3,288
	Williams Cos., Inc.	285,047	3,244
	Range Resources Corp.	76,448	3,147
	Noble Corp.	129,996	3,132
*	Ultra Petroleum Corp.	74,107	2,660
*	Petrohawk Energy Corp.	135,152	2,599
*	Cameron International Corp.	108,062	2,370
	Smith International, Inc.	107,724	2,314
	CONSOL Energy, Inc.	89,259	2,253
	Diamond Offshore Drilling, Inc.	34,211	2,150
	El Paso Corp.	344,061	2,150
*	FMC Technologies Inc.	61,568	1,931
	ENSCO International, Inc.	69,804	1,843
*	Denbury Resources, Inc.	121,700	1,808
	Sunoco, Inc.	57,558	1,524
*	Pride International, Inc.	84,746	1,524
*	Newfield Exploration Co.	65,052	1,477
	BJ Services Co.	143,720	1,430
*	Kinder Morgan Management, LLC	34,409	1,402
*	Nabors Industries, Inc.	140,166	1,400
	Cabot Oil & Gas Corp.	50,600	1,193
	Helmerich & Payne, Inc.	51,510	1,173
*	Oceaneering International, Inc.	27,205	1,003
	Pioneer Natural Resources Co.	57,909	954
	Arch Coal, Inc.	69,976	936
	Tesoro Corp.	67,800	913
*	Plains Exploration & Production Co.	52,624	907
*	Dresser Rand Group, Inc.	40,822	902
	Tidewater Inc.	24,111	895
*	EXCO Resources, Inc.	89,345	893

	Southern Union Co.	55,597	846
	Core Laboratories N.V.	10,700	783
	Cimarex Energy Co.	40,957	753
*	Concho Resources, Inc.	27,411	701
	Patterson-UTI Energy, Inc.	77,418	694
	Rowan Cos., Inc.	56,570	677
*	Comstock Resources, Inc.	22,610	674
	Frontier Oil Corp.	51,164	654
*	Whiting Petroleum Corp.	24,824	642
*	Alpha Natural Resources, Inc.	34,486	612
	Walter Industries, Inc.	26,715	611
*	Forest Oil Corp.	46,175	607
*	Encore Acquisition Co.	24,900	579
*	SEACOR Holdings Inc.	9,426	550
*	Continental Resources, Inc.	25,265	536
*	Superior Energy Services, Inc.	39,295	506
*	Unit Corp.	23,950	501
*	Exterran Holdings, Inc.	30,250	485
*	Atwood Oceanics, Inc.	28,664	475
*	Arena Resources, Inc.	17,800	454
*	Dril-Quip, Inc.	14,645	450
*	Bill Barrett Corp.	19,992	445
	Holly Corp.	20,686	439
	World Fuel Services Corp.	13,795	436
	Massey Energy Co.	41,879	424
	St. Mary Land & Exploration Co.	31,107	412
*	CNX Gas Corp.	14,793	351
*	SandRidge Energy, Inc.	53,100	350
*	Oil States International, Inc.	24,915	334
	Foundation Coal Holdings, Inc.	22,900	329
*	Quicksilver Resources, Inc.	55,350	307
*	Mariner Energy Inc.	39,380	305
	CARBO Ceramics Inc.	10,700	304
	Overseas Shipholding Group Inc.	13,359	303
*	Helix Energy Solutions Group, Inc.	58,172	299
*	Bristow Group, Inc.	13,700	294
	Lufkin Industries, Inc.	7,600	288
*	Contango Oil & Gas Co.	6,902	271
*	USEC Inc.	55,330	266
*	Goodrich Petroleum Corp.	13,414	260
	Penn Virginia Corp.	21,750	239
*	Gulfmark Offshore, Inc.	10,000	239
*	Global Industries Ltd.	60,674	233
*	Key Energy Services, Inc.	79,820	230
*	Willbros Group, Inc.	22,775	221
	Western Refining, Inc.	18,100	216
*	McMoRan Exploration Co.	40,422	190
	Berry Petroleum Class A	16,900	185
*	Hornbeck Offshore Services, Inc.	10,600	162
*	International Coal Group, Inc.	96,763	156
	Atlas America, Inc.	17,573	154
*	James River Coal Co.	12,188	150
*	CVR Energy, Inc.	27,000	150
*	TETRA Technologies, Inc.	45,950	149
	General Maritime Corp.	20,404	143

*	NATCO Group Inc.	7,300	138
*	Carrizo Oil & Gas, Inc.	15,207	135
*	Patriot Coal Corp.	36,018	134
*	Enbridge Energy Management LLC	4,394	127
*	Cheniere Energy, Inc.	29,695	126
*	Cal Dive International, Inc.	18,255	124
*	Vaalco Energy, Inc.	22,800	121
*	Newpark Resources, Inc.	47,421	120
*	Parker Drilling Co.	61,600	113
*	Rosetta Resources, Inc.	21,700	107
*	Swift Energy Co.	14,700	107
*	ION Geophysical Corp.	67,725	106
*	Matrix Service Co.	12,500	103
	RPC Inc.	14,825	98
*	Oilsands Quest, Inc.	127,488	92
*	Clean Energy Fuels Corp.	14,700	89
*	BPZ Energy, Inc.	22,000	81
*	Tesco Corp.	9,962	78
	W&T Offshore, Inc.	12,297	76
*	Pioneer Drilling Co.	23,008	75
*,^	Evergreen Energy, Inc.	52,194	73
*	Clayton Williams Energy, Inc.	2,388	70
*	Petroleum Development Corp.	5,891	70
*	Harvest Natural Resources, Inc.	19,600	66
*	Veneco Inc.	20,166	66
*,^	Delta Petroleum Corp.	53,163	64
*	PHI Inc. Non-Voting Shares	6,324	63
	Gulf Island Fabrication, Inc.	7,714	62
*	Complete Production Services, Inc.	19,607	60
*	Hercules Offshore, Inc.	37,922	60
*	ENGlobal Corp.	12,800	58
*	ATP Oil & Gas Corp.	11,254	58
*	Endeavor International Corp.	64,000	56
*	Bronco Drilling Co., Inc.	10,270	54
*	T-3 Energy Services, Inc.	4,500	53
*	Rentech, Inc.	91,400	50
*	Stone Energy Corp.	14,766	49
*	Basic Energy Services Inc.	6,881	44
*	PetroQuest Energy, Inc.	16,400	39
*	Syntroleum Corp.	26,257	38
	Alon USA Energy, Inc.	2,797	38
*	Credo Pete Corp.	5,050	38
	APCO Argentina Inc.	3,384	37
*	FX Energy, Inc.	13,100	36
*	GMX Resources Inc.	5,600	36
*	Natural Gas Services Group	4,000	36
*	Warren Resources Inc.	36,220	35
*	Gulfport Energy Corp.	14,900	35
*	SulphCo, Inc.	31,693	34
*	Double Eagle Petroleum Co.	6,523	34
	Panhandle Royalty Co.	1,800	31
	Toreador Resources Corp.	11,152	28
*	Gasco Energy Inc.	71,046	28
	Crosstex Energy, Inc.	16,708	27
*	Dawson Geophysical Co.	1,900	26

*	Brigham Exploration Co.	13,179	25
	Delek US Holdings, Inc.	2,400	25
*	OYO Geospace Corp.	1,824	24
*	Abraxas Petroleum Corp.	21,518	22
*	Allis-Chalmers Energy Inc.	11,386	22
*	Superior Well Services, Inc.	4,136	21
*	Parallel Petroleum Corp.	14,040	18
*	Tri-Valley Corp.	13,900	16
*	Union Drilling, Inc.	4,000	15
*	RAM Energy Resources, Inc.	20,039	15
*	Kodiak Oil & Gas Corp.	36,814	13
*	Trico Marine Services, Inc.	5,968	12
*	GeoGlobal Resources Inc.	15,000	11
*	Harken Energy Corp.	7,047	10
*	Callon Petroleum Co.	7,361	8
*	Rex Energy Corp.	2,736	8
*	The Meridian Resource Corp.	36,700	8
*	Approach Resources Inc.	1,200	7
*	Pacific Ethanol, Inc.	22,380	7
*	Westmoreland Coal Co.	1,000	7
*	Verenium Corp.	23,263	7
*	TXCO Resources Inc.	15,553	6
*	Bolt Technology Corp.	900	6
*	CanArgo Energy Corp.	105,700	6
*	Cano Petroleum Inc.	9,900	4
	Barnwell Industries, Inc.	1,000	4
*	Uranium Resources Inc.	8,100	4
*	American Oil & Gas Inc.	4,017	3
*	Ngas Resources Inc.	2,400	3
*	Edge Petroleum Corp.	11,800	2
*	Geokinetics Inc.	600	2
*	Quest Resource Corp.	6,100	2
*	Mitcham Industries, Inc.	300	1
*	BMB Munai Inc.	1,500	1
			506,517
Financials (7.3%)
	JPMorgan Chase & Co.	1,828,942	48,613
	Wells Fargo & Co.	1,936,632	27,578
	Bank of America Corp.	3,133,950	21,374
	The Goldman Sachs Group, Inc.	194,942	20,668
	Bank of New York Mellon Corp.	562,569	15,893
	U.S. Bancorp	859,426	12,556
	The Travelers Cos., Inc.	286,312	11,636
	Morgan Stanley	468,143	10,660
	MetLife, Inc.	388,663	8,850
*	Berkshire Hathaway Inc. Class A	89	7,716
*	Berkshire Hathaway Inc. Class B	2,719	7,668
	Charles Schwab Corp.	480,954	7,455
	The Chubb Corp.	174,189	7,372
	CME Group, Inc.	29,529	7,276
	American Express Co.	511,299	6,969
	Ace Ltd.	163,310	6,598
	State Street Corp.	211,566	6,512
	PNC Financial Services Group	209,648	6,141
	Northern Trust Corp.	98,295	5,880

	Marsh & McLennan Cos., Inc.	251,787	5,099
	Aon Corp.	118,839	4,851
	The Allstate Corp.	249,326	4,775
	BB&T Corp.	270,560	4,578
	AFLAC Inc.	228,241	4,419
	Franklin Resources, Inc.	79,732	4,295
	Simon Property Group, Inc. REIT	122,754	4,252
	Progressive Corp. of Ohio	314,321	4,224
	Prudential Financial, Inc.	206,684	3,931
^	Citigroup Inc.	1,470,526	3,720
	Annaly Capital Management Inc. REIT	265,075	3,677
	Loews Corp.	161,092	3,560
	T. Rowe Price Group Inc.	120,915	3,490
	Public Storage, Inc. REIT	62,545	3,456
	People's United Financial Inc.	171,237	3,077
	Hudson City Bancorp, Inc.	231,077	2,701
	Invesco, Ltd.	189,600	2,628
	Equity Residential REIT	133,969	2,458
	Plum Creek Timber Co. Inc. REIT	82,089	2,386
	Capital One Financial Corp.	192,875	2,361
	Vornado Realty Trust REIT	69,653	2,315
	Moody's Corp.	100,323	2,299
	HCP, Inc. REIT	124,393	2,220
	Ameriprise Financial, Inc.	106,691	2,186
	Everest Re Group, Ltd.	30,200	2,138
*	IntercontinentalExchange Inc.	28,440	2,118
	Boston Properties, Inc. REIT	59,481	2,084
	Unum Group	163,112	2,039
	SunTrust Banks, Inc.	165,676	1,945
	Fidelity National Financial, Inc. Class A	99,085	1,933
	KeyCorp	243,845	1,919
	Avalonbay Communities, Inc. REIT	39,191	1,844
	Willis Group Holdings Ltd.	81,897	1,802
	New York Community Bancorp, Inc.	160,982	1,798
	Cincinnati Financial Corp.	75,472	1,726
	PartnerRe Ltd.	27,076	1,681
	Health Care Inc. REIT	53,486	1,636
	W.R. Berkley Corp.	71,454	1,611
*	TD Ameritrade Holding Corp.	115,932	1,601
	Ventas, Inc. REIT	70,175	1,587
^	M & T Bank Corp.	35,015	1,584
	Axis Capital Holdings Ltd.	66,200	1,492
	Regions Financial Corp.	338,939	1,444
	HCC Insurance Holdings, Inc.	56,139	1,414
	RenaissanceRe Holdings Ltd.	28,500	1,409
*	Leucadia National Corp.	91,188	1,358
*	Nasdaq OMX Group, Inc.	69,001	1,351
	Comerica, Inc.	73,639	1,348
	Discover Financial Services	211,494	1,335
	Federal Realty Investment Trust REIT	28,868	1,328
*	Markel Corp.	4,560	1,294
	Assurant, Inc.	57,553	1,253
	Eaton Vance Corp.	54,103	1,236
	Cullen/Frost Bankers, Inc.	26,286	1,234
	American International Group, Inc.	1,192,634	1,193

	Old Republic International Corp.	107,903	1,168
	Rayonier Inc. REIT	38,605	1,167
	NYSE Euronext	64,835	1,161
	The Hartford Financial Services Group Inc.	147,170	1,155
	Commerce Bancshares, Inc.	31,605	1,147
	Reinsurance Group of America, Inc.	35,191	1,140
*	SLM Corp.	230,149	1,139
	First Horizon National Corp.	104,986	1,128
	Digital Realty Trust, Inc. REIT	33,950	1,126
	Brown & Brown, Inc.	58,841	1,113
*	Arch Capital Group Ltd.	20,577	1,108
	Torchmark Corp.	41,863	1,098
	Legg Mason Inc.	68,837	1,095
	Nationwide Health Properties, Inc. REIT	48,587	1,078
	The Principal Financial Group, Inc.	127,713	1,045
	First American Corp.	39,287	1,041
	Federated Investors, Inc.	45,574	1,014
	Realty Income Corp. REIT	51,881	976
	Host Hotels & Resorts Inc. REIT	243,167	953
	AMB Property Corp. REIT	65,538	944
^	Raymond James Financial, Inc.	47,905	944
	Associated Banc-Corp.	60,457	933
	Regency Centers Corp. REIT	34,805	925
	Liberty Property Trust REIT	48,335	915
	Kimco Realty Corp. REIT	119,367	910
	XL Capital Ltd. Class A	162,901	889
	ProLogis REIT	132,348	860
	Aspen Insurance Holdings Ltd.	38,030	854
	Lincoln National Corp.	125,257	838
*	Affiliated Managers Group, Inc.	20,063	837
	SEI Investments Co.	65,708	802
	Arthur J. Gallagher & Co.	46,901	797
	Senior Housing Properties Trust REIT	56,354	790
	Bank of Hawaii Corp.	23,773	784
	Valley National Bancorp	62,732	776
	Jefferies Group, Inc.	56,028	773
*	The St. Joe Co.	45,909	769
	BancorpSouth, Inc.	36,821	767
	Fifth Third Bancorp	258,939	756
	Essex Property Trust, Inc. REIT	13,028	747
	FirstMerit Corp.	40,560	738
	The Hanover Insurance Group Inc.	25,443	733
	Allied World Assurance Holdings, Ltd.	19,175	729
*	ProAssurance Corp.	15,610	728
*	Alleghany Corp.	2,685	727
	Waddell & Reed Financial, Inc.	40,087	724
	Alexandria Real Estate Equities, Inc. REIT	19,828	722
	TCF Financial Corp.	59,018	694
	City National Corp.	20,378	688
	Highwood Properties, Inc. REIT	31,255	669
	TFS Financial Corp.	54,704	664
	Platinum Underwriters Holdings, Ltd.	23,300	661
	Marshall & Ilsley Corp.	116,672	657
	White Mountains Insurance Group Inc.	3,803	654
	Mack-Cali Realty Corp. REIT	32,989	654

	Westamerica Bancorporation	14,118	643
	Greenhill & Co., Inc.	8,700	642
	Corporate Office Properties Trust, Inc. REIT	25,692	638
	IPC Holdings Ltd.	23,400	633
	UDR, Inc. REIT	73,462	633
	National Retail Properties REIT	39,709	629
*	Knight Capital Group, Inc. Class A	41,868	617
	First Niagara Financial Group, Inc.	56,100	611
	UMB Financial Corp.	14,221	604
*	MSCI, Inc.-Class A Shares	35,561	601
	Endurance Specialty Holdings Ltd.	24,100	601
	American Financial Group, Inc.	37,340	599
	MFA Mortgage Investments, Inc. REIT	101,200	595
	Washington Federal Inc.	44,590	593
	Omega Healthcare Investors, Inc. REIT	41,166	580
	NewAlliance Bancshares, Inc.	48,781	573
	Camden Property Trust REIT	26,480	571
	Fulton Financial Corp.	86,147	571
	Prosperity Bancshares, Inc.	20,770	568
	Erie Indemnity Co. Class A	16,366	559
	Hospitality Properties Trust REIT	46,270	555
	StanCorp Financial Group, Inc.	24,298	554
*	Investment Technology Group, Inc.	21,637	552
	Montpelier Re Holdings Ltd.	42,508	551
	Zions Bancorp	55,507	546
	Janus Capital Group Inc.	80,039	532
	CIT Group Inc.	179,014	510
	BRE Properties Inc. Class A REIT	25,515	501
	Tanger Factory Outlet Centers, Inc. REIT	16,178	499
	Home Properties, Inc. REIT	15,889	487
*	Signature Bank	17,231	486
	Transatlantic Holdings, Inc.	13,170	470
	Glacier Bancorp, Inc.	29,828	469
*	Stifel Financial Corp.	10,800	468
	Synovus Financial Corp.	143,433	466
	Potlatch Corp. REIT	19,988	464
*	Argo Group International Holdings	15,317	461
	Taubman Co. REIT	26,800	457
*	MBIA, Inc.	99,456	456
	Equity Lifestyle Properties, Inc. REIT	11,950	455
	R.L.I. Corp.	9,030	453
	Tower Group, Inc.	18,275	450
	Hatteras Financial Corp. REIT	17,912	448
	Zenith National Insurance Corp.	18,528	447
	Mid-America Apartment Communities, Inc. REIT	14,468	446
	Trustmark Corp.	24,203	445
	Washington REIT	25,653	444
*	CB Richard Ellis Group, Inc.	107,881	435
	Healthcare Realty Trust Inc. REIT	28,955	434
	Genworth Financial Inc.	221,132	420
	Capitol Federal Financial	11,044	418
	Odyssey Re Holdings Corp.	10,800	410
	BOK Financial Corp.	11,712	405
	Mercury General Corp.	13,555	403
	Max Re Capital Ltd.	23,300	402

	Susquehanna Bancshares, Inc.	42,818	399
	Duke Realty Corp. REIT	72,127	397
	Jones Lang LaSalle Inc.	16,911	393
	Redwood Trust, Inc. REIT	25,376	390
	Hancock Holding Co.	12,255	383
*	PHH Corp.	26,947	379
	First Financial Bankshares, Inc.	7,810	376
	Whitney Holdings Corp.	32,633	374
	Fannie Mae	533,002	373
	HRPT Properties Trust REIT	116,860	373
	Weingarten Realty Investors REIT	39,034	372
	Douglas Emmett, Inc. REIT	50,059	370
	Old National Bancorp	33,024	369
	Astoria Financial Corp.	40,095	368
	Franklin Street Properties Corp. REIT	29,287	360
	American Campus Communities, Inc. REIT	20,686	359
	United Bankshares, Inc.	20,125	347
	EastGroup Properties, Inc. REIT	12,300	345
	NBT Bancorp, Inc.	15,953	345
	F.N.B. Corp.	44,875	344
	Wilmington Trust Corp.	35,091	340
*	AmeriCredit Corp.	57,973	340
*	E*TRADE Financial Corp.	264,700	339
	National Health Investors REIT	12,600	339
	IBERIABANK Corp.	7,300	335
*	Navigators Group, Inc.	6,993	330
	Selective Insurance Group	26,900	327
*	SVB Financial Group	16,334	327
	Unitrin, Inc.	23,351	326
	First Commonwealth Financial Corp.	36,633	325
	Park National Corp.	5,824	325
	SL Green Realty Corp. REIT	29,645	320
*	Interactive Brokers Group, Inc.	19,825	320
	Capstead Mortgage Corp. REIT	29,292	315
	Anworth Mortgage Asset Corp. REIT	50,646	310
	Ares Capital Corp.	63,882	309
*	KBW Inc.	14,836	302
	Provident Financial Services Inc.	27,926	302
	First Citizens BancShares Class A	2,259	298
	Kilroy Realty Corp. REIT	17,200	296
	National Penn Bancshares Inc.	35,494	295
	Huntington Bancshares Inc.	176,317	293
	Popular, Inc.	131,909	288
	DCT Industrial Trust Inc. REIT	90,537	287
	Investors Real Estate Trust REIT	29,024	286
	Delphi Financial Group, Inc.	21,114	284
	BioMed Realty Trust, Inc. REIT	41,720	282
	Apartment Investment & Management Co. Class A REIT	51,332	281
	Chimera Investment Corp. REIT	82,393	277
	Cathay General Bancorp	26,530	277
	PS Business Parks, Inc. REIT	7,502	276
	First Midwest Bancorp, Inc.	31,954	274
	Equity One, Inc. REIT	22,403	273
	Umpqua Holdings Corp.	30,127	273
	Brookline Bancorp, Inc.	28,689	273

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

	Bank Mutual Corp.	29,671	269
	Community Bank System, Inc.	16,000	268
	PacWest Bancorp	18,391	264
*	Ocwen Financial Corp.	22,800	261
*	Hilltop Holdings Inc.	22,838	260
*	MF Global Ltd.	60,955	258
	Entertainment Properties Trust REIT	16,334	257
	Financial Federal Corp.	12,100	256
	Infinity Property & Casualty Corp.	7,541	256
	Apollo Investment Corp.	73,274	255
	Sterling Bancshares, Inc.	38,850	254
	S & T Bancorp, Inc.	11,876	252
*	thinkorswim Group, Inc.	28,869	249
	Chemical Financial Corp.	11,969	249
	Extra Space Storage Inc. REIT	44,779	247
	Employers Holdings, Inc.	25,739	246
	The Macerich Co. REIT	39,085	245
^	Freddie Mac	321,928	245
*	Piper Jaffray Cos., Inc.	9,320	240
	WesBanco, Inc.	10,494	240
*	PICO Holdings, Inc.	7,896	237
	optionsXpress Holdings Inc.	20,567	234
*	Nelnet, Inc.	26,200	232
	TrustCo Bank NY	38,059	229
*	Texas Capital Bancshares, Inc.	20,094	226
	International Bancshares Corp.	28,820	225
	Post Properties, Inc. REIT	21,954	223
	Assured Guaranty Ltd.	32,820	222
	United Fire & Casualty Co.	10,001	220
	Cash America International Inc.	13,987	219
	Sovran Self Storage, Inc. REIT	10,780	216
	City Holding Co.	7,927	216
	PrivateBancorp, Inc.	14,841	215
	CVB Financial Corp.	31,575	209
	Inland Real Estate Corp. REIT	29,454	209
	First BanCorp Puerto Rico	48,700	207
*	Citizens, Inc.	28,369	206
	First Financial Corp. (IN)	5,581	206
	Bank of the Ozarks, Inc.	8,908	206
*	Pinnacle Financial Partners, Inc.	8,668	206
	Provident New York Bancorp, Inc.	24,030	205
*	Investors Bancorp, Inc.	23,646	200
	iStar Financial Inc. REIT	69,628	196
*	CNA Surety Corp.	10,410	192
*	EZCORP, Inc.	16,338	189
	East West Bancorp, Inc.	40,848	187
^	American Capital Ltd.	99,680	186
*	Beneficial Mutual Bancorp, Inc.	18,732	185
	Pacific Capital Bancorp	27,202	184
	Provident Bankshares Corp.	25,602	180
	Harleysville Group, Inc.	5,517	175
	DiamondRock Hospitality Co. REIT	43,685	175
*	Portfolio Recovery Associates, Inc.	6,500	174
	TowneBank	10,600	173

Simmons First National Corp.	6,737	170

	Protective Life Corp.	32,310	170
	MB Financial, Inc.	12,462	169
	Alexander's, Inc. REIT	989	169
	Home Bancshares Inc.	8,361	167
	Harleysville National Corp.	27,481	167
*	Amerisafe Inc.	10,800	165
	Acadia Realty Trust REIT	15,578	165
	Forest City Enterprise Class A	45,418	163
*	Enstar Group Ltd.	2,900	163
	Westfield Financial, Inc.	18,433	162
	Safety Insurance Group, Inc.	5,189	161
^	United Community Banks, Inc.	38,593	161
	Getty Realty Holding Corp. REIT	8,727	160
	Horace Mann Educators Corp.	19,085	160
	American Physicians Capital, Inc.	3,900	160
	SWS Group, Inc.	10,221	159
*	First Cash Financial Services, Inc.	10,600	158
	Allied Capital Corp.	99,397	158
	LTC Properties, Inc. REIT	9,000	158
	Amtrust Financial Services Inc.	16,445	157
*	Riskmetrics Group Inc.	10,836	155
	Saul Centers, Inc. REIT	6,643	153
	First Financial Northwest, Inc.	18,037	150
	Community Trust Bancorp Inc.	5,623	150
	First Financial Bancorp	15,482	148
	Northwest Bancorp, Inc.	8,313	140
	Meadowbrook Insurance Group, Inc.	22,801	139
	First Source Corp.	7,693	139
	Northfield Bancorp, Inc.	12,700	139
	BankFinancial Corp.	13,840	138
	MGIC Investment Corp.	96,017	136
	Dime Community Bancshares	14,512	136
*	eHealth, Inc.	8,500	136
	TriCo Bancshares	8,078	135
	StellarOne Corp.	11,315	135
	First Bancorp (NC)	11,217	134
*	LaBranche & Co. Inc.	35,499	133
	Southside Bancshares, Inc.	7,016	133
*	Oritani Financial Corp.	9,464	132
	Cousins Properties, Inc. REIT	20,378	131
	Brandywine Realty Trust REIT	44,437	127
*	TradeStation Group, Inc.	19,117	126
	S.Y. Bancorp, Inc.	5,189	126
	Ashford Hospitality Trust REIT	80,665	124
	GFI Group Inc.	38,668	124
	Wintrust Financial Corp.	10,032	123
	Developers Diversified Realty Corp. REIT	57,710	123
*	FPIC Insurance Group, Inc.	3,300	122
*	Forestar Real Estate Group, Inc.	15,641	120
*	World Acceptance Corp.	6,937	119
	Sterling Financial Corp.	56,908	118
	CapitalSource Inc. REIT	95,302	116
	American Equity Investment Life Holding Co.	27,800	116
	Republic Bancorp, Inc. Class A	6,160	115
	First Merchants Corp.	10,627	115

	Boston Private Financial Holdings, Inc.	32,663	115
*	Greenlight Capital Re. Ltd.	7,095	113
	Clifton Savings Bancorp, Inc.	11,292	113
	Suffolk Bancorp	4,300	112
	Stewart Information Services Corp.	5,720	112
	Essa Bancorp Inc.	8,266	110
	Universal Health Realty Income REIT	3,752	110
	Medical Properties Trust Inc. REIT	29,986	109
	Lakeland Financial Corp.	5,698	109
	Radian Group, Inc.	59,453	108
^	Colonial BancGroup, Inc.	118,540	107
	UCBH Holdings, Inc.	70,421	106
	Webster Financial Corp.	24,680	105
	Ambac Financial Group, Inc.	134,271	105
	Cardinal Financial Corp.	18,214	105
	Univest Corp. of Pennsylvania	5,905	103
	Independent Bank Corp. (MA)	7,000	103
	Danvers Bancorp, Inc.	7,461	103
	Tompkins Trustco, Inc.	2,390	103
	BGC Partners, Inc.	46,430	103
	Lakeland Bancorp, Inc.	12,674	102
*	Citizens Banking Corp.	65,562	102
	First Busey Corp.	13,011	101
	General Growth Properties Inc. REIT	139,408	99
	Mainsource Financial Group, Inc.	12,281	99
*	Guaranty Bancorp	55,768	98
	National Western Life Insurance Co. Class A	857	97
	LaSalle Hotel Properties REIT	16,460	96
	Arrow Financial Corp.	4,022	95
*	Seabright Insurance Holdings, Inc.	9,100	95
*	Western Alliance Bancorp	20,740	95
	ViewPoint Financial Group	7,847	94
	Central Pacific Financial Co.	16,703	94
*	First Mercury Financial Corp.	6,441	93
	Lexington Realty Trust REIT	38,393	91
	Flagstone Reinsurance Holdings Ltd.	11,709	91
*	Sun Bancorp, Inc. (NJ)	17,479	91
	Prospect Energy Corp.	10,500	89
	Renasant Corp.	7,089	89
	BlackRock Kelso Capital Corp.	20,741	87
*	Tejon Ranch Co.	4,200	87
	Sun Communities, Inc. REIT	7,326	87
	Berkshire Hills Bancorp, Inc.	3,778	87
	Colonial Properties Trust REIT	22,611	86
	Urstadt Biddle Properties Class A REIT	6,391	86
	Hercules Technology Growth Capital, Inc.	17,107	86
*	MarketAxess Holdings, Inc.	11,113	85
*	Conseco, Inc.	91,466	84
	NorthStar Realty Finance Corp. REIT	35,998	84
	Westwood Holdings Group, Inc.	2,100	82
	EMC Insurance Group, Inc.	3,895	82
	State Auto Financial Corp.	4,617	81
	German American Bancorp	6,797	81
	Nara Bancorp, Inc.	27,402	81
	OneBeacon Insurance Group Ltd.	8,107	78

*	The First Marblehead Corp.	59,851	77
	BancFirst Corp.	2,100	76
*	Virginia Commerce Bancorp, Inc.	20,165	76
	Presidential Life Corp.	9,800	76
	Donegal Group Inc. Class A	4,931	76
	MVC Capital, Inc.	9,000	76
*	The Bancorp Inc.	17,858	75
*	Republic First Bancorp, Inc.	10,419	74
	Hanmi Financial Corp.	57,069	74
	Greene County Bancshares	8,402	74
	Peapack Gladstone Financial Corp.	4,063	73
	National Financial Partners Corp.	22,825	73
	Washington Trust Bancorp, Inc.	4,493	73
	Sandy Spring Bancorp, Inc.	6,532	73
	DuPont Fabros Technology Inc. REIT	10,586	73
	Roma Financial Corp.	5,600	73
*	Dollar Financial Corp.	7,500	71
	Evercore Partners Inc.	4,600	71
	Abington Community Bancorp Inc.	8,563	71
	Kayne Anderson Energy Development Co.	7,400	69
	Capital Southwest Corp.	901	69
	MCG Capital Corp.	53,615	69
	Gamco Investors Inc. Class A	2,093	68
	Columbia Banking System, Inc.	10,634	68
	SCBT Financial Corp.	3,229	67
	Merchants Bancshares, Inc.	3,611	67
	NGP Capital Resources Co.	13,425	67
*	Penson Worldwide, Inc.	10,262	66
	Kearny Financial Corp.	6,281	66
	Compass Diversified Trust	7,370	66
	Mission West Properties Inc. REIT	10,188	65
*	PMA Capital Corp. Class A	15,612	65
*	Credit Acceptance Corp.	3,000	64
	Life Partners Holdings	3,750	64
	CBL & Associates Properties, Inc. REIT	26,488	63
	Peoples Bancorp, Inc.	4,782	62
	Agree Realty Corp. REIT	3,900	61
*	Crawford & Co. Class B	9,050	61
	Medallion Financial Corp.	8,180	61
	WSFS Financial Corp.	2,700	60
	Sunstone Hotel Investors, Inc. REIT	22,950	60
	CoBiz Inc.	11,273	59
	The South Financial Group, Inc.	53,734	59
	First Potomac REIT	7,995	59
	Student Loan Corp.	1,350	59
	The Phoenix Cos., Inc.	49,630	58
	Wilshire Bancorp Inc.	11,250	58
	Bryn Mawr Bank Corp.	3,402	57
	Sterling Bancorp	5,785	57
	Pennsylvania REIT	15,649	56
*	Irwin Financial Corp.	27,837	54
	Parkway Properties Inc. REIT	5,269	54
	Citizens & Northern Corp.	2,898	54
	Heartland Financial USA, Inc.	3,955	54
	Union Bankshares Corp.	3,850	53

	Flushing Financial Corp.	8,852	53
	Gladstone Capital Corp.	8,419	53
	Southwest Bancorp, Inc.	5,544	52
	RAIT Financial Trust REIT	42,555	52
	Great Southern Bancorp, Inc.	3,677	52
	CFS Bancorp, Inc.	13,200	51
	Penns Woods Bancorp, Inc.	2,008	51
	Consolidated-Tomoka Land Co.	1,700	50
*	Encore Capital Group, Inc.	11,123	50
*	Thomas Weisel Partners Group, Inc.	13,900	50
	Center Bancorp, Inc.	6,845	49
	Baldwin & Lyons, Inc. Class B	2,573	49
	First Industrial Realty Trust REIT	19,264	47
	Gladstone Commercial Corp. REIT	5,300	47
	Cohen & Steers, Inc.	4,200	47
*	FBR Capital Markets Corp.	14,232	47
	HF Financial Corp.	3,644	46
	First South Bancorp, Inc.	4,352	46
	American Capital Agency Corp. REIT	2,700	46
	Associated Estates Realty Corp. REIT	8,108	46
	Gladstone Investment Corp.	11,924	46
	Ramco-Gershenson Properties Trust REIT	7,010	45
*,^	Guaranty Financial Group, Inc.	42,841	45
	Ames National Corp.	2,615	45
	BancTrust Financial Group, Inc.	7,033	45
	Capital City Bank Group, Inc.	3,850	44
	PremierWest Bancorp	10,955	44
	Oriental Financial Group Inc.	8,981	44
	Frontier Financial Corp.	39,707	44
	Calamos Asset Management, Inc.	9,004	43
	Kansas City Life Insurance Co.	1,200	43
*	FCStone Group, Inc.	18,800	43
^	United Security Bancshares (CA)	5,810	43
	Advance America, Cash Advance Centers, Inc.	25,059	42
	Camden National Corp.	1,840	42
	Princeton National Bancorp, Inc.	2,999	42
	Resource Capital Corp. REIT	13,800	42
*	Ampal-American Israel Corp.	24,444	42
	National Bankshares, Inc.	2,192	41
	State Bancorp, Inc.	5,343	41
	Cedar Shopping Centers, Inc. REIT	23,600	41
*	Ladenburg Thalmann Financial Services, Inc.	76,300	40
*	Asset Acceptance Capital Corp.	7,559	40
	Jefferson Bancshares, Inc.	5,200	40
	Eastern Insurance Holdings, Inc.	5,100	40
	United Community Financial Corp.	32,272	39
	Old Second Bancorp, Inc.	6,115	39
	Macatawa Bank Corp.	10,455	39
*	Pacific Mercantile Bancorp	10,891	38
	Amcore Financial, Inc.	23,844	38
	Kite Realty Group Trust REIT	15,523	38
	Sanders Morris Harris Group Inc.	9,701	38
	Eastern Virginia Bankshares, Inc.	4,460	37
	Heritage Financial Corp.	3,576	37
	Heritage Commerce Corp.	7,000	37

	LSB Corp.	4,028	36
	First Security Group Inc.	10,668	36
	First Community Bancshares, Inc.	3,079	36
	Wainwright Bank & Trust Co.	5,682	36
	Northrim Bancorp Inc.	3,584	36
	American National Bankshares Inc.	2,283	36
	Pulaski Financial Corp.	7,046	35
	OceanFirst Financial Corp.	3,436	35
	The PMI Group Inc.	56,500	35
	K-Fed Bancorp	4,436	35
	Cadence Financial Corp.	7,800	34
	West Bancorporation	4,621	34
	Shore Bancshares, Inc.	2,050	34
	FelCor Lodging Trust, Inc. REIT	24,868	34
*	Primus Guaranty, Ltd.	21,467	34
	UMH Properties, Inc. REIT	6,159	33
	TICC Capital Corp.	9,386	33
*	First Acceptance Corp.	13,145	32
	Independent Bank Corp. (MI)	13,405	31
	U-Store-It Trust REIT	15,495	31
	Comm Bancorp, Inc.	843	31
	Taylor Capital Group, Inc.	7,000	31
	First Financial Holdings, Inc.	4,035	31
	Ameriserv Financial Inc.	18,587	31
^	City Bank Lynnwood (WA)	9,265	31
*	Avatar Holding, Inc.	1,994	30
	NYMAGIC, Inc.	2,400	29
*	Waterstone Financial, Inc.	14,279	29
	Bank of Granite Corp.	16,417	28
	Financial Institutions, Inc.	3,651	28
	United Financial Bancorp, Inc.	2,091	27
*	United America Indemnity, Ltd.	6,800	27
*	Maguire Properties, Inc. REIT	36,800	26
*	American Safety Insurance Holdings, Ltd.	2,300	26
	Provident Financial Holdings, Inc.	4,832	25
	Hampton Roads Bankshares, Inc.	3,192	25
	FBL Financial Group, Inc. Class A	5,883	24
	Fifth Street Finance Corp.	3,126	24
	First M&F Corp.	3,952	24
	Hersha Hospitality Trust REIT	12,700	24
	PMC Commercial Trust REIT	4,300	24
	First Bancorp, Inc.	1,500	24
	Investors Title Co.	812	24
*	Harris & Harris Group, Inc.	6,200	23
	Center Financial Corp.	8,115	23
	CapLease, Inc. REIT	11,600	23
	Education Realty Trust, Inc. REIT	6,521	23
	Centerstate Banks of Florida	2,042	22
	Farmers Capital Bank Corp.	1,430	22
	U.S. Global Investors, Inc. Class A	4,600	22
	Glimcher Realty Trust REIT	15,734	22
*	Stratus Properties Inc.	3,604	22
	TIB Financial Corp.	7,491	22
	MBT Financial Corp.	11,530	21
	TF Financial Corp.	1,161	21

	Resource America, Inc.	5,286	21
*	Meridian Interstate Bancorp, Inc.	2,492	21
	American Physicians Service Group, Inc.	1,090	21
	Capital Bank Corp.	4,502	21
	Monmouth Real Estate Investment Corp. REIT	3,100	20
	Strategic Hotels and Resorts, Inc. REIT	29,600	20
	United Security Bancshares, Inc.	1,292	20
	North Valley Bancorp	4,618	20
	First Place Financial Corp.	5,836	20
*	Encore Bancshares, Inc.	2,207	20
	Colony Bankcorp, Inc.	3,062	20
	Century Bancorp, Inc. Class A	1,440	19
	Winthrop Realty Trust REIT	2,759	19
	Cogdell Spencer Inc. REIT	3,700	19
	Smithtown Bancorp, Inc.	1,654	19
*	Rewards Network Inc.	5,200	18
	Pacific Continental Corp.	1,550	18
	TierOne Corp.	8,416	18
	NewBridge Bancorp.	8,369	18
	Cascade Bancorp	10,816	18
	HopFed Bancorp, Inc.	1,815	17
	West Coast Bancorp	7,697	17
	Gramercy Capital Corp. REIT	17,524	17
	Codorus Valley Bancorp, Inc.	2,097	17
	Hawthorn Bancshares Inc.	1,461	17
	Capitol Bancorp Ltd.	3,990	17
^	W Holding Co., Inc.	1,821	17
	Enterprise Financial Services Corp.	1,685	16
	Unity Bancorp, Inc.	5,069	16
*	Superior Bancorp	4,089	16
*	Virtus Investment Partners Inc.	2,481	16
*	NewStar Financial, Inc.	6,812	16
	Yadkin Valley Bank and Trust Co.	2,100	16
*,^	CompuCredit Corp.	6,159	15
	One Liberty Properties, Inc. REIT	4,200	15
	First State Bancorporation	10,265	14
	Integra Bank Corp.	7,550	14
*	Cowen Group, Inc.	2,900	14
	MutualFirst Financial Inc.	2,926	14
*	BCSB Bancorp, Inc.	1,582	14
	Alesco Financial, Inc. REIT	28,832	14
	Seacoast Banking Corp. of Florida	4,564	14
	First Federal Bancshares of Arkansas, Inc.	2,933	14
	Banner Corp.	4,700	14
	Mercantile Bank Corp.	2,546	14
*	Tree.com, Inc.	2,950	14
	Atlantic Coast Federal Corp.	4,745	13
	Independence Holding Co.	2,602	13
	ASTA Funding, Inc.	5,300	13
	Newcastle Investment Corp. REIT	19,931	13
	Bank of Marin Bancorp	600	13
	Wayne Savings Bancshares, Inc.	2,079	13
	First of Long Island Corp.	600	12
	Bridge Bancorp, Inc.	600	12
	QC Holdings Inc.	2,008	12

	Corus Bankshares Inc.	43,780	12
	Citizens South Banking Corp.	2,237	12
	Sierra Bancorp	1,200	12
	FNB Corp. (NC)	4,656	12
	Intervest Bancshares Corp.	5,348	11
*	Flagstar Bancorp, Inc.	15,254	11
	Ameris Bancorp	2,421	11
*	Friedman, Billings, Ramsey Group, Inc. REIT	56,688	11
	Landmark Bancorp Inc.	786	11
	Camco Financial Corp.	6,536	11
*	United PanAm Financial Corp.	7,392	11
	Dynex Capital, Inc. REIT	1,400	10
	First Defiance Financial Corp.	1,600	10
	PennantPark Investment Corp.	2,500	9
*	Pennsylvania Commerce Bancorp, Inc.	500	9
*	First Regional Bancorp	5,600	9
	Kohlberg Capital Corp.	2,881	9
	Anchor Bancorp Wisconsin Inc.	6,479	9
*	Marlin Business Services Inc.	2,196	9
	Royal Bancshares of Pennsylvania, Inc.	4,060	9
	Preferred Bank	1,573	8
	PAB Bankshares, Inc.	2,196	8
	Care Investment Trust Inc.	1,500	8
	Midwest Banc Holdings, Inc.	8,097	8
	HMN Financial, Inc.	2,621	8
	Federal Agricultural Mortgage Corp. Class A	3,500	8
*	Reis, Inc.	2,356	8
	National Interstate Corp.	445	8
*	Community Bancorp	3,750	7
*	Consumer Portfolio Services, Inc.	14,200	7
	Anthracite Capital Inc. REIT	21,100	7
	Horizon Financial Corp.	3,993	7
*	AmericanWest Bancorporation	5,796	7
*	First Keystone Financial, Inc.	958	6
*	American Independence Corp.	1,770	6
	Thomas Properties Group, Inc.	5,320	6
	BankAtlantic Bancorp, Inc. Class A	3,067	6
	Advanta Corp. Class B	9,200	6
	Meta Financial Group, Inc.	554	6
	Capital Trust Class A REIT	5,099	6
	Advanta Corp. Class A	10,894	6
	Rockville Financial, Inc.	600	5
	Ameriana Bancorp	1,926	5
	Alliance Financial Corp.	300	5
	Arbor Realty Trust, Inc. REIT	7,200	5
*	Specialty Underwriters' Alliance, Inc.	1,400	5
	NASB Financial Inc.	200	5
	Patriot Capital Funding Inc.	2,500	5
*	Market Leader, Inc.	3,100	5
	Eagle Bancorp, Inc.	636	4
	Diamond Hill Investment Group	100	4
	BRT Realty Trust REIT	1,000	4
*	First Mariner Bancorp, Inc.	5,242	3
*	United America Indemnity Rights Exp. 04/09/2009	6,800	3
	Vestin Realty Mortgage II, Inc.	1,269	3

	Citizens First Bancorp, Inc.	2,748	3
*	ZipRealty, Inc.	900	3
	Federal Agricultural Mortgage Corp. Class C	900	2
	Rainier Pacific Financial Group Inc.	3,925	2
	BankUnited Financial Corp.	9,685	2
^	Temecula Valley Bancorp, Inc.	4,763	2
	Jer Investor Trust REIT	3,090	2
	CNB Financial Corp.	200	2
	Deerfield Capital Corp.	1,764	2
	First United Corp.	200	2
^	Security Bank Corp.	4,192	2
	Affirmative Insurance Holdings, Inc.	500	2
*	AMV Liquidating Trust	13,300	1
	Southern Community Financial Corp.	400	1
	Columbia Bancorp (OR)	1,800	1
*	Valley National Bankcorp Warrants Exp. 6/30/15	570	1
	Cascade Financial Corp.	375	1
	Fidelity Southern Corp.	302	1
*,^	Triad Guaranty, Inc.	4,400	1
	Habersham Bancorp	200	1
	Community Capital Corp.	115	1
	Grubb & Ellis Co.	600	—
*	FX Real Estate and Entertainment Inc.	2,254	—
*	EBS Litigation LLC	6,856	—
*	Teton Advisors Inc. Class B	31	—
			509,888
Health Care (8.7%)
	Johnson & Johnson	1,359,584	71,514
	Pfizer Inc.	3,304,327	45,005
	Abbott Laboratories	760,468	36,274
	Wyeth	652,661	28,091
	Merck & Co., Inc.	1,036,392	27,724
*	Amgen Inc.	519,342	25,718
	Bristol-Myers Squibb Co.	970,646	21,277
*	Gilead Sciences, Inc.	446,428	20,679
	Schering-Plough Corp.	797,430	18,779
	Eli Lilly & Co.	501,774	16,764
	Medtronic, Inc.	552,626	16,286
	Baxter International, Inc.	304,226	15,582
	UnitedHealth Group Inc.	591,626	12,383
*	Medco Health Solutions, Inc.	243,868	10,082
*	Celgene Corp.	224,359	9,962
*	WellPoint Inc.	249,263	9,465
	Covidien Ltd.	246,613	8,197
	Becton, Dickinson & Co.	119,400	8,028
*	Genzyme Corp.	132,428	7,865
*	Biogen Idec Inc.	142,892	7,490
*	Thermo Fisher Scientific, Inc.	205,829	7,342
	Allergan, Inc.	148,806	7,107
*	St. Jude Medical, Inc.	168,508	6,122
	Cardinal Health, Inc.	176,054	5,542
	Aetna Inc.	225,784	5,493
*	Boston Scientific Corp.	661,871	5,262
*	Express Scripts Inc.	103,010	4,756
	Stryker Corp.	138,401	4,711

	McKesson Corp.	133,937	4,693
*	Zimmer Holdings, Inc.	110,573	4,036
	C.R. Bard, Inc.	48,847	3,894
	Quest Diagnostics, Inc.	81,405	3,865
*	Forest Laboratories, Inc.	148,435	3,260
*	Laboratory Corp. of America Holdings	53,137	3,108
*	Life Technologies Corp.	85,314	2,771
	AmerisourceBergen Corp.	76,826	2,509
*	Hospira, Inc.	78,613	2,426
	CIGNA Corp.	133,815	2,354
*	Cephalon, Inc.	33,627	2,290
*	Vertex Pharmaceuticals, Inc.	79,430	2,282
*	Illumina, Inc.	60,928	2,269
*	DaVita, Inc.	51,036	2,243
*	Humana Inc.	83,043	2,166
*	Myriad Genetics, Inc.	45,774	2,081
*	Mylan Inc.	150,027	2,012
	DENTSPLY International Inc.	69,657	1,870
*	Varian Medical Systems, Inc.	61,190	1,863
*	Intuitive Surgical, Inc.	19,143	1,825
*	Waters Corp.	48,089	1,777
*	Henry Schein, Inc.	43,952	1,759
*	Hologic, Inc.	126,165	1,652
*	Edwards Lifesciences Corp.	27,197	1,649
	Beckman Coulter, Inc.	30,776	1,570
*	Millipore Corp.	27,026	1,552
*	Watson Pharmaceuticals, Inc.	48,675	1,514
*	Cerner Corp.	33,724	1,483
	Omnicare, Inc.	57,884	1,418
*	Alexion Pharmaceuticals, Inc.	36,192	1,363
*	ResMed Inc.	37,054	1,310
	Pharmaceutical Product Development, Inc.	51,898	1,231
*	Gen-Probe Inc.	26,720	1,218
*	Endo Pharmaceuticals Holdings, Inc.	66,089	1,168
*	Covance, Inc.	31,439	1,120
	IMS Health, Inc.	89,499	1,116
*	OSI Pharmaceuticals, Inc.	28,674	1,097
*	IDEXX Laboratories, Inc.	29,170	1,009
	Techne Corp.	17,974	983
*	Inverness Medical Innovations, Inc.	36,477	971
	Perrigo Co.	38,555	957
*	Coventry Health Care Inc.	72,974	944
*	VCA Antech, Inc.	41,600	938
*	Charles River Laboratories, Inc.	33,275	905
	Universal Health Services Class B	23,397	897
*	Immucor Inc.	34,680	872
*	King Pharmaceuticals, Inc.	121,339	858
*	Patterson Companies, Inc.	45,356	855
*	Mettler-Toledo International Inc.	16,437	844
*	Onyx Pharmaceuticals, Inc.	28,098	802
*	Sepracor Inc.	54,471	799
*	Lincare Holdings, Inc.	36,576	797
*	Amylin Pharmaceuticals, Inc.	67,390	792
	Teleflex Inc.	19,814	775
*	United Therapeutics Corp.	11,440	756

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

	PerkinElmer, Inc.	58,140	742
*	Health Net Inc.	50,724	734
*	Isis Pharmaceuticals, Inc.	48,525	728
*	Magellan Health Services, Inc.	19,815	722
*	Thoratec Corp.	28,062	721
*	AMERIGROUP Corp.	25,926	714
*	Community Health Systems, Inc.	46,471	713
*	Valeant Pharmaceuticals International	39,848	709
*	Haemonetics Corp.	12,762	703
*	Masimo Corp.	24,192	701
	Owens & Minor, Inc.	20,670	685
	STERIS Corp.	29,337	683
*	MEDNAX, Inc.	22,314	658
*	Bio-Rad Laboratories, Inc. Class A	9,205	607
*	BioMarin Pharmaceutical Inc.	49,105	606
*	CV Therapeutics, Inc.	30,494	606
	Cooper Cos., Inc.	22,098	584
*	Alkermes, Inc.	46,714	567
*	Kinetic Concepts, Inc.	26,522	560
*	Nuvasive, Inc.	17,750	557
*	Auxilium Pharmaceuticals, Inc.	19,600	543
	West Pharmaceutical Services, Inc.	16,075	527
*	Warner Chilcott Ltd.	49,901	525
*	LifePoint Hospitals, Inc.	24,971	521
*	HLTH Corp.	47,665	493
*	Cubist Pharmaceuticals, Inc.	28,306	463
*	PSS World Medical, Inc.	30,150	433
	Chemed Corp.	11,100	432
*	Psychiatric Solutions, Inc.	27,366	430
	PDL BioPharma Inc.	59,495	421
*	Dionex Corp.	8,900	421
*	Regeneron Pharmaceuticals, Inc.	30,284	420
*	HMS Holdings Corp.	12,333	406
*,^	Sequenom, Inc.	28,330	403
*	American Medical Systems Holdings, Inc.	35,892	400
*	Centene Corp.	21,900	395
*	Theravance, Inc.	23,038	392
*	HealthSouth Corp.	44,048	391
*	Amedisys Inc.	13,434	369
*	Luminex Corp.	19,916	361
	Meridian Bioscience Inc.	19,708	357
*	Acorda Therapeutics Inc.	17,600	349
	Medicis Pharmaceutical Corp.	27,892	345
*	Catalyst Health Solutions, Inc.	17,150	340
*	Varian, Inc.	14,130	335
*	Seattle Genetics, Inc.	33,686	332
	Martek Biosciences Corp.	17,384	317
*	Alnylam Pharmaceuticals Inc.	16,500	314
*	Health Management Associates Class A	120,204	310
*	AMAG Pharmaceuticals, Inc.	8,433	310
*	Nektar Therapeutics	57,076	308
*	Medarex, Inc.	59,651	306
	Hill-Rom Holdings, Inc.	30,913	306
*	Volcano Corp.	21,009	306

*	Celera Corp.	39,557	302

*	InterMune Inc.	18,200	299
	Allscripts Healthcare Solutions, Inc.	28,500	293
*	Tenet Healthcare Corp.	249,089	289
*	The Medicines Co.	26,016	282
*	Wright Medical Group, Inc.	20,900	272
*	PharMerica Corp.	16,254	270
*	Salix Pharmaceuticals, Ltd.	28,258	268
*	Phase Forward Inc.	20,914	268
*	Cougar Biotechnology Inc.	8,300	267
*	PAREXEL International Corp.	27,200	265
*	CONMED Corp.	18,340	264
*	Cepheid, Inc.	38,222	264
*	Integra LifeSciences Holdings	10,601	262
*	Hanger Orthopedic Group, Inc.	19,735	262
*	Halozyme Therapeutics Inc.	47,600	260
*	AmSurg Corp.	16,300	258
	Landauer, Inc.	4,900	248
*	Eclipsys Corp.	24,400	247
*	Exelixis, Inc.	53,505	246
	Invacare Corp.	15,307	245
*	Geron Corp.	54,780	245
*	Medivation Inc.	13,315	243
*	Greatbatch, Inc.	12,541	243
*	Align Technology, Inc.	30,461	242
*	AthenaHealth Inc.	9,800	236
*	Xenoport Inc.	11,900	230
*	Kindred Healthcare, Inc.	15,232	228
*	WellCare Health Plans Inc.	20,159	227
*	Cyberonics, Inc.	16,500	219
*	Ligand Pharmaceuticals Inc. Class B	72,899	217
*	Dendreon Corp.	51,533	216
*	Momenta Pharmaceuticals, Inc.	19,600	216
*	Par Pharmaceutical Cos. Inc.	22,527	213
*	Abraxis BioScience	4,441	212
*	Healthspring, Inc.	24,700	207
*	ViroPharma Inc.	38,631	203
*	Gentiva Health Services, Inc.	13,331	203
	Computer Programs and Systems, Inc.	5,800	193
*	ICU Medical, Inc.	6,000	193
	Analogic Corp.	5,900	189
*	Abaxis, Inc.	10,700	184
*	Conceptus, Inc.	15,600	183
*	Cypress Bioscience, Inc.	25,177	179
*	Vivus, Inc.	41,314	178
*	Enzon Pharmaceuticals, Inc.	29,291	178
*	Res-Care, Inc.	12,200	178
*	Healthways, Inc.	20,213	177
*	Natus Medical Inc.	20,800	177
*	Allos Therapeutics Inc.	28,177	174
*	Savient Pharmaceuticals Inc.	35,161	174
*	ImmunoGen, Inc.	24,400	173
*	MedAssets, Inc.	11,500	164
*	Bio-Reference Laboratories, Inc.	7,744	162
*	Merit Medical Systems, Inc.	12,839	157
	Brookdale Senior Living Inc.	30,871	156

*	AngioDynamics, Inc.	13,721	154
*	ev3 Inc.	21,637	154
*	Sun Healthcare Group Inc.	17,929	151
*	Anadys Pharmaceuticals Inc.	21,879	149
*	Universal American Corp.	17,357	147
*,^	MannKind Corp.	42,095	147
*	VNUS Medical Technologies, Inc.	6,800	145
*	Incyte Corp.	61,382	144
*	Maxygen Inc.	21,091	143
*	Quidel Corp.	15,000	138
*	SonoSite, Inc.	7,700	138
*	Orthovita, Inc.	50,316	135
*	Inspire Pharmaceuticals, Inc.	33,085	134
*	Omnicell, Inc.	17,100	134
*	inVentiv Health, Inc.	16,315	133
*	LHC Group Inc.	5,900	131
*	Optimer Pharmaceuticals Inc.	9,900	131
*	Accuray Inc.	25,957	131
*	Odyssey Healthcare, Inc.	13,000	126
*	Nabi Biopharmaceuticals	34,071	126
*	Somanetics Corp.	8,183	124
*	AMN Healthcare Services, Inc.	24,305	124
*	IRIS International, Inc.	10,700	123
*	NPS Pharmaceuticals Inc.	28,946	122
*	Pain Therapeutics, Inc.	28,900	121
*	Questcor Pharmaceuticals, Inc.	24,622	121
*	Affymetrix, Inc.	36,894	121
*	RehabCare Group, Inc.	6,832	119
*	Bruker BioSciences Corp.	19,264	119
*	ABIOMED, Inc.	24,200	119
*	CorVel Corp.	5,756	116
*	Cross Country Healthcare, Inc.	17,700	116
*	OraSure Technologies, Inc.	45,590	115
*	Progenics Pharmaceuticals, Inc.	17,436	115
*	Zoll Medical Corp.	8,000	115
*	MWI Veterinary Supply Inc.	4,000	114
*	Sangamo BioSciences, Inc.	26,483	112
*	Genoptix, Inc.	4,100	112
*	Albany Molecular Research, Inc.	11,811	111
*	Facet Biotech Corp.	11,439	109
*	SurModics, Inc.	5,945	109
*	Genomic Health, Inc.	4,300	105
*	Metabolix Inc.	15,284	104
*	Matrixx Initiatives, Inc.	6,300	103
*	eResearch Technology, Inc.	19,350	102
*	Medical Action Industries Inc.	12,150	101
*	Neogen Corp.	4,602	100
*	Orthofix International N.V.	5,401	100
*	Assisted Living Concepts Inc.	7,344	100
*	Rigel Pharmaceuticals, Inc.	15,889	98
	National Healthcare Corp.	2,400	96
*	Symmetry Medical Inc.	15,100	95
*	Emergency Medical Services LP Class A	3,000	94
*	GTx, Inc.	8,800	93
*	Kensey Nash Corp.	4,291	91

*	America Service Group Inc.	6,943	90
*	ArQule, Inc.	21,301	88
*	US Physical Therapy, Inc.	9,100	88
*	Molina Healthcare Inc.	4,618	88
*	Air Methods Corp.	5,000	85
*	Noven Pharmaceuticals, Inc.	8,900	84
*	Clinical Data, Inc.	7,800	84
*	Kendle International Inc.	4,000	84
*	TomoTherapy, Inc.	31,606	84
*	Spectranetics Corp.	32,796	83
*	Arena Pharmaceuticals, Inc.	27,008	81
*	Neurocrine Biosciences, Inc.	22,534	80
*	Array BioPharma Inc.	29,985	79
*,^	StemCells, Inc.	46,900	78
*	Rochester Medical Corp.	7,086	78
*	Pozen Inc.	12,462	76
*	Sirona Dental Systems Inc.	5,276	76
*	Pharmasset, Inc.	7,700	76
*	Zymogenetics, Inc.	18,875	75
*	Human Genome Sciences, Inc.	89,763	75
*	Emeritus Corp.	11,336	74
*	Alliance HealthCare Services Inc.	10,800	73
*	Lexicon Pharmaceuticals Inc.	67,009	73
*,^	Osiris Therapeutics, Inc.	5,258	73
*	CryoLife Inc.	14,000	73
*	Durect Corp.	31,841	71
*	Palomar Medical Technologies, Inc.	9,700	70
*	Discovery Laboratories, Inc.	56,046	68
*	Endologix, Inc.	32,493	68
*	Accelrys Inc.	17,107	68
*	Dexcom Inc.	15,800	65
*	Emergent BioSolutions Inc.	4,800	65
*	Vital Images, Inc.	5,700	64
*	Dyax Corp.	25,397	64
*	I-Flow Corp.	17,400	64
*	Triple-S Management Corp.	5,100	63
*	RTI Biologics, Inc.	21,863	62
*	Continucare Corp.	32,435	62
*	American Dental Partners, Inc.	9,309	62
*	Hansen Medical Inc.	15,321	62
*	SuperGen, Inc.	33,900	61
*	Cadence Pharmaceuticals, Inc.	6,500	61
*	Adolor Corp.	29,428	60
*	IPC The Hospitalist Co.	3,150	60
*	Cantel Medical Corp.	4,500	58
*	Stereotaxis Inc.	14,107	56
*	Immunomedics Inc.	58,475	56
*	NxStage Medical, Inc.	21,100	54
*	Idenix Pharmaceuticals Inc.	17,134	53
*	Micromet, Inc.	16,130	51
*	Novavax, Inc.	48,922	50
*	Skilled Healthcare Group Inc.	6,000	49
*	MiddleBrook Pharmaceuticals Inc.	36,023	49
*	Akorn, Inc.	56,444	49
*	BioScrip Inc.	20,408	48

*	Biomimetic Therapeutics, Inc.	6,700	48
*	HealthTronics Surgical Services, Inc.	34,556	47
*	Columbia Laboratories Inc.	30,465	44
*	Peregrine Pharmaceuticals, Inc.	118,381	44
*	ATS Medical, Inc.	17,226	43
*	MedCath Corp.	5,899	43
*	Cardiac Science Corp.	13,656	41
*	DepoMed, Inc.	17,306	41
*	Amicas, Inc.	20,076	41
*	Capital Senior Living Corp.	15,700	38
*	Enzo Biochem, Inc.	9,435	38
*	SciClone Pharmaceuticals, Inc.	30,457	37
*	Anika Resh Inc.	8,000	37
*	Synovis Life Technologies, Inc.	2,595	36
*	XOMA Ltd.	65,000	34
*	Almost Family Inc.	1,800	34
*	Clarient, Inc.	14,890	34
	Young Innovations, Inc.	2,100	33
*	Affymax Inc.	2,014	32
*	Life Sciences Research, Inc.	4,500	32
*	Insulet Corp.	7,700	32
*	Aastrom Biosciences, Inc.	83,800	31
*	Javelin Pharmaceuticals, Inc.	21,776	31
*	Aspect Medical Systems, Inc.	6,996	29
*	Hooper Holmes, Inc.	63,605	29
	Psychemedics Corp.	4,980	28
*	Allion Healthcare Inc.	6,100	28
*	Idera Pharmaceuticals, Inc.	4,300	28
	Merge Healthcare Inc.	20,581	28
*	K-V Pharmaceutical Co. Class A	16,333	27
	Atrion Corp.	300	26
*	Osteotech, Inc.	7,187	25
*	Cambrex Corp.	10,772	25
*	Novamed, Inc.	10,600	24
*	ARIAD Pharmaceuticals, Inc.	20,212	24
*	Senomyx, Inc.	15,083	24
	LCA-Vision Inc.	8,112	24
*	EntreMed, Inc.	53,110	23
*	Vical, Inc.	12,115	23
*	Curis, Inc.	16,670	23
*	BMP Sunstone Corp.	6,943	22
*	Harvard Bioscience, Inc.	7,434	22
*	Insmed Inc.	22,150	22
*	Celldex Therapeutics, Inc.	3,360	22
*	BioSphere Medical Inc.	10,860	22
	Trimeris, Inc.	12,404	22
*	Nighthawk Radiology Holdings, Inc.	7,985	22
*	Hemispherx Biopharma, Inc.	35,200	21
*	Providence Service Corp.	3,100	21
*	GenVec, Inc.	47,497	21
*	ThermoGenesis Corp.	33,937	20
*	Monogram Biosciences Inc.	7,963	20
*	Exactech, Inc.	1,758	20
*	Hi-Tech Pharmacal Co., Inc.	3,513	20
*	Icad Inc.	21,400	20

*	Alphatec Holdings, Inc.	11,000	19
*	AVI BioPharma, Inc.	29,300	19
*	Generex Biotechnology Corp.	66,500	19
*	Caraco Pharmaceutical Laboratories, Ltd.	5,444	19
*	Orexigen Therapeutics Inc.	7,000	18
*	Cytrx Corp.	51,700	18
*	Five Star Quality Care, Inc.	17,293	18
*	Santarus Inc.	11,122	18
*	Cutera, Inc.	2,800	18
*	Emageon Inc.	9,495	17
*	Caliper Life Sciences, Inc.	17,380	17
*	Telik, Inc.	39,883	17
*	Penwest Pharmaceuticals Co.	10,450	17
*	Allied Healthcare International Inc.	13,317	17
*	Corcept Therapeutics Inc.	13,426	16
*	Pharmacyclics, Inc.	12,630	16
*	Micrus Endovascular Corp.	2,600	16
*	PDI, Inc.	5,100	16
*	National Dentex Corp.	3,896	15
*	RXi Pharmaceuticals Corp.	2,936	15
*	Sonic Innovations, Inc.	13,930	15
*	Acadia Pharmaceuticals Inc.	15,540	15
*	Theragenics Corp.	11,916	15
*	Obagi Medical Products, Inc.	2,700	15
*	Sunrise Senior Living, Inc.	21,300	15
*	CuraGen Corp.	15,252	14
*	BioLase Technology, Inc.	15,314	14
*	Hythiam Inc.	43,818	14
*	BioCryst Pharmaceuticals, Inc.	6,000	13
*	Cytokinetics, Inc.	7,525	13
*	Rural/Metro Corp.	14,870	13
*	Cerus Corp.	18,474	13
*	Infinity Pharmaceuticals, Inc.	1,525	13
*	Repligen Corp.	2,500	12
*	Orthologic Corp.	20,010	11
	Ensign Group Inc.	692	11
*	Biodel Inc.	2,000	10
*	Strategic Diagnostics Inc.	9,612	10
*	AspenBio Pharma, Inc.	6,000	10
*	Avigen, Inc.	7,930	10
*	Ista Pharmaceuticals Inc.	5,337	9
*	EPIX Pharmaceuticals Inc.	15,992	9
*	Cell Genesys, Inc.	31,265	9
*	Exact Sciences Corp.	7,166	9
*	Alexza Pharmaceuticals, Inc.	3,696	8
*	Cynosure Inc.	1,300	8
*	Opko Health, Inc.	7,900	8
*	Poniard Pharmaceuticals, Inc.	3,573	8
*	Animal Health International, Inc.	5,800	7
*	deCODE genetics, Inc.	30,173	7
*	RadNet, Inc.	5,579	7
*	CPEX Pharmaceuticals, Inc.	940	7
*	ADVENTRX Pharmaceuticals, Inc.	35,400	6
*	Avanir Pharmaceuticals Class A	12,100	6
*	Hollis-Eden Pharmaceuticals, Inc.	12,818	6

*	Synta Pharmaceuticals Corp.	2,800	6
*	Emisphere Technologies, Inc.	8,800	6
*	Northstar Neuroscience, Inc.	2,700	5
*	GTC Biotherapeutics, Inc.	13,981	5
*	Orchid Cellmark, Inc.	7,589	5
*	Oxigene, Inc.	6,748	5
*	La Jolla Pharmaceutical Co.	25,280	5
*	SRI/Surgical Express, Inc.	3,833	4
*	Antigenics, Inc.	8,912	4
*	Repros Therapeutics, Inc.	700	4
*	Candela Corp.	8,123	3
*	Vanda Parmaceuticals, Inc.	3,600	3
*	Arrowhead Research Corp.	5,498	3
*	DUSA Pharmaceuticals, Inc.	2,300	3
*	IVAX Diagnostics, Inc.	8,700	3
*	NMT Medical, Inc.	3,531	3
*	Dynavax Technologies Corp.	4,363	3
*	Ardea Biosciences, Inc.	270	3
*	Insite Vision, Inc.	12,200	2
*	STAAR Surgical Co.	2,300	2
*	Mediware Information Systems, Inc.	500	2
*	SCOLR Pharma Inc.	6,600	2
*	Neurogen Corp.	7,920	2
*	Altus Pharmaceuticals, Inc.	6,684	1
*	Keryx Biopharmaceuticals, Inc.	10,400	1
*	Digirad Corp.	1,200	1
*	Epicept Corp.	1,913	1
*	Dialysis Corp. of America	200	1
*	Oscient Pharmaceuticals Corp.	7,381	1
*	Hana Biosciences, Inc.	6,238	1
*	Combinatorx, Inc.	1,300	1
*	Vascular Solutions, Inc.	100	1
*	Neurobiological Technolgoies, Inc.	776	1
*	Inhibitex Inc.	1,400	—
*	Anesiva, Inc.	1,135	—
*	Palatin Technologies, Inc.	1,600	—
			609,104
Industrials (6.1%)
	General Electric Co.	5,156,069	52,128
	United Technologies Corp.	442,363	19,013
	United Parcel Service, Inc.	332,221	16,352
	3M Co.	322,435	16,031
	The Boeing Co.	340,992	12,133
	Lockheed Martin Corp.	167,037	11,531
	Emerson Electric Co.	375,702	10,738
	Union Pacific Corp.	248,037	10,197
	Burlington Northern Santa Fe Corp.	167,625	10,083
	Honeywell International Inc.	337,915	9,414
	Caterpillar, Inc.	295,433	8,260
	Raytheon Co.	201,728	7,855
	Deere & Co.	209,155	6,875
	Danaher Corp.	125,201	6,788
	General Dynamics Corp.	162,236	6,747
	Northrop Grumman Corp.	152,058	6,636
	FedEx Corp.	144,835	6,444

	Illinois Tool Works, Inc.	200,249	6,178
	Waste Management, Inc.	240,244	6,150
	Norfolk Southern Corp.	181,310	6,119
	CSX Corp.	193,149	4,993
	Tyco International Ltd.	231,584	4,530
	PACCAR, Inc.	168,743	4,347
	Precision Castparts Corp.	68,241	4,088
	L-3 Communications Holdings, Inc.	58,721	3,981
	C.H. Robinson Worldwide Inc.	83,267	3,798
	ITT Industries, Inc.	84,982	3,269
	Fluor Corp.	89,330	3,086
	Republic Services, Inc. Class A	176,464	3,026
	Expeditors International of Washington, Inc.	104,382	2,953
	Eaton Corp.	77,099	2,842
	Parker Hannifin Corp.	79,324	2,695
*	First Solar, Inc.	19,949	2,647
	Rockwell Collins, Inc.	77,909	2,543
	Dover Corp.	91,542	2,415
	Cummins Inc.	94,200	2,397
	Pitney Bowes, Inc.	101,541	2,371
*	Jacobs Engineering Group Inc.	60,440	2,337
	Southwest Airlines Co.	364,354	2,306
	Goodrich Corp.	60,625	2,297
	W.W. Grainger, Inc.	31,843	2,235
	Cooper Industries, Inc. Class A	84,818	2,193
	Ingersoll-Rand Co.	156,945	2,166
*	Iron Mountain, Inc.	94,359	2,092
*	Quanta Services, Inc.	96,802	2,076
	The Dun & Bradstreet Corp.	26,526	2,043
*	Stericycle, Inc.	42,062	2,008
	Fastenal Co.	62,146	1,998
	Roper Industries Inc.	44,147	1,874
*	Delta Air Lines Inc.	310,704	1,749
	Cintas Corp.	67,712	1,674
*	URS Corp.	41,131	1,662
	Ametek, Inc.	52,269	1,634
	Flowserve Corp.	27,640	1,551
	Equifax, Inc.	62,187	1,520
*	McDermott International, Inc.	111,600	1,494
	Rockwell Automation, Inc.	65,843	1,438
	Robert Half International, Inc.	72,115	1,286
	Masco Corp.	180,563	1,260
	SPX Corp.	26,743	1,257
*	FTI Consulting, Inc.	24,880	1,231
	Pall Corp.	59,100	1,207
	Manpower Inc.	38,136	1,202
*	Foster Wheeler AG	65,502	1,144
	Joy Global Inc.	52,775	1,124
*	Shaw Group, Inc.	40,906	1,121
	KBR Inc.	79,500	1,098
*	Alliant Techsystems, Inc.	16,070	1,076
*	Navistar International Corp.	31,879	1,067
	Avery Dennison Corp.	47,599	1,063
*	Aecom Technology Corp.	40,104	1,046
*	Copart, Inc.	35,224	1,045

	Watson Wyatt & Co. Holdings	20,810	1,027
*	Waste Connections, Inc.	39,650	1,019
	Pentair, Inc.	46,660	1,011
	J.B. Hunt Transport Services, Inc.	40,990	988
	Donaldson Co., Inc.	34,477	925
	Harsco Corp.	41,546	921
	IDEX Corp.	41,153	900
*	AGCO Corp.	45,103	884
	Landstar System, Inc.	26,070	873
*	Covanta Holding Corp.	61,853	810
*	Corrections Corp. of America	61,922	793
	Ryder System, Inc.	27,850	788
	R.R. Donnelley & Sons Co.	100,906	740
*	IHS Inc. Class A	17,697	729
	MSC Industrial Direct Co., Inc. Class A	22,154	688
*	Thomas & Betts Corp.	27,332	684
	Textron, Inc.	118,088	678
	Lincoln Electric Holdings, Inc.	21,025	666
*	Kirby Corp.	24,800	661
	Hubbell Inc. Class B	24,349	656
	Curtiss-Wright Corp.	22,368	627
*	TransDigm Group, Inc.	19,100	627
	Lennox International Inc.	23,005	609
	CLARCOR Inc.	23,970	604
*	Tetra Tech, Inc.	29,438	600
	Kennametal, Inc.	36,982	599
	Wabtec Corp.	22,614	597
	Granite Construction Co.	15,877	595
	Carlisle Co., Inc.	30,012	589
	The Brink's Co.	22,156	586
*	Kansas City Southern	45,450	578
	Bucyrus International, Inc.	37,450	569
	The Timken Co.	40,195	561
*	EMCOR Group, Inc.	32,200	553
*	Gardner Denver Inc.	25,292	550
*	General Cable Corp.	26,852	532
	UTI Worldwide, Inc.	44,228	529
*	Spirit Aerosystems Holdings Inc.	51,710	516
*,^	SunPower Corp. Class A	21,200	504
*	Clean Harbors Inc.	10,375	498
	Graco, Inc.	29,091	497
*	ESCO Technologies Inc.	12,800	495
*	Continental Airlines, Inc. Class B	55,989	493
	GATX Corp.	24,236	490
	Regal-Beloit Corp.	15,600	478
	Valmont Industries, Inc.	9,357	470
	Acuity Brands, Inc.	20,512	462
	Heartland Express, Inc.	31,118	461
	Kaydon Corp.	16,688	456
*	Monster Worldwide Inc.	55,403	452
*	AMR Corp.	141,276	451
*	Teledyne Technologies, Inc.	16,621	443
	Brady Corp. Class A	25,062	442
*	BE Aerospace, Inc.	50,757	440
*	Terex Corp.	47,500	439

	Knight Transportation, Inc.	28,765	436
	Nordson Corp.	15,259	434
*	Moog Inc.	18,900	432
	The Toro Co.	17,600	426
	Watsco, Inc.	12,200	415
*	Huron Consulting Group Inc.	9,690	411
	Mueller Industries Inc.	18,929	411
*	SunPower Corp. Class B	20,694	410
	Con-way, Inc.	22,826	409
	Briggs & Stratton Corp.	24,796	409
	Crane Co.	24,197	408
	Alexander & Baldwin, Inc.	20,329	387
	ABM Industries Inc.	23,550	386
	Rollins, Inc.	22,350	383
	Otter Tail Corp.	17,368	383
*	WESCO International, Inc.	20,825	377
*	GrafTech International Ltd.	61,198	377
*	JetBlue Airways Corp.	101,851	372
	Skywest, Inc.	29,300	365
	Trinity Industries, Inc.	39,788	364
	Werner Enterprises, Inc.	23,377	353
	Simpson Manufacturing Co.	19,400	350
*	Orbital Sciences Corp.	29,400	350
*,^	American Superconductor Corp.	20,108	348
*	Geo Group Inc.	25,900	343
*	United Stationers, Inc.	12,219	343
*	Owens Corning Inc.	37,797	342
*	Resources Connection, Inc.	22,400	338
*	Genesee & Wyoming Inc. Class A	15,739	334
	Woodward Governor Co.	29,800	333
*	Old Dominion Freight Line, Inc.	13,850	325
	Triumph Group, Inc.	8,406	321
*	Hexcel Corp.	48,000	315
*	Navigant Consulting, Inc.	24,078	315
	Applied Industrial Technology, Inc.	18,589	314
*	Hub Group, Inc.	18,407	313
*	Alaska Air Group, Inc.	17,678	311
	EnergySolutions	35,200	304
	Baldor Electric Co.	20,719	300
*	Hertz Global Holdings Inc.	76,300	300
*	Esterline Technologies Corp.	14,800	299
*	Energy Conversion Devices, Inc.	22,506	299
	Healthcare Services Group, Inc.	19,942	299
	Mine Safety Appliances Co.	14,902	298
	Belden Inc.	23,825	298
	Herman Miller, Inc.	27,887	297
*	Beacon Roofing Supply, Inc.	22,075	296
	Watts Water Technologies, Inc.	15,111	296
*	Mastec Inc.	24,275	294
*	Insituform Technologies Inc. Class A	18,400	288
	Actuant Corp.	27,460	284
	Administaff, Inc.	13,400	283
*	UAL Corp.	63,022	282
*	CoStar Group, Inc.	9,317	282
*	USG Corp.	36,400	277

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

*	MPS Group, Inc.	46,151	275
*	The Middleby Corp.	8,253	268
*	Sykes Enterprises, Inc.	16,067	267
	A.O. Smith Corp.	10,545	266
*	AirTran Holdings, Inc.	57,700	263
	American Science & Engineering, Inc.	4,700	262
*	Griffon Corp.	34,890	262
*	AAR Corp.	20,800	261
*	EnerSys	21,180	257
	The Corporate Executive Board Co.	17,445	253
*	Allegiant Travel Co.	5,551	252
*,^	Evergreen Solar, Inc.	117,907	251
	Oshkosh Truck Corp.	36,368	245
	Robbins & Myers, Inc.	16,100	244
	Deluxe Corp.	25,237	243
	Barnes Group, Inc.	22,464	240
	Forward Air Corp.	14,553	236
*	Mobile Mini, Inc.	20,400	235
	Ameron International Corp.	4,300	226
*	Force Protection, Inc.	47,036	226
	Arkansas Best Corp.	11,800	224
	HNI Corp.	21,535	224
	The Manitowoc Co., Inc.	68,248	223
*	Ceradyne, Inc.	12,246	222
*	II-VI, Inc.	12,700	218
*	GeoEye Inc.	10,968	217
*	Astec Industries, Inc.	8,243	216
	Steelcase Inc.	42,026	211
*	Korn/Ferry International	22,900	207
*	EnPro Industries, Inc.	12,119	207
*	Taser International Inc.	44,000	206
	Apogee Enterprises, Inc.	18,700	205
	Cubic Corp.	7,900	200
	Franklin Electric, Inc.	8,900	197
	Comfort Systems USA, Inc.	18,300	190
*	Axsys Technologies, Inc.	4,400	185
*	Energy Recovery Inc.	23,562	179
	Seaboard Corp.	177	179
*	CBIZ Inc.	25,023	174
	Encore Wire Corp.	8,050	173
*,^	Fuel-Tech N.V.	16,300	171
	Tredegar Corp.	10,055	164
	Mueller Water Products, Inc. Class A	49,174	162
*	TrueBlue, Inc.	19,304	159
*	Perini Corp.	12,800	157
	AAON, Inc.	8,430	153
	CIRCOR International, Inc.	6,700	151
	Universal Forest Products, Inc.	5,619	150
	Kaman Corp. Class A	11,851	149
	Raven Industries, Inc.	7,100	148
*	Stanley Inc.	5,800	147
	Genco Shipping and Trading Ltd.	11,908	147
	Aircastle Ltd.	31,526	147
*	Argon ST, Inc.	7,695	146

Heidrick & Struggles International, Inc.	8,100	144

*	Kforce Inc.	20,007	141
*	Exponent, Inc.	5,516	140
	Knoll, Inc.	22,700	139
	G & K Services, Inc. Class A	6,939	131
*	US Airways Group Inc.	51,560	130
	McGrath RentCorp	8,200	129
*	School Specialty, Inc.	7,299	128
	Gorman-Rupp Co.	6,452	128
	Badger Meter, Inc.	4,300	124
*	Sterling Construction Co., Inc.	6,900	123
*	RBC Bearings Inc.	7,977	122
	Quanex Building Products Corp.	15,990	122
*	The Advisory Board Co.	7,291	121
*	Layne Christensen Co.	7,508	121
*	DynCorp International Inc. Class A	8,949	119
*	Atlas Air Worldwide Holdings, Inc.	6,800	118
	Lindsay Manufacturing Co.	4,350	117
*	Celadon Group Inc.	21,125	117
*	Odyssey Marine Exploration, Inc.	34,066	116
*	Amerco, Inc.	3,428	115
*	Marten Transport, Ltd.	6,150	115
	Freightcar America Inc.	6,515	114
*	Interline Brands, Inc.	13,304	112
*	L.B. Foster Co. Class A	4,500	112
*	Republic Airways Holdings Inc.	17,114	111
*	Aerovironment Inc.	5,300	111
*	Dycom Industries, Inc.	19,090	111
*	RSC Holdings Inc.	20,900	110
*	Chart Industries, Inc.	13,917	110
	HEICO Corp.	4,500	109
*	H&E Equipment Services, Inc.	16,693	109
	American Ecology Corp.	7,800	109
	Viad Corp.	7,547	107
*	YRC Worldwide, Inc.	22,350	100
*	Valence Technology Inc.	46,165	98
*	Cenveo Inc.	30,001	98
*	Perma-Fix Environmental Services, Inc.	49,758	97
	Kimball International, Inc. Class B	14,764	97
*	Blount International, Inc.	20,937	97
	Eagle Bulk Shipping Inc.	22,733	97
	American Woodmark Corp.	5,385	95
*	ATC Technology Corp.	8,429	94
	Armstrong Worldwide Industries, Inc.	8,356	92
*	Cornell Cos., Inc.	5,600	92
	Great Lakes Dredge & Dock Co.	30,281	91
	CDI Corp.	9,300	90
*	FuelCell Energy, Inc.	37,418	90
*	AZZ Inc.	3,400	90
*	Powell Industries, Inc.	2,532	89
	HEICO Corp. Class A	4,304	89
	Ennis, Inc.	10,009	89
*	China BAK Battery, Inc.	51,800	89
*	Waste Services, Inc.	20,632	88
*	Kadant Inc.	7,610	88
	Applied Signal Technology, Inc.	4,300	87

*	Colfax Corp.	12,600	87
	Federal Signal Corp.	16,353	86
*	Acacia Research - Acacia Technologies	21,031	86
*	Columbus McKinnon Corp.	9,837	86
	Ducommun, Inc.	5,800	84
*	Northwest Pipe Co.	2,950	84
*	Spherion Corp.	40,299	84
	Cascade Corp.	4,700	83
	Albany International Corp.	9,122	83
*	Furmanite Corp.	26,197	81
*	United Rentals, Inc.	18,680	79
*	Team, Inc.	6,636	78
*	Innerworkings, Inc.	18,129	77
*	Herley Industries Inc.	6,452	77
	Paragon Shipping, Inc.	21,900	76
*	Capstone Turbine Corp.	104,276	75
*	Titan Machinery, Inc.	8,200	74
	Houston Wire & Cable Co.	9,300	72
*,^	Ener1, Inc.	13,826	71
*	Ultralife Corp.	9,200	71
*	CRA International Inc.	3,678	69
*	Orion Marine Group, Inc.	5,300	69
*	LECG Corp.	27,274	69
*	Altra Holdings Inc.	17,700	69
*	Integrated Electrical Services, Inc.	7,350	67
*	American Commercial Lines Inc.	21,122	67
*	Willis Lease Finance Corp.	6,289	67
	Aceto Corp.	11,107	66
	Titan International, Inc.	13,125	66
	Ampco-Pittsburgh Corp.	4,900	65
*	Rush Enterprises, Inc. Class A	7,250	65
	Tennant Co.	6,900	65
*	Pike Electric Corp.	6,910	64
	Kelly Services, Inc. Class A	7,900	64
*	Power-One, Inc.	70,357	62
*	Plug Power, Inc.	70,838	62
*	GenCorp, Inc.	29,000	61
*	Saia, Inc.	5,051	60
*	M&F Worldwide Corp.	5,100	60
	Vicor Corp.	12,179	60
	Met-Pro Corp.	7,266	59
*	EnerNOC Inc.	4,000	58
*	Michael Baker Corp.	2,200	57
	Alamo Group, Inc.	5,242	56
	Diamond Management and Technology Consultants,Inc.	21,275	54
*	3D Systems Corp.	8,104	53
*	American Reprographics Co.	15,057	53
	Interface, Inc.	17,743	53
*	Flow International Corp.	32,500	53
*	Consolidated Graphics, Inc.	4,100	52
	NACCO Industries, Inc. Class A	1,891	51
*	Dynamex Inc.	3,900	51
	Courier Corp.	3,348	51
	Todd Shipyards Corp.	3,676	51
	Multi-Color Corp.	4,087	50

*	Polypore International Inc.	12,400	50
*	A-Power Energy Generation Systems Ltd.	11,300	49
*	Hawaiian Holdings, Inc.	12,800	48
	Graham Corp.	5,200	47
	Pacer International, Inc.	13,300	47
	Sun Hydraulics Corp.	3,100	45
	Standex International Corp.	4,900	45
*	Intersections Inc.	7,870	42
*	Miller Industries, Inc.	6,446	42
*	Volt Information Sciences Inc.	6,300	42
	Wabash National Corp.	33,250	41
	Insteel Industries, Inc.	5,800	40
*	PMFG Inc.	5,000	39
*	Duff & Phelps Corp.	2,500	39
*	Kratos Defense & Security Inc.	50,430	39
	Gibraltar Industries Inc.	8,200	39
*	GP Strategies Corp.	10,600	38
*	Trex Co., Inc.	4,900	37
*	DXP Enterprises Inc	3,600	37
*	ICF International, Inc.	1,600	37
*	K-Tron International, Inc	600	36
	Bowne & Co., Inc.	11,233	36
*	Avis Budget Group, Inc.	39,293	36
*	United Capital Corp.	2,064	36
*	Magnatek, Inc.	19,000	34
	Dynamic Materials Corp.	3,700	34
*	USA Truck, Inc.	2,600	34
	TAL International Group, Inc.	4,590	34
*	TBS International Ltd.	4,500	33
*	Metalico, Inc.	18,800	32
*	Advanced Battery Technologies Inc.	14,700	31
*	Protection One, Inc.	9,824	31
*	Ladish Co., Inc.	4,300	31
*	Standard Parking Corp.	1,900	31
	LSI Industries Inc.	6,007	31
	Preformed Line Products Co.	823	31
*	Astronics Corp.	2,800	31
*,^	C & D Technologies, Inc.	16,400	30
*,^	Microvision, Inc.	23,195	30
*	Bluelinx Holdings Inc.	11,400	30
*	Lydall, Inc.	9,942	30
	Horizon Lines Inc.	9,400	28
	International Shipholding Corp.	1,442	28
*	APAC Teleservices, Inc.	8,134	28
*	PowerSecure International, Inc.	7,800	27
*	Hill International Inc.	8,700	26
	Lawson Products, Inc.	2,138	26
	The Standard Register Co.	5,676	26
	Macquarie Infrastructure Co. LLC	18,800	26
*	ICT Group, Inc.	4,456	25
	Schawk, Inc.	4,100	25
	Innovative Solutions and Support, Inc.	5,724	24
	Quixote Corp.	6,748	23
*	On Assignment, Inc.	8,600	23
	Virco Manufacturing Corp.	7,736	22

*	Tecumseh Products Co. Class A	4,923	22
*	Builders FirstSource, Inc.	10,869	22
*	TRC Cos., Inc.	8,800	21
	Textainer Group Holdings Ltd.	3,100	21
*	Fushi Copperweld, Inc.	4,300	21
*	P.A.M. Transportation Services, Inc.	3,663	20
*	La Barge, Inc.	2,400	20
*	Acco Brands Corp.	19,708	19
	VSE Corp.	700	19
	The Greenbrier Cos., Inc.	5,100	19
*	Active Power, Inc.	31,013	19
*	Casella Waste Systems, Inc.	10,781	18
	Barrett Business Services, Inc.	1,900	18
*	UQM Technologies, Inc.	10,950	18
*	LMI Aerospace, Inc.	2,400	17
*	COMSYS IT Partners Inc.	7,856	17
	American Railcar Industries, Inc.	2,200	17
*	Xerium Technologies Inc.	24,262	16
*	WCA Waste Corp.	9,763	16
*	NCI Building Systems, Inc.	7,200	16
*	First Advantage Corp. Class A	1,110	15
	Sauer-Danfoss, Inc.	6,000	15
	Superior Uniform Group, Inc.	2,008	15
*	Park-Ohio Holdings Corp.	4,400	14
	Frozen Food Express Industries, Inc.	4,700	14
	L.S. Starrett Co. Class A	2,200	14
*	Hudson Highland Group, Inc.	12,330	14
*	TriMas Corp.	7,500	13
	Omega Flex Inc.	810	13
*	Quality Distribution Inc.	6,326	13
*	Flanders Corp.	3,100	13
*	Paragon Technologies, Inc.	5,095	12
	Twin Disc, Inc.	1,600	11
*	Pinnacle Airlines Corp.	7,373	10
*	Air Transport Services Group Inc.	13,274	10
*	Patriot Transportation Holding, Inc.	161	10
*	Dollar Thrifty Automotive Group, Inc.	8,500	10
	NN, Inc.	7,480	9
*	Covenant Transport, Inc.	4,806	9
*	Rush Enterprises, Inc. Class B	1,149	9
	Universal Truckload Services, Inc.	600	9
*	Applied Energetics, Inc.	34,281	8
*	SL Industries, Inc.	1,700	8
*	Hurco Cos., Inc.	700	7
*	Medis Technology Ltd.	16,600	7
*	Raytheon Co. Warrants Exp. 6/16/11	1,046	7
*	Innotrac Corp.	5,748	6
	Hardinge, Inc.	2,000	6
*	Tecumseh Products Co. Class B	1,000	5
*	PRG-Schultz International, Inc.	1,681	5
*	The Allied Defense Group, Inc.	1,100	4
*	Arotech Corp.	4,507	4
*	Commercial Vehicle Group Inc.	6,012	3
*	AMREP Corp.	200	3
*	SatCon Technology Corp.	1,400	2

	Sypris Solutions, Inc.	2,100	2
*	Nashua Corp.	1,786	2
*	Mesa Air Group Inc.	13,000	2
*	ExpressJet Holdings, Inc.	1,305	1
*	BMC Industries, Inc.	29,237	—
			424,626
Information Technology (10.7%)
	Microsoft Corp.	3,923,089	72,067
	International Business Machines Corp.	658,324	63,785
*	Cisco Systems, Inc.	2,869,260	48,117
*	Apple Inc.	435,675	45,798
	Intel Corp.	2,725,752	41,023
*	Google Inc.	117,389	40,858
	Hewlett-Packard Co.	1,200,333	38,483
*	Oracle Corp.	2,020,928	36,518
	QUALCOMM Inc.	811,493	31,575
	Visa Inc.	219,870	12,225
*	EMC Corp.	999,570	11,395
	Texas Instruments, Inc.	634,985	10,484
	Corning, Inc.	761,363	10,103
	Automatic Data Processing, Inc.	248,684	8,744
*	Yahoo! Inc.	645,768	8,272
	Accenture Ltd.	300,146	8,251
*	Dell Inc.	863,283	8,184
	MasterCard, Inc. Class A	43,370	7,264
	Applied Materials, Inc.	657,131	7,064
*	eBay Inc.	531,673	6,678
*	Symantec Corp.	409,482	6,118
*	Adobe Systems, Inc.	260,006	5,562
	Motorola, Inc.	1,110,150	4,696
	Western Union Co.	350,429	4,405
*	Broadcom Corp.	218,718	4,370
	Paychex, Inc.	159,914	4,105
*	Intuit, Inc.	150,025	4,051
*	Juniper Networks, Inc.	258,519	3,893
	CA, Inc.	204,238	3,597
*	Activision Blizzard, Inc.	293,514	3,070
*	BMC Software, Inc.	92,351	3,048
*	Cognizant Technology Solutions Corp.	143,408	2,981
*	Fiserv, Inc.	78,869	2,876
*	Electronic Arts Inc.	158,020	2,874
	Analog Devices, Inc.	143,441	2,764
*	Computer Sciences Corp.	74,588	2,748
*	Agilent Technologies, Inc.	176,052	2,706
*	Sun Microsystems, Inc.	363,846	2,663
	Xilinx, Inc.	134,923	2,585
	Altera Corp.	146,485	2,571
*	NVIDIA Corp.	260,477	2,568
*	McAfee Inc.	75,122	2,517
	Linear Technology Corp.	109,219	2,510
	Tyco Electronics Ltd.	225,392	2,488
	Amphenol Corp. Class A	86,518	2,465
*	NetApp, Inc.	161,203	2,392
*	Marvell Technology Group Ltd.	255,760	2,343
*	Affiliated Computer Services, Inc. Class A	44,732	2,142

*	Western Digital Corp.	109,065	2,109
*	Citrix Systems, Inc.	89,460	2,025
	Xerox Corp.	426,394	1,940
	Harris Corp.	66,296	1,919
	Microchip Technology, Inc.	89,507	1,897
*	Autodesk, Inc.	111,407	1,873
*	MEMC Electronic Materials, Inc.	110,482	1,822
*	VeriSign, Inc.	95,584	1,804
*	SAIC, Inc.	94,719	1,768
	Fidelity National Information Services, Inc.	93,579	1,703
*	Red Hat, Inc.	94,427	1,685
	KLA-Tencor Corp.	83,152	1,663
*	salesforce.com, inc.	50,700	1,659
*	Akamai Technologies, Inc.	83,312	1,616
*	Micron Technology, Inc.	374,047	1,519
*	Synopsys, Inc.	70,896	1,470
	Seagate Technology	239,149	1,437
	Lender Processing Services, Inc.	46,839	1,434
*	SanDisk Corp.	111,258	1,407
*	Teradata Corp.	86,171	1,398
*	LAM Research Corp.	61,151	1,392
*	FLIR Systems, Inc.	64,615	1,323
	Global Payments Inc.	39,443	1,318
*	Avnet, Inc.	74,176	1,299
	Broadridge Financial Solutions LLC	69,573	1,295
*	Hewitt Associates, Inc.	42,204	1,256
*	Sybase, Inc.	39,652	1,201
*	Alliance Data Systems Corp.	31,596	1,167
*	Flextronics International Ltd.	403,326	1,166
	National Semiconductor Corp.	112,415	1,155
	Total System Services, Inc.	83,280	1,150
*	Arrow Electronics, Inc.	59,372	1,132
^	FactSet Research Systems Inc.	22,424	1,121
*	ANSYS, Inc.	41,935	1,053
*	Nuance Communications, Inc.	90,705	985
*	LSI Corp.	321,412	977
*	Cree, Inc.	39,766	936
*	Ingram Micro, Inc. Class A	73,862	934
*	Equinix, Inc.	16,472	925
*	Macrovision Solutions Corp.	51,235	911
*	Trimble Navigation Ltd.	59,538	910
*	Advanced Micro Devices, Inc.	298,031	909
*	Metavante Technologies	44,207	882
*	Dolby Laboratories Inc.	25,636	874
*	Tellabs, Inc.	189,469	868
*	F5 Networks, Inc.	39,691	832
*	Solera Holdings, Inc.	32,867	814
*	Itron, Inc.	17,138	811
*	Compuware Corp.	122,815	809
*	Novellus Systems, Inc.	48,622	809
*	Varian Semiconductor Equipment Associates, Inc.	35,565	770
*	Atmel Corp.	211,997	770
*	ON Semiconductor Corp.	194,440	758
*	MICROS Systems, Inc.	39,500	741
*	Novell, Inc.	171,987	733

*	IAC/InterActiveCorp	46,854	714
*	PMC Sierra Inc.	110,300	704
	Diebold, Inc.	32,852	701
*	QLogic Corp.	62,960	700
	Intersil Corp.	60,078	691
	Molex, Inc.	48,516	667
*	Lexmark International, Inc.	39,240	662
*	NeuStar, Inc. Class A	39,230	657
*	Skyworks Solutions, Inc.	81,182	654
*	DST Systems, Inc.	18,508	641
*	Brocade Communications Systems, Inc.	183,111	632
*	Polycom, Inc.	40,739	627
	Jack Henry & Associates Inc.	37,896	618
*	NCR Corp.	77,671	617
*	3Com Corp.	198,915	615
*	SINA.com	25,898	602
*	Zebra Technologies Corp. Class A	31,026	590
*	Silicon Laboratories Inc.	22,192	586
*	Perot Systems Corp.	45,100	581
*	VistaPrint Ltd.	20,849	573
*	Parametric Technology Corp.	57,168	571
*	InterDigital, Inc.	22,045	569
*	Informatica Corp.	42,862	568
*	Digital River, Inc.	18,808	561
*	Sohu.com Inc.	13,446	555
*	CACI International, Inc.	14,900	544
	National Instruments Corp.	29,078	542
*	Tech Data Corp.	24,859	541
*	Cadence Design Systems, Inc.	128,133	538
*	TIBCO Software Inc.	89,484	525
*	VMware Inc.	22,235	525
*	Palm, Inc.	58,202	502
*	Convergys Corp.	60,769	491
*	International Rectifier Corp.	36,314	491
	Jabil Circuit, Inc.	87,666	487
*	Cypress Semiconductor Corp.	70,903	480
*	CyberSource Corp.	32,301	478
*	j2 Global Communications, Inc.	21,808	477
*	Anixter International Inc.	14,942	473
*	Microsemi Corp.	40,529	470
*	Blackboard Inc.	14,798	470
	ADTRAN Inc.	27,891	452
*	ManTech International Corp.	10,600	444
*	Arris Group Inc.	60,118	443
*	Rambus Inc.	46,103	436
*	Atheros Communications, Inc.	29,555	433
*,^	Synaptics Inc.	15,940	427
*	Omniture, Inc.	32,315	426
	Quality Systems, Inc.	9,300	421
*	FormFactor Inc.	22,900	413
*	Quest Software, Inc.	32,368	410
*	Concur Technologies, Inc.	21,200	407
*	Semtech Corp.	30,378	406
*	CommScope, Inc.	34,598	393
*	Tekelec	29,211	386

*	Integrated Device Technology Inc.	83,216	379
*	Ariba, Inc.	43,334	378
*	Teradyne, Inc.	82,919	363
*	Gartner, Inc. Class A	32,953	363
	MAXIMUS, Inc.	9,100	363
*	ValueClick, Inc.	42,490	362
*	TiVo Inc.	50,750	357
*	Wright Express Corp.	19,574	357
*	Benchmark Electronics, Inc.	31,815	356
*	Riverbed Technology, Inc.	27,117	355
*	EarthLink, Inc.	53,953	354
*	Ciena Corp.	45,244	352
	Fair Isaac, Inc.	24,947	351
*	Progress Software Corp.	20,100	349
*	Genpact, Ltd.	39,119	347
*	JDS Uniphase Corp.	105,183	342
*	Tessera Technologies, Inc.	25,281	338
*	Cymer, Inc.	15,141	337
*,^	Advent Software, Inc.	9,819	327
*	Starent Networks Corp.	20,503	324
*	Comtech Telecommunications Corp.	12,950	321
*	ACI Worldwide, Inc.	17,100	321
*	SRA International, Inc.	21,800	320
	Take-Two Interactive Software, Inc.	38,000	317
*	EchoStar Corp.	20,831	309
*	Net 1 UEPS Technologies, Inc.	20,310	309
*	Harmonic, Inc.	47,272	307
*	FEI Co.	19,600	302
*	MKS Instruments, Inc.	20,453	300
*	Tyler Technologies, Inc.	20,200	296
*	Vishay Intertechnology, Inc.	84,863	295
*	L-1 Identity Solutions Inc.	56,786	290
	Plantronics, Inc.	23,872	288
*	Neutral Tandem, Inc.	11,600	285
*	ViaSat, Inc.	13,575	283
	Cognex Corp.	21,142	282
*	Cogent Inc.	23,500	280
*	Cabot Microelectronics Corp.	11,507	277
*	CSG Systems International, Inc.	19,349	276
*	SPSS, Inc.	9,660	275
*	Euronet Worldwide, Inc.	21,000	274
*	DTS Inc.	11,300	272
*	Infinera Corp.	36,740	272
*	Mercadolibre Inc.	14,563	270
*	Electronics for Imaging, Inc.	27,560	270
*	Websense, Inc.	22,500	270
*	ATMI, Inc.	17,416	269
	Acxiom Corp.	36,267	268
*	Plexus Corp.	19,304	267
*	Avocent Corp.	21,925	266
*	EPIQ Systems, Inc.	14,753	266
*	Sycamore Networks, Inc.	99,018	264
*	Intermec, Inc.	25,224	262
*	Mentor Graphics Corp.	58,955	262
*	Hittite Microwave Corp.	8,306	259

*	ADC Telecommunications, Inc.	58,225	256
	Syntel, Inc.	12,365	254
*	Lawson Software, Inc.	59,801	254
*	VeriFone Holdings, Inc.	37,256	253
*	DealerTrack Holdings Inc.	19,126	251
*	Blue Coat Systems, Inc.	20,734	249
	Blackbaud, Inc.	21,281	247
*	TriQuint Semiconductor, Inc.	99,889	247
	Molex, Inc. Class A	19,400	245
*	Netlogic Microsystems Inc.	8,900	245
*	Verigy Ltd.	29,612	244
*,^	Data Domain, Inc.	19,300	243
*	JDA Software Group, Inc.	20,927	242
*	Universal Display Corp.	26,300	241
*	Fairchild Semiconductor International, Inc.	64,186	239
*	Wind River Systems Inc.	37,314	239
	AVX Corp.	26,114	237
*	Zoran Corp.	26,922	237
*	Art Technology Group, Inc.	90,274	230
*	TeleTech Holdings, Inc.	20,347	222
	Black Box Corp.	9,300	220
*	Commvault Systems, Inc.	19,900	218
*	NETGEAR, Inc.	17,900	216
*	Rofin-Sinar Technologies Inc.	13,328	215
*	Sonus Networks, Inc.	136,423	214
*	AsiaInfo Holdings, Inc.	12,300	207
*	RF Micro Devices, Inc.	155,266	207
*	Applied Micro Circuits Corp.	42,165	205
*	Emulex Corp.	40,459	204
*	Amkor Technology, Inc.	73,486	197
*	Synchronoss Technologies, Inc.	15,900	195
*	Standard Microsystem Corp.	10,200	190
*	Coherent, Inc.	10,991	190
*	Checkpoint Systems, Inc.	21,000	188
*	Manhattan Associates, Inc.	10,800	187
*	Brooks Automation, Inc.	40,538	187
*	ScanSource, Inc.	9,900	184
	Micrel, Inc.	25,735	181
*	Forrester Research, Inc.	8,691	179
*	Monolithic Power Systems	11,315	175
*	Sapient Corp.	38,013	170
*	GSI Commerce, Inc.	12,827	168
*	OSI Systems Inc.	11,008	168
*	Avid Technology, Inc.	18,206	166
*	Cirrus Logic, Inc.	44,061	166
*	Rogers Corp.	8,700	164
*	SuccessFactors Inc.	21,246	162
*	SYNNEX Corp.	8,100	159
*	Global Cash Access, Inc.	41,250	158
*	Move, Inc.	108,501	157
*	Echelon Corp.	19,200	155
*	SonicWALL, Inc.	32,856	147
*	Adaptec, Inc.	60,826	146
*	The Ultimate Software Group, Inc.	8,410	145
*	S1 Corp.	28,062	145

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

	MTS Systems Corp.	6,320	144
*	Exar Corp.	22,971	143
*	OmniVision Technologies, Inc.	21,300	143
	United Online, Inc.	31,838	142
*	Aruba Networks, Inc.	45,152	142
*	Sigma Designs, Inc.	11,200	139
*	Cogo Group, Inc.	20,600	138
*	MicroStrategy Inc.	3,901	133
*	DG FastChannel Inc.	7,067	133
*	Brightpoint, Inc.	30,603	131
*	Lattice Semiconductor Corp.	92,253	127
*	InfoSpace, Inc.	24,148	126
	Imation Corp.	15,978	122
	IXYS Corp.	14,993	121
*	Telecommunication Systems, Inc.	13,167	121
*	TTM Technologies, Inc.	20,800	121
	Electro Rent Corp.	12,491	120
*	Switch and Data Inc.	13,554	119
*	Internet Capital Group Inc.	29,448	119
*	Electro Scientific Industries, Inc.	19,983	118
*	Netezza Corp.	17,100	116
*	Novatel Wireless, Inc.	20,327	114
*	OpenTV Corp.	75,212	114
*,^	Bankrate, Inc.	4,537	113
*	Cavium Networks, Inc.	9,800	113
*	RealNetworks, Inc.	48,479	113
	Park Electrochemical Corp.	6,532	113
*	Ixia	21,749	112
	CTS Corp.	30,500	110
*	Advanced Energy Industries, Inc.	14,600	110
*	Unisys Corp.	207,202	110
*	Extreme Networks, Inc.	72,059	110
*	MSC Software Corp.	19,190	108
	Daktronics, Inc.	16,518	108
*	Taleo Corp. Class A	9,100	108
*	FARO Technologies, Inc.	7,900	106
*	Limelight Networks Inc.	31,149	104
*	STEC Inc.	13,847	102
*	Rimage Corp.	7,600	101
*	Symyx Technologies, Inc.	22,358	99
*	Diodes Inc.	9,100	97
*	Stratasys, Inc.	11,600	96
*	Littelfuse, Inc.	8,600	95
*	THQ Inc.	30,882	94
*	EMS Technologies, Inc.	5,331	93
*	Vignette Corp.	13,769	92
*	NetScout Systems, Inc.	12,800	92
*	Actel Corp.	9,000	91
*	Ultratech, Inc.	7,200	90
*	Silicon Image, Inc.	37,171	89
*	infoGROUP, Inc.	21,384	89
*	Epicor Software Corp.	23,082	88
*	VASCO Data Security International, Inc.	15,200	88
*	TNS Inc.	10,600	87

*	The Knot, Inc.	10,481	86

*	Trident Microsystems, Inc.	57,800	84
*	Smith Micro Software, Inc.	16,018	84
*	OPNET Technologies, Inc.	9,648	84
*	SAVVIS, Inc.	13,444	83
*	Oplink Communications, Inc.	10,783	83
*	Multi-Fineline Electronix, Inc.	4,900	83
*	Online Resources Corp.	19,307	81
*	IPG Photonics Corp.	9,500	80
*	Supertex, Inc.	3,456	80
*	Rackable Systems Inc.	19,500	79
*	Integral Systems, Inc.	9,196	79
*	Terremark Worldwide, Inc.	29,160	78
*	Quantum Corp.	116,800	78
*	Entegris Inc.	90,692	78
*	Loral Space and Communications Ltd.	3,600	77
*	Advanced Analogic Technologies, Inc.	21,248	76
	Pegasystems Inc.	4,100	76
*	Comverge Inc.	10,900	76
*	Silicon Storage Technology, Inc.	45,535	75
*	ModusLink Global Solutions, Inc.	29,004	75
*	Volterra Semiconductor Corp.	8,900	75
*	Vocus, Inc.	5,632	75
*	Perficient, Inc.	13,822	75
	Cohu, Inc.	10,313	74
*	Anaren, Inc.	6,685	73
*	Veeco Instruments, Inc.	10,800	72
*	FalconStor Software, Inc.	30,058	72
*	UTStarcom, Inc.	91,621	71
*	ComScore Inc.	5,900	71
	Cass Information Systems, Inc.	2,160	70
*	Mercury Computer Systems, Inc.	12,300	68
*	Double-Take Software Inc.	9,900	67
*	SeaChange International, Inc.	11,679	67
*	Digi International, Inc.	8,700	67
*	Insight Enterprises, Inc.	21,798	67
*	Sanmina-SCI Corp.	215,022	66
*	Network Equipment Technologies, Inc.	18,500	65
*	Microtune, Inc.	35,924	65
*	ANADIGICS, Inc.	31,576	65
*	Newport Corp.	14,660	65
*	Internap Network Services Corp.	23,192	62
*	Finisar Corp.	137,181	60
*	Pericom Semiconductor Corp.	8,250	60
*	Keynote Systems Inc.	7,516	60
*	Ceva, Inc.	8,185	60
	Methode Electronics, Inc. Class A	16,549	59
*	Kopin Corp.	25,500	59
*	Symmetricom Inc.	16,836	59
*	WebMD Health Corp. Class A	2,626	59
*	PROS Holdings, Inc.	12,500	58
	iGATE Corp.	17,393	56
*	Ciber, Inc.	20,126	55
*	DivX, Inc.	10,900	55
*	Bottomline Technologies, Inc.	8,300	55
	NIC Inc.	10,500	55

*	The Hackett Group Inc.	26,903	54
	Heartland Payment Systems, Inc.	8,136	54
*	Gerber Scientific, Inc.	22,500	54
*	Globecomm Systems, Inc.	9,266	54
*	LivePerson, Inc.	23,600	54
*	SupportSoft, Inc.	27,817	53
*	ArcSight, Inc.	4,086	52
*	Entrust, Inc.	34,354	52
*	Kenexa Corp.	9,473	51
	PC-Tel, Inc.	11,702	50
	Bel Fuse, Inc. Class A	4,000	50
*	BigBand Networks Inc.	7,580	50
*	RadiSys Corp.	8,178	50
*	Interactive Intelligence Inc.	5,461	49
*	Harris Stratex Networks, Inc. Class A	12,557	48
*	iPass Inc.	46,609	47
*	Soapstone Networks Inc.	12,990	47
*	Lionbridge Technologies, Inc.	47,284	46
*	Chordiant Software, Inc.	15,280	46
*	3PAR, Inc.	7,000	46
*	SiRF Technology Holdings, Inc.	19,766	45
*	White Electronic Designs Corp.	11,200	45
*	OpNext, Inc.	26,100	45
*	NCI, Inc.	1,700	44
*	Kulicke & Soffa Industries, Inc.	16,834	44
*	DemandTec, Inc.	5,000	44
*	SourceForge Inc.	52,405	43
*	Mattson Technology, Inc.	51,702	43
*	Compellent Technologies, Inc.	4,000	43
*	Cray, Inc.	12,370	43
*	Dynamics Research Corp.	5,857	42
*	ShoreTel, Inc.	9,505	41
*	MIPS Technologies, Inc.	13,946	41
*	LoopNet, Inc.	6,537	40
*	DSP Group Inc.	9,200	40
	Renaissance Learning, Inc.	4,366	39
*	Immersion Corp.	13,159	39
*	KVH Industries, Inc.	7,735	38
	Agilysys, Inc.	8,900	38
*	MoneyGram International, Inc.	32,290	38
*	Openwave Systems Inc.	39,175	38
*	NetSuite Inc.	3,300	37
	Gevity HR, Inc.	9,400	37
*	DDi Corp.	12,046	37
*	Intevac, Inc.	7,100	37
	American Software, Inc. Class A	6,941	37
*	Internet Brands Inc.	6,200	36
*	RightNow Technologies Inc.	4,800	36
*	LoJack Corp.	7,969	36
	Imergent, Inc.	8,000	36
*	Safeguard Scientifics, Inc.	64,518	35
*	PC Mall, Inc.	7,800	35
*	PC Connection, Inc.	9,314	35
*	EMCORE Corp.	46,977	35
*	Radiant Systems, Inc.	7,950	35

*	Zygo Corp.	7,521	35
*	MRV Communications Inc.	110,360	34
	Marchex, Inc.	9,581	33
*	Bookham, Inc.	75,500	32
*	hi/fn, Inc.	7,967	32
*	Powerwave Technologies, Inc.	52,792	31
*	Hughes Communications Inc.	2,593	31
*	Constant Contact, Inc.	2,200	31
*	Maxwell Technologies, Inc.	4,400	31
*	Ness Technologies Inc.	10,314	30
*	Orbcomm, Inc.	20,565	30
*	QuickLogic Corp.	17,008	30
*	Ebix, Inc.	1,200	30
*	Acme Packet, Inc.	4,900	30
*	Liquidity Services, Inc.	4,200	29
*	TranSwitch Corp.	95,189	29
*	Super Micro Computer Inc.	5,800	29
*	PLX Technology, Inc.	12,809	28
*	Smart Modular Technologies Inc.	20,058	28
	Technitrol, Inc.	15,969	27
*	Semitool, Inc.	9,649	27
*	TechTeam Global, Inc.	5,490	27
*	Hypercom Corp.	27,100	26
*	NVE Corp.	900	26
*	LTX-Credence Corp.	91,436	26
*	ActivIdentity Corp.	12,400	25
*	Conexant Systems, Inc.	38,847	25
*	Tollgrade Communications, Inc.	4,300	25
*	GSE Systems, Inc.	4,126	25
*	Startek, Inc.	7,800	24
*	California Micro Devices Corp.	9,828	24
	QAD Inc.	9,221	23
*	I.D. Systems, Inc.	5,700	23
*	Integrated Silicon Solution, Inc.	15,300	23
*	ExlService Holdings, Inc.	2,649	23
*	Monotype Imaging Holdings Inc.	6,100	23
*	On2 Technologies, Inc.	76,000	23
*	PDF Solutions, Inc.	14,369	23
*	Computer Task Group, Inc.	6,500	22
*	Hutchinson Technology, Inc.	8,600	22
*	Phoenix Technologies Ltd.	13,797	22
*	Zix Corp.	21,700	22
*	Edgewater Technology, Inc.	7,915	22
*	Presstek, Inc.	10,531	22
*	Saba Software, Inc.	12,878	22
	Keithley Instruments Inc.	6,403	22
*	MoSys, Inc.	11,414	22
*	X-Rite Inc.	20,406	21
	TheStreet.com, Inc.	10,767	21
*,^	Research Frontiers, Inc.	4,700	21
*	Aware, Inc.	10,000	21
*	Ramtron International Corp.	20,730	21
*	Rudolph Technologies, Inc.	6,792	21
*	Isilon Systems Inc.	9,300	20
*	GTSI Corp.	5,149	20

*	Magma Design Automation, Inc.	25,500	19
*	Dot Hill Systems Corp.	31,231	18
*	Zhone Technologies	94,185	18
*	GSI Group, Inc.	18,281	17
*	Avanex Corp.	9,810	17
*	Measurement Specialties, Inc.	4,100	17
*	Mindspeed Technologies Inc.	13,249	16
	Bel Fuse, Inc. Class B	1,156	16
*	Virage Logic Corp.	4,700	15
*	Sonic Solutions, Inc.	12,700	15
*	Nu Horizons Electronics Corp.	7,522	15
*	American Technology Corp.	19,570	14
*	Telular Corp.	8,083	14
*	Allen Organ Co. Escrow Shares	1,400	14
*	Superconductor Technologies Inc.	13,815	14
*	PLATO Learning, Inc.	7,653	14
*	Actuate Software Corp.	4,276	13
*	Photronics, Inc.	13,300	13
*	Axcelis Technologies, Inc.	32,683	12
*	SCM Microsystems, Inc.	4,700	12
*	Borland Software Corp.	25,740	12
*	Ultra Clean Holdings, Inc.	10,800	12
*	Westell Technologies, Inc.	41,100	12
*	Ikanos Communications, Inc.	7,741	11
*	Comarco, Inc.	6,400	11
*	Lasercard Corp.	4,456	11
*	InFocus Corp.	18,000	11
*	Catapult Communications Corp.	1,521	11
*	Web.com Group, Inc.	3,085	10
*	Techwell, Inc.	1,600	10
*	Nanometrics Inc.	8,204	10
*	Lantronix, Inc.	21,000	10
*	Concurrent Computer Corp.	2,620	9
*	Spectrum Control, Inc.	1,300	9
*	iGo, Inc.	15,927	9
*	Newtek Business Services, Inc.	22,635	9
*	Sumtotal Systems Inc.	5,064	9
	Selectica, Inc.	20,400	8
*	TransAct Technologies Inc.	3,076	8
*	ParkerVision, Inc.	4,500	8
*	Performance Technologies, Inc.	2,900	8
*	Autobytel Inc.	27,010	7
*	Ditech Networks Inc.	6,780	7
*	Datalink Corp.	2,405	7
*	LookSmart, Ltd.	6,700	7
*	Asyst Technologies, Inc.	23,118	6
*	Airspan Networks Inc.	31,680	6
*	AuthentiDate Holding Corp.	14,539	6
*	Airvana, Inc.	989	6
*	LeCroy Corp.	1,800	6
*	Nextwave Wireless Inc.	34,701	6
*	Digital Angel Corp.	8,108	6
*	EFJ, Inc.	7,200	5
*	Callidus Software Inc.	1,800	5
*	Network Engines, Inc.	9,800	5

*	Planar Systems, Inc.	7,423	5
	Qualstar Corp.	2,400	5
*	Calamp Corp.	8,700	5
*	Management Network Group Inc.	15,119	5
*	AuthenTec, Inc.	3,100	5
*	Wave Systems Corp. Class A	8,326	5
*	BSQUARE Corp.	2,425	4
*	Endwave Corp.	2,100	4
*	RAE Systems, Inc.	8,200	4
*	Evolving Systems, Inc.	2,955	4
*	Analysts International Corp.	8,178	4
*	Convera Corp.	19,158	4
*	FSI International, Inc.	9,808	3
*	Pixelworks, Inc.	4,533	3
*	Merix Corp.	9,904	3
*	Telkonet, Inc.	17,200	2
*	WebMediaBrands Inc.	6,017	2
*	Leadis Technology Inc.	3,900	2
*	China Information Security Technology, Inc.	700	2
*	Wireless Telecom Group, Inc.	5,909	2
*	Livewire Movile, Inc.	14,700	2
*	Intelli-Check Inc.	1,297	2
*	CallWave, Inc.	1,600	1
*	Rainmaker Systems, Inc.	2,180	1
*	Miva Inc.	5,400	1
*	Access Intergrated Technologies Inc.	1,600	1
*	Entorian Technologies Inc.	2,721	1
*	Silicon Graphics Inc.	300	—
*	Optimal Group, Inc.	300	—
			749,406
Materials (2.2%)
	Monsanto Co.	268,699	22,329
	Newmont Mining Corp. (Holding Co.)	231,664	10,369
	Praxair, Inc.	151,010	10,161
	E.I. du Pont de Nemours & Co.	441,938	9,868
	Freeport-McMoRan Copper & Gold, Inc. Class B	184,913	7,047
	Nucor Corp.	153,751	5,869
	Air Products & Chemicals, Inc.	102,956	5,791
	Rohm & Haas Co.	62,102	4,896
	Ecolab, Inc.	116,589	4,049
	Dow Chemical Co.	452,446	3,814
	Alcoa Inc.	468,075	3,436
	The Mosaic Co.	76,513	3,212
	PPG Industries, Inc.	80,805	2,982
	Weyerhaeuser Co.	103,992	2,867
	Vulcan Materials Co.	54,189	2,400
	Sigma-Aldrich Corp.	61,732	2,333
	Ball Corp.	43,977	1,909
	CF Industries Holdings, Inc.	26,557	1,889
*	Crown Holdings, Inc.	79,372	1,804
	Martin Marietta Materials, Inc.	20,274	1,608
	FMC Corp.	34,618	1,493
	Terra Industries, Inc.	49,952	1,403
	International Paper Co.	198,924	1,400
	Airgas, Inc.	35,664	1,206

	United States Steel Corp.	56,889	1,202
*	Owens-Illinois, Inc.	83,139	1,201
	Lubrizol Corp.	33,043	1,124
	Sealed Air Corp.	78,592	1,085
	International Flavors & Fragrances, Inc.	34,658	1,056
	Sonoco Products Co.	49,618	1,041
	Bemis Co., Inc.	49,610	1,040
	AptarGroup Inc.	33,000	1,028
	MeadWestvaco Corp.	85,072	1,020
	Cliffs Natural Resources Inc.	55,538	1,009
*	Pactiv Corp.	65,805	960
	Eastman Chemical Co.	35,734	958
	Allegheny Technologies Inc.	43,128	946
	Celanese Corp. Series A	70,568	944
	Valspar Corp.	46,676	932
	Nalco Holding Co.	68,900	901
	Compass Minerals International, Inc.	15,800	891
	Reliance Steel & Aluminum Co.	32,440	854
	RPM International, Inc.	64,502	821
	Albemarle Corp.	35,690	777
	Scotts Miracle-Gro Co.	22,364	776
	Royal Gold, Inc.	15,039	703
	Silgan Holdings, Inc.	13,204	694
	Steel Dynamics, Inc.	76,869	677
	Packaging Corp. of America	51,000	664
	Commercial Metals Co.	57,000	658
	Olin Corp.	38,258	546
	Sensient Technologies Corp.	22,877	538
	Eagle Materials, Inc.	21,624	524
	Rock-Tenn Co.	18,183	492
	Greif Inc. Class A	11,800	393
	AK Steel Holding Corp.	55,117	392
	Ashland, Inc.	36,052	372
*	Calgon Carbon Corp.	25,074	355
	Cytec Industries, Inc.	22,636	340
*	Intrepid Potash, Inc.	18,234	336
	Cabot Corp.	31,912	335
	Schnitzer Steel Industries, Inc. Class A	10,500	330
	Titanium Metals Corp.	57,601	315
	H.B. Fuller Co.	23,800	309
	Minerals Technologies, Inc.	9,600	308
	Texas Industries, Inc.	11,800	295
	Carpenter Technology Corp.	20,500	289
*	OM Group, Inc.	14,889	288
	Worthington Industries, Inc.	33,000	287
	NewMarket Corp.	6,419	284
	Temple-Inland Inc.	52,824	284
	Huntsman Corp.	83,240	261
	Balchem Corp.	10,125	254
*	Domtar Corp.	251,704	239
*	W.R. Grace & Co.	37,600	238
	Arch Chemicals, Inc.	12,350	234
*	Coeur d'Alene Mines Corp.	233,800	220
	Deltic Timber Corp.	4,500	177
	AMCOL International Corp.	11,900	177

	Glatfelter	26,700	167
*	Horsehead Holding Corp.	30,257	166
*	PolyOne Corp.	69,870	161
	A. Schulman Inc.	11,900	161
*	Rockwood Holdings, Inc.	19,078	152
	Schweitzer-Mauduit International, Inc.	8,153	151
*	Hecla Mining Co.	73,088	146
*	Stillwater Mining Co.	36,095	134
*	RTI International Metals, Inc.	11,239	132
*	Zoltek Cos., Inc.	19,134	130
	Kaiser Aluminum Corp.	5,628	130
*	Brush Engineered Materials Inc.	9,100	126
	Wausau Paper Corp.	23,926	126
	Louisiana-Pacific Corp.	56,156	125
*	Solutia Inc.	65,352	122
	Zep, Inc.	11,856	121
*	Allied Nevada Gold Corp.	17,600	103
*	Haynes International, Inc.	5,495	98
	Great Northern Iron Ore Properties	1,231	97
	Westlake Chemical Corp.	6,542	96
	American Vanguard Corp.	7,166	92
	A.M. Castle & Co.	10,173	91
	Koppers Holdings, Inc.	5,700	83
*	Landec Corp.	12,600	70
*	GenTek, Inc.	3,832	67
	Stepan Co.	2,223	61
	Olympic Steel, Inc.	3,900	59
*	Headwaters Inc.	17,200	54
	Myers Industries, Inc.	8,461	52
	Spartech Corp.	18,700	46
*	U.S. Gold Corp.	22,400	46
	Innophos Holdings Inc.	3,900	44
*	Graphic Packaging Holding Co.	49,359	43
*	Clearwater Paper Corp.	5,225	42
*	Omnova Solutions Inc.	22,741	40
*	Buckeye Technology, Inc.	17,100	36
*	LSB Industries, Inc.	3,600	36
*,^	Altair Nanotechnology Inc.	33,400	35
*	Century Aluminum Co.	16,100	34
	Innospec, Inc.	8,800	33
	NL Industries, Inc.	3,199	32
*	General Moly, Inc.	29,329	31
*	U.S. Concrete, Inc.	15,006	30
	Ferro Corp.	20,376	29
*	U.S. Energy Corp.	14,923	28
	Neenah Paper Inc.	7,004	25
	Hawkins, Inc.	1,600	25
	Quaker Chemical Corp.	3,000	24
*	ICO, Inc.	11,500	24
*	Flotek Industries, Inc.	12,600	20
	Penford Corp.	5,215	19
*	AbitibiBowater, Inc.	30,794	17
*	AEP Industries, Inc.	800	12
*	Universal Stainless & Alloy Products, Inc.	1,000	10
*	Mercer International Inc.	12,482	8

*	Nonophase Technologies Corp.	9,100	8
	Georgia Gulf Corp.	10,717	8
*	Rock of Ages Corp.	1,410	2
*	Caraustar Industries, Inc.	10,300	1
			151,570
Other (0.0%)
[2]	Miscellaneous Securities		2,505

Telecommunication Services (2.1%)
	AT&T Inc.	2,887,655	72,769
	Verizon Communications Inc.	1,392,058	42,040
*	American Tower Corp. Class A	194,220	5,910
*	Sprint Nextel Corp.	1,362,647	4,865
*	Crown Castle International Corp.	135,067	2,757
	Embarq Corp.	69,965	2,648
	Qwest Communications International Inc.	755,208	2,583
*	MetroPCS Communications Inc.	102,911	1,758
	Windstream Corp.	216,382	1,744
	CenturyTel, Inc.	46,585	1,310
*	NII Holdings Inc.	81,618	1,224
*	SBA Communications Corp.	52,200	1,216
	Frontier Communications Corp.	155,044	1,113
*	Leap Wireless International, Inc.	27,624	963
	Telephone & Data Systems, Inc.	32,962	874
*	Level 3 Communications, Inc.	802,771	739
*	tw telecom inc.	69,754	610
*	Syniverse Holdings Inc.	31,831	502
	Telephone & Data Systems, Inc. - Special Common Shares	17,799	421
*	U.S. Cellular Corp.	9,849	328
*	Centennial Communications Corp. Class A	39,709	328
	NTELOS Holdings Corp.	15,531	282
*	Premiere Global Services, Inc.	30,509	269
*	Cincinnati Bell Inc.	115,440	266
	Shenandoah Telecommunications Co.	11,140	254
*	General Communication, Inc.	26,946	180
*	Cbeyond Inc.	9,473	178
	Iowa Telecommunications Services Inc.	12,071	138
*	Cogent Communications Group, Inc.	17,360	125
	Alaska Communications Systems Holdings, Inc.	17,100	115
	Atlantic Tele-Network, Inc.	5,185	99
	Consolidated Communications Holdings, Inc.	9,436	97
	USA Mobility, Inc.	8,600	79
*	PAETEC Holding Corp.	53,124	76
*	Global Crossing Ltd.	10,800	76
	Hickory Tech Corp.	10,322	56
	SureWest Communications	6,700	52
	D&E Communications, Inc.	8,591	46
*	iPCS, Inc.	4,600	45
	FairPoint Communications, Inc.	47,906	37
	Arbinet Holdings, Inc.	21,101	34
*	Vonage Holdings Corp.	77,100	31
*	TerreStar Corp.	37,411	21
*	Fibertower Corp.	92,042	18
*	iBasis, Inc.	26,800	18
*	ICO Global Communications (Holdings) Ltd.	46,159	16

*	8X8 Inc.	27,550	16
*	IDT Corp. Class B	7,600	9
*	Globalstar, Inc.	24,500	9
*	IDT Corp.	266	—
			149,344
Utilities (2.6%)
	Exelon Corp.	322,692	14,647
	Southern Co.	379,387	11,617
	FPL Group, Inc.	190,165	9,647
	Duke Energy Corp.	619,766	8,875
	Dominion Resources, Inc.	284,712	8,823
	Public Service Enterprise Group, Inc.	247,876	7,305
	PG&E Corp.	176,802	6,757
	Entergy Corp.	92,676	6,310
	FirstEnergy Corp.	149,302	5,763
	Consolidated Edison Inc.	134,000	5,308
	PPL Corp.	183,391	5,265
	Sempra Energy	113,340	5,241
	American Electric Power Co., Inc.	197,598	4,991
	Progress Energy, Inc.	134,920	4,892
	Edison International	151,597	4,368
	Xcel Energy, Inc.	219,943	4,098
	Questar Corp.	85,428	2,514
	Ameren Corp.	104,071	2,413
	Wisconsin Energy Corp.	57,577	2,370
	DTE Energy Co.	80,241	2,223
	Allegheny Energy, Inc.	83,259	1,929
*	NRG Energy, Inc.	108,978	1,918
	EQT Corp.	61,132	1,915
*	AES Corp.	326,136	1,895
	Northeast Utilities	84,494	1,824
	Constellation Energy Group, Inc.	88,254	1,823
	SCANA Corp.	54,899	1,696
	CenterPoint Energy Inc.	160,974	1,679
	NSTAR	52,598	1,677
	MDU Resources Group, Inc.	85,921	1,387
	Alliant Energy Corp.	54,058	1,335
	Aqua America, Inc.	66,199	1,324
	NiSource, Inc.	135,079	1,324
	Pepco Holdings, Inc.	105,864	1,321
	CMS Energy Corp.	111,351	1,318
	Pinnacle West Capital Corp.	49,377	1,312
	DPL Inc.	57,126	1,288
	UGI Corp. Holding Co.	52,800	1,247
	TECO Energy, Inc.	104,173	1,162
	ONEOK, Inc.	49,394	1,118
	OGE Energy Corp.	45,680	1,088
	National Fuel Gas Co.	35,443	1,087
	NV Energy Inc.	114,569	1,076
	ITC Holdings Corp.	24,662	1,076
	Atmos Energy Corp.	44,636	1,032
	AGL Resources Inc.	37,779	1,002
	Integrys Energy Group, Inc.	38,071	991
	Energen Corp.	33,862	986
	Westar Energy, Inc.	54,214	950

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

	Piedmont Natural Gas, Inc.	36,700	950
*	Mirant Corp.	78,018	889
	WGL Holdings Inc.	24,424	801
	Great Plains Energy, Inc.	59,164	797
	Vectren Corp.	37,584	793
	Nicor Inc.	22,644	753
	New Jersey Resources Corp.	20,600	700
	Cleco Corp.	29,991	651
	Portland General Electric Co.	36,800	647
	Hawaiian Electric Industries Inc.	44,369	610
	American Water Works Co., Inc.	31,460	605
	Northwest Natural Gas Co.	12,950	562
*	Reliant Energy, Inc.	172,316	550
	IDACORP, Inc.	22,650	529
	South Jersey Industries, Inc.	14,500	508
	UniSource Energy Corp.	17,300	488
	Southwest Gas Corp.	21,627	456
	The Laclede Group, Inc.	10,800	421
	California Water Service Group	9,613	402
	NorthWestern Corp.	18,183	391
	CH Energy Group, Inc.	8,200	385
	ALLETE, Inc.	13,875	370
	PNM Resources Inc.	44,823	370
*	Dynegy, Inc.	260,802	368
	Avista Corp.	26,586	366
	MGE Energy, Inc.	11,100	348
	Black Hills Corp.	18,815	337
*	El Paso Electric Co.	21,921	309
	American States Water Co.	8,457	307
	Ormat Technologies Inc.	10,713	294
	UIL Holdings Corp.	11,933	266
	Empire District Electric Co.	16,900	244
	SJW Corp.	6,500	165
	Middlesex Water Co.	7,966	115
	Connecticut Water Services, Inc.	5,347	108
	Central Vermont Public Service Corp.	4,130	71
	Maine & Maritimes Corp.	1,900	67
	The York Water Co.	4,641	57
	Chesapeake Utilities Corp.	1,750	53
	Southwest Water Co.	11,127	48
*	Cadiz Inc.	5,495	44
	Consolidated Water Co., Ltd.	3,269	36
	Unitil Corp.	1,200	24
	Florida Public Util. Co.	1,050	10
	Artesian Resources Corp Class A	500	7
*	Synthesis Energy Systems, Inc.	4,797	3
	RGC Resources, Inc.	99	2
			180,484
Total Common Stocks (Cost $4,661,605)			4,143,725

Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (29.7%)
U.S. Government Securities (11.2%)

U.S. Treasury Bond	13.250%	5/15/14	2,000	2,030
U.S. Treasury Bond	11.750%	11/15/14	2,000	2,135
U.S. Treasury Bond	11.250%	2/15/15	6,475	9,772
U.S. Treasury Bond	10.625%	8/15/15	1,215	1,826
U.S. Treasury Bond	9.875%	11/15/15	400	586
U.S. Treasury Bond	7.250%	5/15/16	13,215	17,417
U.S. Treasury Bond	7.500%	11/15/16	4,825	6,480
U.S. Treasury Bond	8.750%	5/15/17	22,975	33,149
U.S. Treasury Bond	8.875%	8/15/17	7,000	10,217
U.S. Treasury Bond	8.875%	2/15/19	4,350	6,562
U.S. Treasury Bond	8.750%	5/15/20	1,200	1,828
U.S. Treasury Bond	8.750%	8/15/20	10,650	16,251
U.S. Treasury Bond	7.875%	2/15/21	19,400	28,139
U.S. Treasury Bond	8.125%	5/15/21	490	726
U.S. Treasury Bond	8.125%	8/15/21	4,200	6,244
U.S. Treasury Bond	8.000%	11/15/21	870	1,288
U.S. Treasury Bond	7.125%	2/15/23	3,600	5,064
U.S. Treasury Bond	6.250%	8/15/23	14,950	19,671
U.S. Treasury Bond	6.875%	8/15/25	200	287
U.S. Treasury Bond	6.750%	8/15/26	2,895	4,119
U.S. Treasury Bond	6.625%	2/15/27	1,895	2,669
U.S. Treasury Bond	6.375%	8/15/27	1,670	2,301
U.S. Treasury Bond	5.500%	8/15/28	5,435	6,863
U.S. Treasury Bond	5.250%	11/15/28	75	92
U.S. Treasury Bond	5.250%	2/15/29	1,550	1,909
U.S. Treasury Bond	6.125%	8/15/29	1,570	2,139
U.S. Treasury Bond	6.250%	5/15/30	8,405	11,670
U.S. Treasury Bond	5.375%	2/15/31	500	631
U.S. Treasury Bond	4.500%	2/15/36	3,470	4,002
U.S. Treasury Bond	4.750%	2/15/37	2,850	3,418
U.S. Treasury Bond	5.000%	5/15/37	100	125
U.S. Treasury Bond	4.375%	2/15/38	17,535	19,935
U.S. Treasury Bond	4.500%	5/15/38	7,025	8,213
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	3,700	4,685
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	5,400	5,894
U.S. Treasury Note	3.500%	2/15/10	250	256
U.S. Treasury Note	4.750%	2/15/10	450	466
U.S. Treasury Note	2.000%	2/28/10	350	354
U.S. Treasury Note	4.000%	3/15/10	66,000	68,134
U.S. Treasury Note	1.750%	3/31/10	400	404
U.S. Treasury Note	2.125%	4/30/10	700	712
U.S. Treasury Note	2.625%	5/31/10	1,475	1,509
U.S. Treasury Note	2.875%	6/30/10	6,925	7,117
U.S. Treasury Note	2.750%	7/31/10	1,700	1,748
U.S. Treasury Note	4.125%	8/15/10	1,605	1,683
U.S. Treasury Note	2.000%	9/30/10	450	459
U.S. Treasury Note	1.500%	10/31/10	48,475	49,043
U.S. Treasury Note	1.250%	11/30/10	23,400	23,590
U.S. Treasury Note	0.875%	12/31/10	3,200	3,205
U.S. Treasury Note	0.875%	1/31/11	3,600	3,608
U.S. Treasury Note	0.875%	2/28/11	7,220	7,234
U.S. Treasury Note	4.500%	2/28/11	200	214
U.S. Treasury Note	4.875%	4/30/11	75	81
U.S. Treasury Note	5.125%	6/30/11	2,350	2,577
U.S. Treasury Note	4.625%	8/31/11	3,525	3,838

	U.S. Treasury Note	4.500%	9/30/11	10,005	10,876
	U.S. Treasury Note	1.750%	11/15/11	33,850	34,516
	U.S. Treasury Note	4.500%	11/30/11	500	546
	U.S. Treasury Note	1.125%	12/15/11	25	25
	U.S. Treasury Note	4.625%	12/31/11	225	247
	U.S. Treasury Note	4.750%	1/31/12	825	911
	U.S. Treasury Note	1.375%	2/15/12	19,750	19,917
	U.S. Treasury Note	4.875%	2/15/12	18,700	20,704
	U.S. Treasury Note	4.625%	2/29/12	500	551
	U.S. Treasury Note	1.375%	3/15/12	32,425	32,653
	U.S. Treasury Note	4.500%	3/31/12	3,625	3,987
	U.S. Treasury Note	4.500%	4/30/12	25,000	27,461
	U.S. Treasury Note	4.250%	9/30/12	425	468
	U.S. Treasury Note	3.875%	10/31/12	850	926
	U.S. Treasury Note	2.750%	2/28/13	100	105
	U.S. Treasury Note	3.500%	5/31/13	7,825	8,489
	U.S. Treasury Note	3.375%	6/30/13	475	514
	U.S. Treasury Note	3.125%	8/31/13	6,575	7,041
	U.S. Treasury Note	3.125%	9/30/13	10,335	11,071
	U.S. Treasury Note	2.750%	10/31/13	18,258	19,256
	U.S. Treasury Note	4.250%	11/15/13	135	151
	U.S. Treasury Note	2.000%	11/30/13	175	179
	U.S. Treasury Note	1.500%	12/31/13	700	699
	U.S. Treasury Note	1.750%	1/31/14	30,275	30,488
	U.S. Treasury Note	4.000%	2/15/14	605	673
	U.S. Treasury Note	1.875%	2/28/14	22,925	23,183
	U.S. Treasury Note	1.750%	3/31/14	4,400	4,416
	U.S. Treasury Note	4.250%	8/15/14	725	821
	U.S. Treasury Note	4.125%	5/15/15	17,100	19,318
	U.S. Treasury Note	4.250%	8/15/15	5,200	5,924
	U.S. Treasury Note	2.625%	2/29/16	13,525	13,876
	U.S. Treasury Note	5.125%	5/15/16	700	835
	U.S. Treasury Note	4.875%	8/15/16	400	471
	U.S. Treasury Note	4.625%	2/15/17	300	349
	U.S. Treasury Note	4.250%	11/15/17	29,150	33,081
	U.S. Treasury Note	3.500%	2/15/18	225	242
	U.S. Treasury Note	4.000%	8/15/18	3,000	3,335
	U.S. Treasury Note	3.750%	11/15/18	5,980	6,522
	U.S. Treasury Note	2.750%	2/15/19	11,065	11,131
					780,527
Agency Bonds and Notes (3.2%)
	Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	1,400	1,482
[3]	Federal Farm Credit Bank	5.250%	9/13/10	500	529
[3]	Federal Farm Credit Bank	2.625%	4/21/11	925	948
[3]	Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,308
[3]	Federal Farm Credit Bank	3.875%	8/25/11	875	922
[3]	Federal Farm Credit Bank	4.500%	10/17/12	700	758
[3]	Federal Farm Credit Bank	5.125%	8/25/16	925	1,019
[3]	Federal Farm Credit Bank	4.875%	1/17/17	850	925
[3]	Federal Home Loan Bank	4.875%	5/14/10	325	339
[3]	Federal Home Loan Bank	7.625%	5/14/10	8,800	9,444
[3]	Federal Home Loan Bank	2.750%	6/18/10	1,000	1,021
[3]	Federal Home Loan Bank	3.500%	7/16/10	1,900	1,961
[3]	Federal Home Loan Bank	3.375%	8/13/10	150	155

[3]	Federal Home Loan Bank	3.375%	10/20/10	1,625	1,679
[3]	Federal Home Loan Bank	4.750%	12/10/10	375	396
[3]	Federal Home Loan Bank	3.625%	12/17/10	800	832
[3]	Federal Home Loan Bank	1.625%	3/16/11	8,900	8,931
[3]	Federal Home Loan Bank	3.125%	6/10/11	1,000	1,034
[3]	Federal Home Loan Bank	3.375%	6/24/11	8,000	8,340
[3]	Federal Home Loan Bank	5.375%	8/19/11	3,775	4,109
[3]	Federal Home Loan Bank	3.750%	9/9/11	325	340
[3]	Federal Home Loan Bank	3.625%	9/16/11	675	706
[3]	Federal Home Loan Bank	4.875%	11/18/11	1,650	1,786
[3]	Federal Home Loan Bank	4.625%	10/10/12	775	845
[3]	Federal Home Loan Bank	3.375%	2/27/13	850	891
[3]	Federal Home Loan Bank	5.375%	6/14/13	250	279
[3]	Federal Home Loan Bank	5.125%	8/14/13	1,525	1,695
[3]	Federal Home Loan Bank	4.000%	9/6/13	1,000	1,067
[3]	Federal Home Loan Bank	5.250%	9/13/13	1,800	1,997
[3]	Federal Home Loan Bank	3.625%	10/18/13	2,675	2,794
[3]	Federal Home Loan Bank	5.500%	8/13/14	925	1,054
[3]	Federal Home Loan Bank	5.625%	6/13/16	300	303
[3]	Federal Home Loan Bank	5.125%	10/19/16	1,225	1,350
[3]	Federal Home Loan Bank	4.750%	12/16/16	2,550	2,772
[3]	Federal Home Loan Bank	4.875%	5/17/17	400	436
[3]	Federal Home Loan Bank	5.000%	11/17/17	350	380
[3]	Federal Home Loan Bank	5.250%	12/11/20	1,000	1,067
[3]	Federal Home Loan Bank	5.625%	6/11/21	1,100	1,212
[3]	Federal Home Loan Bank	5.500%	7/15/36	250	285
[3]	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	1,450	1,479
[3]	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	3,025	3,146
[3]	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	9,000	9,512
[3]	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	865	938
[3]	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	325	344
[3]	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	675	696
[3]	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	744
[3]	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	11,500	11,916
[3]	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	1,200	1,204
[3]	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,525	1,537
[3]	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	3,000	3,358
[3]	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,932
[3]	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,428
[3]	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	2,825	3,088
[3]	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	2,585	2,746
[3]	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,311
[3]	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,500	1,614
[3]	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,550	2,859
[3]	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	1,000	1,103
[3]	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	6,000	6,785
[3]	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,261
[3]	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	4,000	4,580
[3]	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,663
[3]	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,425	3,287
[3]	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	700	710
[3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,111
[3]	Federal National Mortgage Assn.	7.125%	6/15/10	1,000	1,074
[3]	Federal National Mortgage Assn.	3.000%	7/12/10	7,000	7,180
[3]	Federal National Mortgage Assn.	2.875%	10/12/10	1,000	1,026

[3]	Federal National Mortgage Assn.	6.625%	11/15/10	1,650	1,795
[3]	Federal National Mortgage Assn.	6.250%	2/1/11	1,425	1,501
[3]	Federal National Mortgage Assn.	1.750%	3/23/11	1,475	1,484
[3]	Federal National Mortgage Assn.	5.125%	4/15/11	750	806
[3]	Federal National Mortgage Assn.	6.000%	5/15/11	7,300	8,001
[3]	Federal National Mortgage Assn.	2.000%	1/9/12	3,000	3,026
[3]	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,633
[3]	Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,432
[3]	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,410
[3]	Federal National Mortgage Assn.	3.625%	2/12/13	1,225	1,299
[3]	Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,396
[3]	Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,418
[3]	Federal National Mortgage Assn.	4.625%	5/1/13	700	713
[3]	Federal National Mortgage Assn.	2.875%	12/11/13	6,525	6,669
[3]	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,003
[3]	Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,116
[3]	Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,137
[3]	Federal National Mortgage Assn.	4.125%	4/15/14	3,700	3,986
[3]	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,412
[3]	Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,412
[3]	Federal National Mortgage Assn.	5.250%	9/15/16	2,525	2,858
[3]	Federal National Mortgage Assn.	4.875%	12/15/16	525	581
[3]	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,194
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,375
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,372
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	1,850	2,434
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	1,100	1,241
[3]	Financing Corp.	9.800%	4/6/18	500	738
[3]	Financing Corp.	9.650%	11/2/18	475	707
	Private Export Funding Corp.	4.375%	3/15/19	350	359
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	500	558
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	375	419
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	925	1,041
[3]	Tennessee Valley Auth.	4.500%	4/1/18	375	401
[3]	Tennessee Valley Auth.	6.750%	11/1/25	100	129
[3]	Tennessee Valley Auth.	7.125%	5/1/30	1,500	1,935
[3]	Tennessee Valley Auth.	5.500%	6/15/38	225	245
[3]	Tennessee Valley Auth.	5.375%	4/1/56	375	400
					222,659
Conventional Mortgage-Backed Securities (14.3%)
[3,4]	Federal Home Loan Mortgage Corp.	4.000%	4/1/09–4/1/39	10,661	10,864
[3,4]	Federal Home Loan Mortgage Corp.	4.500%	8/1/09–4/1/37	34,960	36,020
[3,4]	Federal Home Loan Mortgage Corp.	5.000%	10/1/11–5/1/38	95,162	98,466
[3,4]	Federal Home Loan Mortgage Corp.	5.500%	10/1/09–4/1/38	110,390	114,781
[3,4]	Federal Home Loan Mortgage Corp.	6.000%	4/1/09–4/1/39	77,951	81,641
[3,4]	Federal Home Loan Mortgage Corp.	6.500%	4/1/09–4/1/38	19,337	20,450
[3,4]	Federal Home Loan Mortgage Corp.	7.000%	8/1/10–8/1/36	4,972	5,292
[3,4]	Federal Home Loan Mortgage Corp.	7.500%	7/1/10–1/1/32	620	659
[3,4]	Federal Home Loan Mortgage Corp.	8.000%	6/1/12–10/1/31	602	648
[3,4]	Federal Home Loan Mortgage Corp.	8.500%	12/1/16–5/1/30	78	84
[3,4]	Federal Home Loan Mortgage Corp.	9.000%	10/1/21–4/1/30	54	57
[3,4]	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–4/1/25	18	20
[3,4]	Federal Home Loan Mortgage Corp.	10.000%	3/1/17–4/1/25	9	10
[3,4]	Federal National Mortgage Assn.	4.000%	9/1/10–4/1/39	7,214	7,310
[3,4]	Federal National Mortgage Assn.	4.500%	7/1/11–4/1/39	38,423	39,612

[3,4]	Federal National Mortgage Assn.	5.000%	9/1/09–3/1/39	112,260	116,260
[3,4]	Federal National Mortgage Assn.	5.500%	4/1/09–4/1/39	162,658	169,262
[3,4]	Federal National Mortgage Assn.	6.000%	3/1/11–4/1/39	110,960	116,072
[3,4]	Federal National Mortgage Assn.	6.500%	9/1/10–4/1/39	34,959	36,945
[3,4]	Federal National Mortgage Assn.	7.000%	9/1/10–8/1/37	8,554	9,115
[3,4]	Federal National Mortgage Assn.	7.500%	1/1/11–12/1/32	1,372	1,469
[3,4]	Federal National Mortgage Assn.	8.000%	6/1/10–11/1/30	201	214
[3,4]	Federal National Mortgage Assn.	8.500%	11/1/18–9/1/30	150	162
[3,4]	Federal National Mortgage Assn.	9.000%	10/1/16–8/1/26	41	45
[3,4]	Federal National Mortgage Assn.	9.500%	5/1/16–2/1/25	11	12
[3,4]	Federal National Mortgage Assn.	10.000%	1/1/20–8/1/21	1	1
[3,4]	Federal National Mortgage Assn.	10.500%	8/1/20	1	1
[4]	Government National Mortgage Assn.	4.500%	8/15/18–4/1/39	4,106	4,225
[4]	Government National Mortgage Assn.	5.000%	3/15/18–4/1/39	23,556	24,464
[4]	Government National Mortgage Assn.	5.500%	3/15/15–1/15/39	47,102	49,053
[4]	Government National Mortgage Assn.	6.000%	12/15/13–4/20/38	34,503	36,048
[4]	Government National Mortgage Assn.	6.500%	7/15/09–11/20/37	13,480	14,160
[4]	Government National Mortgage Assn.	7.000%	4/15/09–8/15/32	2,774	2,950
[4]	Government National Mortgage Assn.	7.500%	9/15/09–3/15/32	763	810
[4]	Government National Mortgage Assn.	8.000%	9/15/09–3/15/32	498	533
[4]	Government National Mortgage Assn.	8.500%	3/15/17–7/15/30	55	60
[4]	Government National Mortgage Assn.	9.000%	6/15/16–2/15/30	98	106
[4]	Government National Mortgage Assn.	9.500%	9/15/18–1/15/25	25	27
[4]	Government National Mortgage Assn.	10.000%	3/15/19	1	1
[4]	Government National Mortgage Assn.	11.000%	12/15/15	1	1
					997,910
Nonconventional Mortgage-Backed Securities (1.0%)
[3,4]	Federal Home Loan Mortgage Corp.	4.381%	1/1/35	53	54
[3,4]	Federal Home Loan Mortgage Corp.	4.385%	12/1/34	863	869
[3,4]	Federal Home Loan Mortgage Corp.	4.587%	9/1/34	455	458
[3,4]	Federal Home Loan Mortgage Corp.	4.596%	11/1/34	1,120	1,142
[3,4]	Federal Home Loan Mortgage Corp.	4.596%	4/1/35	1,437	1,480
[3,4]	Federal Home Loan Mortgage Corp.	4.638%	12/1/35	1,482	1,520
[3,4]	Federal Home Loan Mortgage Corp.	4.650%	7/1/35	1,053	1,075
[3,4]	Federal Home Loan Mortgage Corp.	4.684%	12/1/34	339	346
[3,4]	Federal Home Loan Mortgage Corp.	4.797%	7/1/35	690	706
[3,4]	Federal Home Loan Mortgage Corp.	4.804%	3/1/36	992	1,012
[3,4]	Federal Home Loan Mortgage Corp.	5.001%	5/1/35	1,300	1,335
[3,4]	Federal Home Loan Mortgage Corp.	5.248%	3/1/37	905	928
[3,4]	Federal Home Loan Mortgage Corp.	5.265%	3/1/36	1,472	1,516
[3,4]	Federal Home Loan Mortgage Corp.	5.311%	12/1/36	340	346
[3,4]	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	800	827
[3,4]	Federal Home Loan Mortgage Corp.	5.423%	4/1/37	1,794	1,856
[3,4]	Federal Home Loan Mortgage Corp.	5.427%	3/1/37	991	1,026
[3,4]	Federal Home Loan Mortgage Corp.	5.488%	2/1/36	1,189	1,221
[3,4]	Federal Home Loan Mortgage Corp.	5.571%	5/1/36	596	614
[3,4]	Federal Home Loan Mortgage Corp.	5.583%	1/1/37	608	626
[3,4]	Federal Home Loan Mortgage Corp.	5.596%	4/1/37	1,372	1,418
[3,4]	Federal Home Loan Mortgage Corp.	5.674%	12/1/36	534	554
[3,4]	Federal Home Loan Mortgage Corp.	5.705%	9/1/36	1,072	1,110
[3,4]	Federal Home Loan Mortgage Corp.	5.768%	5/1/36	601	623
[3,4]	Federal Home Loan Mortgage Corp.	5.817%	6/1/37	1,627	1,690
[3,4]	Federal Home Loan Mortgage Corp.	5.827%	4/1/37	1,365	1,413
[3,4]	Federal Home Loan Mortgage Corp.	5.881%	12/1/36	655	680
[3,4]	Federal Home Loan Mortgage Corp.	5.887%	5/1/37	2,288	2,374

[3,4]	Federal Home Loan Mortgage Corp.	5.974%	10/1/37	331	344
[3,4]	Federal Home Loan Mortgage Corp.	6.070%	8/1/37	1,039	1,081
[3,4]	Federal Home Loan Mortgage Corp.	6.503%	2/1/37	1,002	1,045
[3,4]	Federal National Mortgage Assn.	4.135%	5/1/34	433	440
[3,4]	Federal National Mortgage Assn.	4.415%	8/1/35	1,013	1,034
[3,4]	Federal National Mortgage Assn.	4.425%	7/1/35	458	467
[3,4]	Federal National Mortgage Assn.	4.573%	1/1/35	830	833
[3,4]	Federal National Mortgage Assn.	4.574%	11/1/34	1,604	1,638
[3,4]	Federal National Mortgage Assn.	4.577%	12/1/34	1,190	1,196
[3,4]	Federal National Mortgage Assn.	4.622%	8/1/35	1,273	1,304
[3,4]	Federal National Mortgage Assn.	4.633%	9/1/34	659	672
[3,4]	Federal National Mortgage Assn.	4.642%	11/1/33	296	303
[3,4]	Federal National Mortgage Assn.	4.671%	10/1/34	710	713
[3,4]	Federal National Mortgage Assn.	4.689%	11/1/34	593	597
[3,4]	Federal National Mortgage Assn.	4.725%	8/1/35	846	860
[3,4]	Federal National Mortgage Assn.	4.741%	9/1/34	294	299
[3,4]	Federal National Mortgage Assn.	4.745%	10/1/34	1,222	1,233
[3,4]	Federal National Mortgage Assn.	4.751%	6/1/34	599	615
[3,4]	Federal National Mortgage Assn.	4.819%	12/1/35	1,742	1,782
[3,4]	Federal National Mortgage Assn.	4.829%	9/1/35	891	914
[3,4]	Federal National Mortgage Assn.	4.856%	4/1/37	755	776
[3,4]	Federal National Mortgage Assn.	4.885%	7/1/35	1,050	1,072
[3,4]	Federal National Mortgage Assn.	4.934%	7/1/35	422	434
[3,4]	Federal National Mortgage Assn.	4.968%	10/1/35	1,412	1,451
[3,4]	Federal National Mortgage Assn.	5.029%	12/1/33	380	391
[3,4]	Federal National Mortgage Assn.	5.047%	11/1/35	284	292
[3,4]	Federal National Mortgage Assn.	5.059%	2/1/36	521	536
[3,4]	Federal National Mortgage Assn.	5.118%	12/1/35	841	864
[3,4]	Federal National Mortgage Assn.	5.119%	1/1/36	1,075	1,106
[3,4]	Federal National Mortgage Assn.	5.253%	3/1/37	1,011	1,043
[3,4]	Federal National Mortgage Assn.	5.451%	5/1/37	941	969
[3,4]	Federal National Mortgage Assn.	5.457%	2/1/36	1,544	1,591
[3,4]	Federal National Mortgage Assn.	5.575%	1/1/37	1,277	1,323
[3,4]	Federal National Mortgage Assn.	5.603%	7/1/36	250	257
[3,4]	Federal National Mortgage Assn.	5.625%	3/1/37	1,162	1,206
[3,4]	Federal National Mortgage Assn.	5.656%	6/1/36	873	902
[3,4]	Federal National Mortgage Assn.	5.674%	2/1/37	1,183	1,223
[3,4]	Federal National Mortgage Assn.	5.734%	3/1/37	1,032	1,072
[3,4]	Federal National Mortgage Assn.	5.756%	4/1/36	1,388	1,435
[3,4]	Federal National Mortgage Assn.	5.769%	1/1/36	361	372
[3,4]	Federal National Mortgage Assn.	5.780%	4/1/37	476	492
[3,4]	Federal National Mortgage Assn.	5.804%	4/1/37	1,680	1,741
[3,4]	Federal National Mortgage Assn.	5.886%	9/1/36	1,057	1,097
[3,4]	Federal National Mortgage Assn.	5.947%	11/1/36	2,550	2,648
[3,4]	Federal National Mortgage Assn.	6.064%	8/1/37	797	830
[3,4]	Federal National Mortgage Assn.	6.130%	6/1/36	267	278
[3,4]	Federal National Mortgage Assn.	6.597%	9/1/37	1,142	1,193
					72,783
Total U.S. Government and Agency Obligations (Cost $1,989,035)					2,073,879
Corporate Bonds (9.0%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
[4]	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	350	331
[4]	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	150	140
[4]	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	1,700	1,444
[4]	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	1,560	1,534

[4]	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	1,200	904
[4,5]	Banc of America Commercial Mortgage, Inc.	5.421%	9/10/45	10	5
[4]	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	1,000	811
[4,5]	Banc of America Commercial Mortgage, Inc.	5.176%	10/10/45	10	6
[4]	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	1,300	950
[4]	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	825	596
[4,5]	Banc of America Commercial Mortgage, Inc.	6.165%	2/10/51	1,400	1,068
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,000	1,949
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	250	203
[4,5]	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	250	110
[4,5]	Bear Stearns Commercial Mortgage Securities, Inc.	5.757%	9/11/38	210	93
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.664%	6/11/40	2,825	2,412
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.582%	9/11/41	106	45
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	250	225
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	1,250	947
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.127%	10/12/42	500	445
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	850	650
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	800	570
[4,5]	Bear Stearns Commercial Mortgage Securities, Inc.	5.915%	6/11/50	400	142
[4]	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,300	1,242
[4,5]	Capital One Multi-Asset Execution Trust	0.656%	2/15/12	5,500	5,497
[4]	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	450
[4]	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,107
[4]	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	206
[4]	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,525	1,401
[4]	Chase Issuance Trust	4.650%	12/17/12	3,300	3,354
[4]	Chase Issuance Trust	5.400%	7/15/15	400	406
[4]	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	230
[4]	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	167
[4]	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	175
[4,5]	Citigroup Commercial Mortgage Trust	5.726%	3/15/49	550	434
[4,5]	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	225	152
[4]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.225%	7/15/44	1,100	859
[4,5]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.226%	7/15/44	525	253
[4]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,650	1,100
[4]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	200	85
[4]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	1,400	1,078

[4]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	950	650
[4,6]	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	400	419
[4]	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	250	192
[4]	Commercial Mortgage Pass-Through Certificates	5.768%	6/10/46	1,255	941
[4]	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	200	170
[4]	Countrywide Home Loans	4.769%	5/25/33	390	364
[4,5]	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,500	1,325
[4,5]	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	1,000	892
[4]	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	575	464
[4,5]	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	35	17
[4]	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	2,550	2,001
[4]	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	52	23
[4]	Credit Suisse Mortgage Capital Certificates	5.826%	6/15/38	1,475	1,052
[4,5]	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	10	5
[4]	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	1,950	1,467
[4,5]	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	1,750	1,021
[4]	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	32
[4]	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	514
[4]	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	291
[4,5]	CWCapital Cobalt	5.820%	5/15/46	1,400	840
[4]	DaimlerChrysler Auto Trust	4.200%	7/8/10	175	175
[4]	DaimlerChrysler Auto Trust	5.330%	8/8/10	414	415
[4]	Discover Card Master Trust	5.650%	12/15/15	1,650	1,606
[4]	Discover Card Master Trust	5.650%	3/16/20	375	336
[4]	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	350	339
[4,5]	First Union National Bank Commercial Mortgage Trust	6.621%	10/15/35	900	846
[4]	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	187	180
[4]	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	859
[4,5]	GE Capital Commercial Mortgage Corp.	5.335%	3/10/44	1,350	1,052
[4]	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	5,300	5,051
[4]	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	299	294
[4]	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	648	643
[4]	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	75	64
[4]	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	250	226
[4]	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	150	125
[4]	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	429
[4]	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,230	1,081
[4]	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	205	194
[4]	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,700	1,327
[4,5]	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	10	5
[4]	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	1,441
[4]	GS Mortgage Securities Corp. II	5.506%	4/10/38	967	851
[4,5]	GS Mortgage Securities Corp. II	5.553%	4/10/38	700	519

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

[4]	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,825	1,586
[4]	Honda Auto Receivables Owner Trust	5.300%	7/21/10	106	106
[4]	Honda Auto Receivables Owner Trust	5.120%	10/15/10	1,165	1,169
[4]	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	618
[4]	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	214	209
[4]	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	350	300
[4]	JPMorgan Chase Commercial Mortgage Securities	4.824%	9/12/37	350	311
[4,5]	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	28	13
[4]	JPMorgan Chase Commercial Mortgage Securities	4.780%	7/15/42	50	24
[4,5]	JPMorgan Chase Commercial Mortgage Securities	5.322%	1/12/43	10	5
[4]	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	1,154	1,128
[4,5]	JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/43	350	256
[4,5]	JPMorgan Chase Commercial Mortgage Securities	5.445%	12/12/44	150	71
[4,5]	JPMorgan Chase Commercial Mortgage Securities	5.221%	12/15/44	150	71
[4,5]	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	5	2
[4]	JPMorgan Chase Commercial Mortgage Securities	5.875%	4/15/45	1,750	1,298
[4]	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	1,400	1,124
[4]	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	650	489
[4]	JPMorgan Chase Commercial Mortgage Securities	5.716%	2/15/51	350	182
[4,5]	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	1,655	1,045
[4,5]	LB Commerical Conduit Mortgage Trust	5.933%	7/15/44	590	210
[4]	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,242	1,039
[4]	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	476
[4]	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	92	90
[4]	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,036
[4]	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,000	949
[4]	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	200	172
[4]	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,242
[4,5]	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,625	1,328
[4]	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	35	14
[4,5]	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	1,825	1,289
[4]	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	250	212
[4,5]	MBNA Credit Card Master Note Trust	1.244%	12/15/11	250	248
[4]	MBNA Master Credit Card Trust	7.000%	2/15/12	5,800	5,874
[4]	Merrill Lynch Mortgage Trust	5.236%	11/12/35	350	287
[4]	Merrill Lynch Mortgage Trust	5.107%	7/12/38	35	17
[4]	Merrill Lynch Mortgage Trust	5.657%	5/12/39	350	256
[4,5]	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,276

[4,5]	Merrill Lynch Mortgage Trust	5.829%	6/12/50	1,450	918

[4]	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	184
[4]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.909%	6/12/46	1,475	1,092
[4]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	150	60
[4]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	877
[4]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	725	578
[4,5]	Morgan Stanley Capital I	5.110%	6/15/40	1,800	1,543
[4]	Morgan Stanley Capital I	4.850%	6/13/41	1,300	1,195
[4]	Morgan Stanley Capital I	5.270%	6/13/41	400	345
[4,5]	Morgan Stanley Capital I	5.811%	8/12/41	10	4
[4]	Morgan Stanley Capital I	5.328%	11/12/41	250	178
[4]	Morgan Stanley Capital I	4.970%	12/15/41	275	240
[4]	Morgan Stanley Capital I	5.168%	1/14/42	425	325
[4,5]	Morgan Stanley Capital I	5.650%	6/11/42	850	633
[4]	Morgan Stanley Capital I	4.989%	8/13/42	2,000	1,631
[4]	Morgan Stanley Capital I	5.230%	9/15/42	1,050	864
[4]	Morgan Stanley Capital I	5.772%	10/15/42	550	426
[4,5]	Morgan Stanley Capital I	5.776%	10/15/42	15	7
[4,5]	Morgan Stanley Capital I	5.208%	11/14/42	650	533
[4,5]	Morgan Stanley Capital I	5.208%	11/14/42	10	5
[4]	Morgan Stanley Capital I	6.280%	1/11/43	1,525	1,132
[4,5]	Morgan Stanley Capital I	5.387%	3/12/44	500	383
[4,5]	Morgan Stanley Capital I	5.691%	4/15/49	25	9
[4,5]	Morgan Stanley Capital I	5.881%	6/11/49	200	71
[4,5]	Morgan Stanley Capital I	5.544%	11/12/49	335	126
[4]	Morgan Stanley Capital I	5.090%	10/12/52	500	438
[4,5]	Morgan Stanley Capital I	5.204%	10/12/52	175	82
[4]	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	492
[4]	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	825	830
[4]	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,237
[4]	Salomon Brothers Mortgage Securities VII	5.559%	9/25/33	1,033	843
[4]	USAA Auto Owner Trust	5.360%	2/15/11	315	316
[4]	USAA Auto Owner Trust	4.710%	2/18/14	925	941
[4,5]	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	125
[4]	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	239
[4]	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	427
[4]	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	450	438
[4,5]	Wachovia Bank Commercial Mortgage Trust	5.229%	7/15/41	1,425	1,240
[4]	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	956
[4,5]	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	319
[4]	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	292
[4,5]	Wachovia Bank Commercial Mortgage Trust	5.741%	5/15/43	275	116
[4,5]	Wachovia Bank Commercial Mortgage Trust	5.741%	5/15/43	900	678
[4]	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	832
[4,5]	Wachovia Bank Commercial Mortgage Trust	5.210%	10/15/44	950	813
[4,5]	Wachovia Bank Commercial Mortgage Trust	5.265%	12/15/44	2,300	1,878
[4,5]	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	240	82
[4]	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,001
[4]	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	725	274
[4]	World Omni Auto Receivables Trust	3.940%	10/15/12	800	804

					122,588
Finance (2.8%)
	Banking (1.9%)
	Abbey National PLC	7.950%	10/26/29	350	297
	American Express Bank, FSB	5.550%	10/17/12	375	345
	American Express Bank, FSB	6.000%	9/13/17	525	415
	American Express Centurion Bank	5.200%	11/26/10	450	432
	American Express Centurion Bank	5.550%	10/17/12	250	231
	American Express Centurion Bank	5.950%	6/12/17	75	63
	American Express Centurion Bank	6.000%	9/13/17	375	313
	American Express Co.	5.500%	9/12/16	350	280
	American Express Co.	6.150%	8/28/17	225	187
[4]	American Express Co.	6.800%	9/1/66	550	264
	American Express Credit Corp.	5.000%	12/2/10	725	696
	American Express Credit Corp.	7.300%	8/20/13	450	419
[6]	American Express Travel	5.250%	11/21/11	125	115
[6]	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	300	298
	Bank of America Corp.	4.500%	8/1/10	925	887
	Bank of America Corp.	4.250%	10/1/10	300	281
	Bank of America Corp.	4.375%	12/1/10	475	452
[7]	Bank of America Corp.	2.100%	4/30/12	2,650	2,662
[7]	Bank of America Corp.	3.125%	6/15/12	1,375	1,425
[7]	Bank of America Corp.	2.375%	6/22/12	225	228
	Bank of America Corp.	5.375%	9/11/12	1,025	942
	Bank of America Corp.	4.875%	9/15/12	75	68
	Bank of America Corp.	5.375%	6/15/14	175	153
	Bank of America Corp.	5.125%	11/15/14	1,075	931
	Bank of America Corp.	5.250%	12/1/15	275	182
	Bank of America Corp.	5.750%	8/15/16	275	187
	Bank of America Corp.	5.625%	10/14/16	75	64
	Bank of America Corp.	5.420%	3/15/17	925	562
	Bank of America Corp.	6.000%	10/15/36	600	402
[7]	Bank of America, NA	1.700%	12/23/10	650	655
	Bank of America, NA	5.300%	3/15/17	325	244
	Bank of America, NA	6.100%	6/15/17	350	258
	Bank of New York Mellon	4.950%	1/14/11	500	513
	Bank of New York Mellon	4.950%	11/1/12	425	436
	Bank of New York Mellon	4.950%	3/15/15	800	776
[7]	Bank of the West	2.150%	3/27/12	575	579
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	512
	Bank One Corp.	7.875%	8/1/10	375	383
	Bank One Corp.	5.250%	1/30/13	925	856
	Bank One Corp.	4.900%	4/30/15	475	411
[4]	Barclays Bank PLC	6.278%	12/29/49	350	115
	BB&T Capital Trust II	6.750%	6/7/36	1,100	611
	BB&T Corp.	6.500%	8/1/11	375	378
	BB&T Corp.	5.625%	9/15/16	100	91
	BB&T Corp.	5.250%	11/1/19	200	172
	Bear Stearns Co., Inc.	4.550%	6/23/10	775	784
	Bear Stearns Co., Inc.	5.350%	2/1/12	400	398
	Bear Stearns Co., Inc.	5.700%	11/15/14	750	718
	Bear Stearns Co., Inc.	5.300%	10/30/15	985	905
	Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	964
	Bear Stearns Co., Inc.	6.400%	10/2/17	800	773
	Bear Stearns Co., Inc.	7.250%	2/1/18	375	384

	Capital One Capital III	7.686%	8/15/36	525	178
	Capital One Capital IV	6.745%	2/17/37	300	102
	Capital One Financial Corp.	5.700%	9/15/11	375	338
	Capital One Financial Corp.	4.800%	2/21/12	50	45
	Capital One Financial Corp.	5.500%	6/1/15	225	176
	Capital One Financial Corp.	6.150%	9/1/16	50	32
	Capital One Financial Corp.	5.250%	2/21/17	50	40
	Capital One Financial Corp.	6.750%	9/15/17	650	545
[7]	Citibank, NA	1.625%	3/30/11	225	225
[4,6]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	1,700	1,507
[7]	Citigroup Funding, Inc.	2.000%	3/30/12	225	226
	Citigroup, Inc.	4.625%	8/3/10	450	422
	Citigroup, Inc.	6.500%	1/18/11	1,000	968
	Citigroup, Inc.	5.125%	2/14/11	300	284
	Citigroup, Inc.	5.100%	9/29/11	400	362
[7]	Citigroup, Inc.	2.875%	12/9/11	1,050	1,078
	Citigroup, Inc.	6.000%	2/21/12	450	418
[7]	Citigroup, Inc.	2.125%	4/30/12	2,400	2,414
	Citigroup, Inc.	5.300%	10/17/12	1,175	1,025
	Citigroup, Inc.	6.500%	8/19/13	475	434
	Citigroup, Inc.	5.125%	5/5/14	100	85
	Citigroup, Inc.	5.000%	9/15/14	2,975	1,936
	Citigroup, Inc.	5.300%	1/7/16	275	231
	Citigroup, Inc.	5.500%	2/15/17	100	63
	Citigroup, Inc.	6.125%	11/21/17	1,075	943
	Citigroup, Inc.	6.125%	5/15/18	25	21
	Citigroup, Inc.	6.625%	6/15/32	1,050	580
	Citigroup, Inc.	5.875%	2/22/33	900	471
	Citigroup, Inc.	6.000%	10/31/33	225	118
	Citigroup, Inc.	5.850%	12/11/34	50	39
	Citigroup, Inc.	5.875%	5/29/37	225	171
	Citigroup, Inc.	6.875%	3/5/38	125	108
	Comerica Bank	5.200%	8/22/17	300	216
	Compass Bank	6.400%	10/1/17	150	124
	Compass Bank	5.900%	4/1/26	225	144
	Countrywide Financial Corp.	5.800%	6/7/12	50	43
	Countrywide Home Loan	4.000%	3/22/11	925	839
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	225	226
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	750	761
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	257
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,425	1,461
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	250	230
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	350	330
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	750	722
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	200	197
[4]	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	450	153
	Credit Suisse New York	6.000%	2/15/18	1,025	925
	Deutsche Bank AG London	5.375%	10/12/12	800	812
	Deutsche Bank AG London	4.875%	5/20/13	875	858
	Deutsche Bank AG London	6.000%	9/1/17	600	580
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	847
	FIA Card Services NA	6.625%	6/15/12	350	342
	Fifth Third Bancorp.	4.200%	2/23/10	250	242
	Fifth Third Bancorp.	4.750%	2/1/15	325	238
	Fifth Third Bancorp.	8.250%	3/1/38	200	119

	First Tennessee Bank	5.050%	1/15/15	200	134
	Fleet Financial Group, Inc.	6.875%	1/15/28	600	359
	Golden West Financial Corp.	4.750%	10/1/12	375	343
[4]	Goldman Sachs Capital II	5.793%	12/29/49	550	235
	Goldman Sachs Group, Inc.	4.500%	6/15/10	640	632
[7]	Goldman Sachs Group, Inc.	1.700%	3/15/11	125	125
[7]	Goldman Sachs Group, Inc.	1.625%	7/15/11	500	501
	Goldman Sachs Group, Inc.	6.600%	1/15/12	1,300	1,312
	Goldman Sachs Group, Inc.	5.300%	2/14/12	50	49
[7]	Goldman Sachs Group, Inc.	3.250%	6/15/12	1,800	1,879
	Goldman Sachs Group, Inc.	5.700%	9/1/12	25	25
	Goldman Sachs Group, Inc.	5.450%	11/1/12	900	878
	Goldman Sachs Group, Inc.	5.250%	4/1/13	950	902
	Goldman Sachs Group, Inc.	4.750%	7/15/13	575	533
	Goldman Sachs Group, Inc.	5.150%	1/15/14	600	561
	Goldman Sachs Group, Inc.	5.000%	10/1/14	1,450	1,325
	Goldman Sachs Group, Inc.	5.125%	1/15/15	150	137
	Goldman Sachs Group, Inc.	5.350%	1/15/16	825	738
	Goldman Sachs Group, Inc.	5.750%	10/1/16	500	456
	Goldman Sachs Group, Inc.	5.625%	1/15/17	625	513
	Goldman Sachs Group, Inc.	6.250%	9/1/17	400	372
	Goldman Sachs Group, Inc.	5.950%	1/18/18	675	613
	Goldman Sachs Group, Inc.	6.150%	4/1/18	100	92
	Goldman Sachs Group, Inc.	5.950%	1/15/27	675	465
	Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	687
	Goldman Sachs Group, Inc.	6.450%	5/1/36	375	253
	Goldman Sachs Group, Inc.	6.750%	10/1/37	1,050	728
[6]	HBOS Treasury Services PLC	5.250%	2/21/17	1,950	1,854
[6]	HBOS Treasury Services PLC	6.750%	5/21/18	425	321
	HSBC Bank USA	5.875%	11/1/34	300	253
	HSBC Bank USA	5.625%	8/15/35	625	477
	HSBC Holdings PLC	7.625%	5/17/32	400	324
	HSBC Holdings PLC	7.350%	11/27/32	400	319
	HSBC Holdings PLC	6.500%	5/2/36	600	506
	HSBC Holdings PLC	6.500%	9/15/37	525	427
	HSBC Holdings PLC	6.800%	6/1/38	125	107
[6]	ICICI Bank Ltd.	6.625%	10/3/12	25	22
	JPM Capital Trust	6.550%	9/29/36	600	375
	JPMorgan Capital Trust	5.875%	3/15/35	1,400	802
	JPMorgan Chase & Co.	6.750%	2/1/11	300	304
[7]	JPMorgan Chase & Co.	1.650%	2/23/11	900	905
	JPMorgan Chase & Co.	4.850%	6/16/11	400	397
[7]	JPMorgan Chase & Co.	3.125%	12/1/11	1,100	1,136
	JPMorgan Chase & Co.	4.500%	1/15/12	450	441
	JPMorgan Chase & Co.	6.625%	3/15/12	425	423
[7]	JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,010
	JPMorgan Chase & Co.	5.375%	10/1/12	650	660
	JPMorgan Chase & Co.	5.750%	1/2/13	350	335
	JPMorgan Chase & Co.	4.750%	5/1/13	225	221
	JPMorgan Chase & Co.	5.375%	1/15/14	100	98
	JPMorgan Chase & Co.	5.125%	9/15/14	375	339
	JPMorgan Chase & Co.	4.750%	3/1/15	775	745
	JPMorgan Chase & Co.	5.150%	10/1/15	675	607
	JPMorgan Chase & Co.	5.875%	6/13/16	725	676
	JPMorgan Chase & Co.	6.400%	5/15/38	75	72

	JPMorgan Chase Capital XXII	6.450%	2/2/37	650	407
	JPMorgan Chase Capital XXV	6.800%	10/1/37	725	490
	KeyBank NA	5.800%	7/1/14	150	125
	KeyBank NA	4.950%	9/15/15	725	579
	KeyBank NA	5.450%	3/3/16	300	248
	KeyCorp	6.500%	5/14/13	50	48
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	521
	Marshall & Ilsley Bank	4.850%	6/16/15	375	284
	MBNA Corp.	6.125%	3/1/13	500	408
	MBNA Corp.	5.000%	6/15/15	400	293
	Mellon Funding Corp.	5.000%	12/1/14	250	236
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	150	135
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	175	147
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	475	384
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	950	780
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	1,075	811
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	125	96
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	650	500
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	600	364
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,225	697
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	1,000	717
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	450	351
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	750	423
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	225	101
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	775	439
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,475	1,472
	Morgan Stanley Dean Witter	4.250%	5/15/10	550	547
[7]	Morgan Stanley Dean Witter	2.900%	12/1/10	650	669
	Morgan Stanley Dean Witter	5.050%	1/21/11	100	99
	Morgan Stanley Dean Witter	6.750%	4/15/11	550	553
[7]	Morgan Stanley Dean Witter	3.250%	12/1/11	1,475	1,530
	Morgan Stanley Dean Witter	5.625%	1/9/12	525	516
[7]	Morgan Stanley Dean Witter	1.950%	6/20/12	2,050	2,061
	Morgan Stanley Dean Witter	5.750%	8/31/12	100	98
	Morgan Stanley Dean Witter	4.750%	4/1/14	1,200	959
	Morgan Stanley Dean Witter	6.000%	4/28/15	500	472
	Morgan Stanley Dean Witter	5.375%	10/15/15	650	608
	Morgan Stanley Dean Witter	5.750%	10/18/16	425	386
	Morgan Stanley Dean Witter	5.450%	1/9/17	975	866
	Morgan Stanley Dean Witter	5.550%	4/27/17	250	222
	Morgan Stanley Dean Witter	5.950%	12/28/17	700	632
	Morgan Stanley Dean Witter	6.625%	4/1/18	725	692
	Morgan Stanley Dean Witter	6.250%	8/9/26	1,050	887
	National City Corp.	4.900%	1/15/15	500	439
[4]	National City Preferred Capital Trust I	12.000%	12/31/49	500	340
[6]	Nationwide Building Society	5.500%	7/18/12	2,000	1,899
[6]	Northern Rock PLC	5.625%	6/22/17	2,500	2,298
	Northern Trust Co.	5.500%	8/15/13	100	104
	Northern Trust Co.	6.500%	8/15/18	75	77
	PNC Bank NA	4.875%	9/21/17	525	448
	PNC Bank NA	6.000%	12/7/17	350	323
	PNC Funding Corp.	5.250%	11/15/15	250	225
	Regions Financial Corp.	6.375%	5/15/12	75	69
	Regions Financial Corp.	7.375%	12/10/37	75	52
[4]	Regions Financial Corp.	6.625%	5/15/47	300	90

	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	293
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	175	112
	Sanwa Bank Ltd.	7.400%	6/15/11	175	172
	Southtrust Corp.	5.800%	6/15/14	300	269
	Sovereign Bancorp, Inc.	4.800%	9/1/10	575	564
	Sovereign Bank	5.125%	3/15/13	250	212
[4,6]	Standard Chartered PLC	6.409%	12/31/49	300	138
	State Street Bank & Trust	5.300%	1/15/16	300	270
	SunTrust Banks, Inc.	6.375%	4/1/11	500	496
	SunTrust Banks, Inc.	5.200%	1/17/17	750	660
	SunTrust Banks, Inc.	5.450%	12/1/17	100	90
	SunTrust Banks, Inc.	7.250%	3/15/18	75	73
	SunTrust Capital VIII	6.100%	12/15/36	175	90
	Swiss Bank Corp.	7.000%	10/15/15	750	677
	Synovus Financial Corp.	5.125%	6/15/17	500	355
	UBS AG	5.875%	12/20/17	1,225	1,041
	UBS AG	5.750%	4/25/18	50	42
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	521
	Union Bank of California NA	5.950%	5/11/16	450	400
	Union Planters Corp.	7.750%	3/1/11	1,000	906
	UnionBanCal Corp.	5.250%	12/16/13	150	140
	US Bank NA	6.375%	8/1/11	250	262
	US Bank NA	6.300%	2/4/14	250	259
[4]	USB Capital IX	6.189%	4/15/49	300	117
	Wachovia Bank NA	4.800%	11/1/14	500	417
	Wachovia Bank NA	4.875%	2/1/15	1,030	878
	Wachovia Bank NA	5.850%	2/1/37	425	303
	Wachovia Bank NA	6.600%	1/15/38	250	195
[4]	Wachovia Capital Trust III	5.800%	3/15/11	825	297
	Wachovia Corp.	4.375%	6/1/10	450	451
	Wachovia Corp.	5.300%	10/15/11	175	172
	Wachovia Corp.	5.500%	5/1/13	600	560
	Wachovia Corp.	4.875%	2/15/14	170	139
	Wachovia Corp.	5.625%	10/15/16	500	392
	Wachovia Corp.	5.750%	6/15/17	300	275
	Wachovia Corp.	5.750%	2/1/18	100	90
[6]	Wachovia Corp.	8.000%	12/15/26	1,200	756
	Wachovia Corp.	7.500%	4/15/35	150	119
	Wachovia Corp.	5.500%	8/1/35	200	123
	Wachovia Corp.	6.550%	10/15/35	100	73
	Wells Fargo & Co.	4.200%	1/15/10	1,265	1,285
	Wells Fargo & Co.	4.875%	1/12/11	625	623
	Wells Fargo & Co.	5.300%	8/26/11	575	572
[7]	Wells Fargo & Co.	3.000%	12/9/11	875	903
[7]	Wells Fargo & Co.	2.125%	6/15/12	425	428
	Wells Fargo & Co.	5.250%	10/23/12	100	97
	Wells Fargo & Co.	4.375%	1/31/13	275	259
	Wells Fargo & Co.	4.950%	10/16/13	375	345
	Wells Fargo & Co.	5.000%	11/15/14	175	147
	Wells Fargo & Co.	5.625%	12/11/17	550	502
	Wells Fargo Bank NA	4.750%	2/9/15	1,650	1,461
	Wells Fargo Bank NA	5.750%	5/16/16	250	217
	Wells Fargo Bank NA	5.950%	8/26/36	500	410
	Wells Fargo Capital X	5.950%	12/15/36	425	276
[4]	Wells Fargo Capital XIII	7.700%	12/29/49	450	216

[4]	Wells Fargo Capital XV	9.750%	12/29/49	100	74
	Zions Bancorp.	5.500%	11/16/15	675	439

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.350%	11/15/10	100	93
	Ameriprise Financial Inc.	5.650%	11/15/15	525	438
	BlackRock, Inc.	6.250%	9/15/17	300	292
	Jefferies Group Inc.	6.450%	6/8/27	475	266
	Lazard Group	6.850%	6/15/17	450	348

	Finance Companies (0.4%)
	American General Finance Corp.	4.875%	5/15/10	975	478
	American General Finance Corp.	5.625%	8/17/11	550	226
	American General Finance Corp.	4.875%	7/15/12	150	61
	American General Finance Corp.	5.375%	10/1/12	50	20
	American General Finance Corp.	5.850%	6/1/13	975	378
	American General Finance Corp.	5.750%	9/15/16	375	131
	Block Financial LLC	7.875%	1/15/13	125	124
	CIT Group Funding Co. of Canada	4.650%	7/1/10	300	244
	CIT Group Funding Co. of Canada	5.200%	6/1/15	850	510
	CIT Group, Inc.	5.400%	3/7/13	150	90
	CIT Group, Inc.	5.000%	2/1/15	400	228
	CIT Group, Inc.	5.400%	1/30/16	25	15
	CIT Group, Inc.	5.850%	9/15/16	300	168
	CIT Group, Inc.	5.650%	2/13/17	675	391
	CIT Group, Inc.	6.000%	4/1/36	200	91
	General Electric Capital Corp.	4.125%	9/1/09	25	25
	General Electric Capital Corp.	4.875%	10/21/10	1,050	1,054
[7]	General Electric Capital Corp.	1.625%	1/7/11	1,175	1,180
	General Electric Capital Corp.	6.125%	2/22/11	235	239
	General Electric Capital Corp.	5.500%	4/28/11	1,100	1,112
[7]	General Electric Capital Corp.	3.000%	12/9/11	925	952
	General Electric Capital Corp.	5.875%	2/15/12	225	225
	General Electric Capital Corp.	4.375%	3/3/12	1,075	1,038
	General Electric Capital Corp.	5.000%	4/10/12	250	244
[7]	General Electric Capital Corp.	2.200%	6/8/12	1,775	1,791
	General Electric Capital Corp.	6.000%	6/15/12	925	921
	General Electric Capital Corp.	5.250%	10/19/12	3,525	3,395
	General Electric Capital Corp.	5.450%	1/15/13	325	314
	General Electric Capital Corp.	5.500%	6/4/14	1,450	1,382
	General Electric Capital Corp.	5.650%	6/9/14	150	143
	General Electric Capital Corp.	5.375%	10/20/16	200	177
	General Electric Capital Corp.	5.400%	2/15/17	500	442
	General Electric Capital Corp.	5.625%	9/15/17	625	544
	General Electric Capital Corp.	6.750%	3/15/32	2,925	2,366
	General Electric Capital Corp.	6.150%	8/7/37	250	186
	General Electric Capital Corp.	5.875%	1/14/38	775	549
	General Electric Capital Corp.	6.875%	1/10/39	775	621
[4]	General Electric Capital Corp.	6.375%	11/15/67	800	416
[4]	HSBC Finance Capital Trust IX	5.911%	11/30/35	300	60
	HSBC Finance Corp.	4.625%	9/15/10	725	662
	HSBC Finance Corp.	5.250%	1/14/11	1,045	909
	HSBC Finance Corp.	5.700%	6/1/11	550	469
	HSBC Finance Corp.	6.375%	10/15/11	375	324
	HSBC Finance Corp.	5.900%	6/19/12	275	223

	HSBC Finance Corp.	4.750%	7/15/13	125	94
	HSBC Finance Corp.	5.250%	1/15/14	825	667
	HSBC Finance Corp.	5.000%	6/30/15	1,275	951
	International Lease Finance Corp.	5.125%	11/1/10	400	276
	International Lease Finance Corp.	5.450%	3/24/11	400	262
	International Lease Finance Corp.	5.300%	5/1/12	150	83
	International Lease Finance Corp.	5.000%	9/15/12	2,175	1,185
	SLM Corp.	4.500%	7/26/10	150	113
	SLM Corp.	5.400%	10/25/11	325	202
	SLM Corp.	5.375%	1/15/13	350	193
	SLM Corp.	5.000%	10/1/13	300	157
	SLM Corp.	8.450%	6/15/18	800	424
	SLM Corp.	5.625%	8/1/33	700	277

	Insurance (0.4%)
	ACE Capital Trust II	9.700%	4/1/30	75	59
	ACE INA Holdings, Inc.	5.600%	5/15/15	125	117
	AEGON Funding Corp.	5.750%	12/15/20	50	42
	AEGON NV	4.750%	6/1/13	75	62
	Aetna, Inc.	7.875%	3/1/11	300	312
	Aetna, Inc.	5.750%	6/15/11	75	77
	Aetna, Inc.	6.500%	9/15/18	175	169
	Aetna, Inc.	6.625%	6/15/36	100	84
	Aetna, Inc.	6.750%	12/15/37	250	211
	Allied World Assurance	7.500%	8/1/16	875	544
	Allstate Corp.	7.200%	12/1/09	325	330
	Allstate Corp.	6.125%	2/15/12	100	99
	Allstate Corp.	5.000%	8/15/14	25	22
	Allstate Corp.	6.125%	12/15/32	250	194
	Allstate Corp.	5.550%	5/9/35	100	69
[4]	Allstate Corp.	6.125%	5/15/37	200	111
[4]	Allstate Corp.	6.500%	5/15/57	200	96
	American International Group, Inc.	4.700%	10/1/10	200	122
	American International Group, Inc.	5.375%	10/18/11	400	210
	American International Group, Inc.	4.950%	3/20/12	700	390
	American International Group, Inc.	4.250%	5/15/13	1,025	390
	American International Group, Inc.	5.600%	10/18/16	125	49
	American International Group, Inc.	6.250%	5/1/36	700	238
	Aon Capital Trust	8.205%	1/1/27	100	70
	Arch Capital Group Ltd.	7.350%	5/1/34	375	246
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	218
	Assurant, Inc.	5.625%	2/15/14	200	160
	Assurant, Inc.	6.750%	2/15/34	400	244
	AXA SA	8.600%	12/15/30	700	478
	Axis Capital Holdings Ltd.	5.750%	12/1/14	275	212
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,000	1,024
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	129
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	75	75
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	425	428
	Chubb Corp.	5.750%	5/15/18	175	172
	Chubb Corp.	6.000%	5/11/37	375	337
	Chubb Corp.	6.500%	5/15/38	125	120
[4]	Chubb Corp.	6.375%	3/29/67	250	142
	CIGNA Corp.	6.150%	11/15/36	500	351
	Cincinnati Financial Corp.	6.125%	11/1/34	325	180

	CNA Financial Corp.	6.500%	8/15/16	475	346
	Commerce Group, Inc.	5.950%	12/9/13	175	143
	Coventry Health Care Inc.	6.300%	8/15/14	375	282
	Fund American Cos., Inc.	5.875%	5/15/13	150	114
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	500	412
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	175	134
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	300	236
	Genworth Financial, Inc.	4.950%	10/1/15	125	39
	Genworth Financial, Inc.	6.500%	6/15/34	425	129
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	475	271
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	150	84
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	100	57
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	50	25
[4]	Hartford Financial Services Group, Inc.	8.125%	6/15/38	125	39
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	225	88
	Humana Inc.	6.450%	6/1/16	275	231
	Humana Inc.	8.150%	6/15/38	325	239
[4]	ING Capital Funding Trust III	5.775%	12/8/49	875	201
	ING USA Global	4.500%	10/1/10	675	658
	Lincoln National Corp.	6.150%	4/7/36	350	140
[4]	Lincoln National Corp.	7.000%	5/17/66	400	92
[4]	Lincoln National Corp.	6.050%	4/20/67	175	37
	Loews Corp.	6.000%	2/1/35	200	147
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	350	315
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	450	464
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	67
	MetLife, Inc.	5.000%	6/15/15	1,000	858
	MetLife, Inc.	6.500%	12/15/32	75	54
	MetLife, Inc.	6.375%	6/15/34	375	274
	MetLife, Inc.	5.700%	6/15/35	125	87
	MetLife, Inc.	6.400%	12/15/36	300	120
	Principal Financial Group, Inc.	6.050%	10/15/36	250	138
	Principal Life Income Funding	5.300%	12/14/12	100	91
	Principal Life Income Funding	5.100%	4/15/14	475	416
	Progressive Corp.	6.625%	3/1/29	150	130
[4]	Progressive Corp.	6.700%	6/15/37	425	206
	Prudential Financial, Inc.	5.150%	1/15/13	75	57
	Prudential Financial, Inc.	4.750%	4/1/14	150	108
	Prudential Financial, Inc.	5.100%	9/20/14	250	179
	Prudential Financial, Inc.	5.500%	3/15/16	50	31
	Prudential Financial, Inc.	6.100%	6/15/17	100	66
	Prudential Financial, Inc.	5.750%	7/15/33	200	106
	Prudential Financial, Inc.	5.400%	6/13/35	150	73
	Prudential Financial, Inc.	5.900%	3/17/36	325	167
	Prudential Financial, Inc.	5.700%	12/14/36	550	258
	Torchmark Corp.	6.375%	6/15/16	425	363
	Travelers Cos. Inc.	5.800%	5/15/18	775	760
[4]	Travelers Cos. Inc.	6.250%	3/15/37	250	129
	Travelers Cos., Inc.	5.500%	12/1/15	600	591
	Travelers Cos., Inc.	6.250%	6/20/16	100	102
	UnitedHealth Group, Inc.	5.000%	8/15/14	350	335
	UnitedHealth Group, Inc.	4.875%	3/15/15	250	229
	UnitedHealth Group, Inc.	6.000%	6/15/17	275	254
	UnitedHealth Group, Inc.	6.000%	11/15/17	100	92
	UnitedHealth Group, Inc.	6.000%	2/15/18	425	402

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

	UnitedHealth Group, Inc.	6.500%	6/15/37	200	166
	UnitedHealth Group, Inc.	6.625%	11/15/37	325	275
	UnitedHealth Group, Inc.	6.875%	2/15/38	250	226
	WellPoint Inc.	6.375%	1/15/12	200	202
	WellPoint Inc.	6.800%	8/1/12	550	563
	WellPoint Inc.	6.000%	2/15/14	525	526
	WellPoint Inc.	5.250%	1/15/16	125	115
	WellPoint Inc.	5.850%	1/15/36	150	121
	Willis North America Inc.	6.200%	3/28/17	300	207
	XL Capital Ltd.	6.375%	11/15/24	100	53
	XL Capital Ltd.	6.250%	5/15/27	500	248
[4]	XL Capital Ltd.	6.500%	12/15/49	400	73

	Other Finance (0.0%)
	Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	550	554
	Chicago Mercantile Exchange Group Inc.	5.750%	2/15/14	200	208
	Orix Corp.	5.480%	11/22/11	350	238
	XTRA Finance Corp.	5.150%	4/1/17	575	581

	Real Estate Investment Trusts (0.1%)
	AMB Property LP	6.300%	6/1/13	150	111
	AvalonBay Communities, Inc.	5.500%	1/15/12	225	206
	AvalonBay Communities, Inc.	5.750%	9/15/16	100	82
	Boston Properties, Inc.	6.250%	1/15/13	500	425
	Brandywine Operating Partnership	5.400%	11/1/14	225	114
	Camden Property Trust	5.700%	5/15/17	325	248
	Colonial Realty LP	5.500%	10/1/15	250	162
	Duke Realty LP	5.950%	2/15/17	200	126
	ERP Operating LP	6.625%	3/15/12	400	370
	ERP Operating LP	5.375%	8/1/16	275	200
	HCP Inc.	6.700%	1/30/18	200	138
	Health Care Property Investors, Inc.	6.450%	6/25/12	525	441
	Health Care Property Investors, Inc.	6.300%	9/15/16	300	212
	Health Care Property Investors, Inc.	5.625%	5/1/17	25	16
	Health Care REIT, Inc.	6.200%	6/1/16	325	243
	Hospitality Properties	5.125%	2/15/15	500	256
	HRPT Properties Trust	6.250%	8/15/16	700	402
	Kimco Realty Corp.	5.783%	3/15/16	125	82
	Liberty Property LP	5.500%	12/15/16	100	65
	National Retail Properties	6.875%	10/15/17	25	17
	Nationwide Health Properties, Inc.	6.250%	2/1/13	375	312
	ProLogis	5.500%	3/1/13	175	104
	ProLogis	5.625%	11/15/15	350	182
	ProLogis	5.750%	4/1/16	400	207
	Realty Income Corp.	6.750%	8/15/19	525	358
	Regency Centers LP	6.750%	1/15/12	150	126
	Regency Centers LP	5.250%	8/1/15	75	51
	Simon Property Group Inc.	4.875%	8/15/10	125	119
	Simon Property Group Inc.	5.000%	3/1/12	175	151
	Simon Property Group Inc.	5.300%	5/30/13	350	289
	Simon Property Group Inc.	5.750%	12/1/15	325	258
	Simon Property Group Inc.	5.250%	12/1/16	200	152
	Simon Property Group Inc.	5.875%	3/1/17	650	506
	Simon Property Group Inc.	6.125%	5/30/18	325	258

Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	400	285

				195,139
Industrial (3.7%)
Basic Industry (0.3%)
Alcan, Inc.	4.875%	9/15/12	325	289
Alcan, Inc.	4.500%	5/15/13	125	105
Alcan, Inc.	5.000%	6/1/15	250	197
Alcan, Inc.	6.125%	12/15/33	325	231
Alcan, Inc.	5.750%	6/1/35	250	158
Alcoa, Inc.	5.720%	2/23/19	405	247
Alcoa, Inc.	5.900%	2/1/27	175	99
Aluminum Co. of America	6.750%	1/15/28	500	283
ArcelorMittal	5.375%	6/1/13	925	724
ArcelorMittal	6.125%	6/1/18	425	307
Barrick Gold Finance Inc.	4.875%	11/15/14	825	774
Barrick North America Finance LLC	6.800%	9/15/18	25	25
Barrick North America Finance LLC	7.500%	9/15/38	25	24
BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	350	339
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	275	279
BHP Finance USA Ltd.	8.500%	12/1/12	500	530
Celulosa Arauco Constitution SA	8.625%	8/15/10	250	257
Celulosa Arauco Constitution SA	5.625%	4/20/15	775	746
Commercial Metals Co.	6.500%	7/15/17	175	128
Dow Chemical Co.	6.125%	2/1/11	625	582
Dow Chemical Co.	6.000%	10/1/12	50	43
Dow Chemical Co.	5.700%	5/15/18	450	318
Dow Chemical Co.	7.375%	11/1/29	100	64
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	195	201
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	125	128
E.I. du Pont de Nemours & Co.	5.875%	1/15/14	1,025	1,083
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	500	473
Falconbridge Ltd.	7.350%	6/5/12	375	321
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	667
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	812
Inco Ltd.	5.700%	10/15/15	450	396
Inco Ltd.	7.200%	9/15/32	100	78
International Paper Co.	5.850%	10/30/12	201	167
International Paper Co.	5.300%	4/1/15	525	379
Lubrizol Corp.	5.500%	10/1/14	525	485
Monsanto Co.	7.375%	8/15/12	350	392
Newmont Mining	5.875%	4/1/35	325	247
Noranda, Inc.	7.250%	7/15/12	250	211
Noranda, Inc.	5.500%	6/15/17	250	171
Nucor Corp.	5.750%	12/1/17	100	101
Nucor Corp.	5.850%	6/1/18	400	404
Nucor Corp.	6.400%	12/1/37	250	237
Placer Dome, Inc.	6.450%	10/15/35	375	301
Plum Creek Timber Co.	5.875%	11/15/15	400	327
Potash Corp. of Saskatchewan	7.750%	5/31/11	400	430
Praxair, Inc.	4.375%	3/31/14	450	451
Praxair, Inc.	5.250%	11/15/14	150	161
Praxair, Inc.	5.200%	3/15/17	25	24
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	359
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	350
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	185
Rohm & Haas Co.	7.850%	7/15/29	600	430

	Southern Copper Corp.	7.500%	7/27/35	250	179
	US Steel Corp.	5.650%	6/1/13	100	74
	US Steel Corp.	6.050%	6/1/17	300	180
	Vale Overseas Ltd.	6.250%	1/11/16	100	99
	Vale Overseas Ltd.	6.250%	1/23/17	350	346
	Vale Overseas Ltd.	8.250%	1/17/34	375	371
	Vale Overseas Ltd.	6.875%	11/21/36	375	322
	Weyerhaeuser Co.	7.375%	3/15/32	100	68
	WMC Finance USA	5.125%	5/15/13	400	392

	Capital Goods (0.4%)
	3M Co.	5.125%	11/6/09	150	153
	Allied Waste North America Inc.	7.125%	5/15/16	75	70
[4,6]	BAE Systems Asset Trust	7.156%	12/15/11	217	222
	Bemis Co. Inc.	4.875%	4/1/12	700	648
	Black & Decker Corp.	5.750%	11/15/16	75	66
	Boeing Capital Corp.	6.100%	3/1/11	250	264
	Boeing Capital Corp.	6.500%	2/15/12	200	212
	Boeing Capital Corp.	5.800%	1/15/13	925	970
	Caterpillar Financial Services Corp.	4.150%	1/15/10	600	608
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	2,000
	Caterpillar Financial Services Corp.	6.125%	2/17/14	325	315
	Caterpillar Financial Services Corp.	4.750%	2/17/15	175	159
	Caterpillar Financial Services Corp.	4.625%	6/1/15	400	359
	Caterpillar Financial Services Corp.	7.150%	2/15/19	100	92
	Caterpillar, Inc.	7.375%	3/1/97	400	378
	Cooper Industries, Inc.	5.250%	11/15/12	425	438
	CRH America Inc.	5.625%	9/30/11	400	350
	CRH America Inc.	6.950%	3/15/12	150	129
	CRH America Inc.	5.300%	10/15/13	100	76
	CRH America Inc.	6.000%	9/30/16	750	540
	Deere & Co.	6.950%	4/25/14	825	898
	Deere & Co.	7.125%	3/3/31	300	305
	Eaton Corp.	5.600%	5/15/18	125	116
	Embraer Overseas Ltd.	6.375%	1/24/17	100	81
	Emerson Electric Co.	4.625%	10/15/12	1,075	1,115
	Emerson Electric Co.	4.875%	10/15/19	125	126
	General Dynamics Corp.	4.250%	5/15/13	650	670
	General Electric Co.	5.000%	2/1/13	2,000	2,007
	Harsco Corp.	5.750%	5/15/18	350	341
	Honeywell International, Inc.	6.125%	11/1/11	200	217
	Honeywell International, Inc.	4.250%	3/1/13	175	180
	Honeywell International, Inc.	5.300%	3/15/17	275	281
	Honeywell International, Inc.	5.300%	3/1/18	150	153
[6]	Illinois Tool Works, Inc.	5.150%	4/1/14	325	327
[6]	Illinois Tool Works, Inc.	6.250%	4/1/19	175	176
	Ingersoll-Rand GL Holding Co.	6.000%	8/15/13	225	219
	Ingersoll-Rand GL Holding Co.	9.500%	4/15/14	50	50
	Ingersoll-Rand GL Holding Co.	6.875%	8/15/18	225	209
	John Deere Capital Corp	4.950%	12/17/12	50	51
	John Deere Capital Corp.	5.250%	10/1/12	375	380
	John Deere Capital Corp.	4.900%	9/9/13	525	522
	Joy Global, Inc.	6.000%	11/15/16	250	208
	Lafarge SA	6.150%	7/15/11	50	45
	Lafarge SA	7.125%	7/15/36	525	300

Lockheed Martin Corp.	7.650%	5/1/16	250	290
Lockheed Martin Corp.	7.750%	5/1/26	250	292
Lockheed Martin Corp.	6.150%	9/1/36	450	461
Martin Marietta Material	6.600%	4/15/18	400	337
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	450	480
Parker-Hannifin Corp.	5.500%	5/15/18	125	124
Parker-Hannifin Corp.	6.250%	5/15/38	75	68
Raytheon Co.	4.850%	1/15/11	325	335
Raytheon Co.	5.500%	11/15/12	75	79
Raytheon Co.	7.200%	8/15/27	75	84
Republic Services, Inc.	6.750%	8/15/11	275	276
Rockwell Automation	5.650%	12/1/17	25	25
Rockwell Automation	6.700%	1/15/28	200	209
Rockwell Automation	6.250%	12/1/37	325	318
Textron Financial Corp.	5.125%	11/1/10	200	134
Textron, Inc.	6.500%	6/1/12	450	312
TRW, Inc.	7.750%	6/1/29	250	267
Tyco International Group SA	6.375%	10/15/11	675	678
Tyco International Group SA	8.500%	1/15/19	175	181
Tyco International Group SA	7.000%	12/15/19	400	346
United Technologies Corp.	4.375%	5/1/10	625	642
United Technologies Corp.	6.350%	3/1/11	325	348
United Technologies Corp.	8.875%	11/15/19	575	712
United Technologies Corp.	7.500%	9/15/29	100	114
United Technologies Corp.	5.400%	5/1/35	400	366
Vulcan Materials Co.	6.300%	6/15/13	175	171
Vulcan Materials Co.	7.000%	6/15/18	325	291
Waste Management, Inc.	7.375%	8/1/10	75	78
WMX Technologies Inc.	7.100%	8/1/26	325	295

Communication (0.9%)
America Movil SA de C.V.	6.375%	3/1/35	200	161
America Movil SA de C.V.	6.125%	11/15/37	300	230
AT&T Inc.	5.300%	11/15/10	450	464
AT&T Inc.	6.250%	3/15/11	750	784
AT&T Inc.	7.300%	11/15/11	300	325
AT&T Inc.	5.875%	2/1/12	345	362
AT&T Inc.	5.875%	8/15/12	155	164
AT&T Inc.	4.850%	2/15/14	225	227
AT&T Inc.	5.100%	9/15/14	1,575	1,571
AT&T Inc.	5.625%	6/15/16	600	591
AT&T Inc.	5.800%	2/15/19	75	73
AT&T Inc.	8.000%	11/15/31	695	754
AT&T Inc.	6.450%	6/15/34	1,000	911
AT&T Inc.	6.550%	2/15/39	500	454
AT&T Wireless	7.875%	3/1/11	650	687
AT&T Wireless	8.125%	5/1/12	600	658
BellSouth Capital Funding Corp.	7.875%	2/15/30	150	152
BellSouth Corp.	5.200%	12/15/16	250	245
BellSouth Corp.	6.875%	10/15/31	325	313
BellSouth Corp.	6.550%	6/15/34	700	635
BellSouth Corp.	6.000%	11/15/34	290	256
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,390
British Telecommunications PLC	8.625%	12/15/10	375	390
British Telecommunications PLC	9.125%	12/15/30	1,125	1,028

CBS Corp.	5.625%	8/15/12	615	526
CBS Corp.	7.875%	7/30/30	400	249
CBS Corp.	5.500%	5/15/33	200	106
CenturyTel Enterprises	6.875%	1/15/28	150	109
CenturyTel, Inc.	5.000%	2/15/15	150	126
Cingular Wireless LLC	6.500%	12/15/11	350	369
Cingular Wireless LLC	7.125%	12/15/31	1,000	958
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,232
Comcast Cable Communications, Inc.	8.875%	5/1/17	850	940
Comcast Corp.	5.500%	3/15/11	800	812
Comcast Corp.	6.500%	1/15/15	700	697
Comcast Corp.	5.900%	3/15/16	650	624
Comcast Corp.	6.500%	11/15/35	300	264
Comcast Corp.	6.450%	3/15/37	100	88
Comcast Corp.	6.950%	8/15/37	250	233
Comcast Corp.	6.400%	5/15/38	600	521
Cox Communications, Inc.	4.625%	6/1/13	200	181
Cox Communications, Inc.	5.500%	10/1/15	600	526
Deutsche Telekom International Finance	8.500%	6/15/10	425	447
Deutsche Telekom International Finance	5.750%	3/23/16	425	421
Deutsche Telekom International Finance	8.750%	6/15/30	1,700	1,798
Embarq Corp.	7.082%	6/1/16	875	794
Embarq Corp.	7.995%	6/1/36	200	149
France Telecom	7.750%	3/1/11	700	751
France Telecom	8.500%	3/1/31	575	729
Grupo Televisa SA	6.625%	3/18/25	450	369
GTE Corp.	6.940%	4/15/28	325	291
Koninklijke KPN NV	8.000%	10/1/10	500	520
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	249
New England Telephone & Telegraph Co.	7.875%	11/15/29	250	236
News America Holdings, Inc.	8.150%	10/17/36	385	336
News America Inc.	6.200%	12/15/34	725	503
News America Inc.	6.400%	12/15/35	1,300	959
Omnicom Group Inc.	5.900%	4/15/16	50	44
Pacific Bell	7.125%	3/15/26	200	196
Qwest Communications International Inc.	7.875%	9/1/11	450	443
Qwest Communications International Inc.	8.875%	3/15/12	425	420
Qwest Communications International Inc.	6.500%	6/1/17	275	230
R.R. Donnelley & Sons Co.	4.950%	5/15/10	300	288
R.R. Donnelley & Sons Co.	5.625%	1/15/12	150	124
R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	76
R.R. Donnelley & Sons Co.	5.500%	5/15/15	150	98
Reed Elsevier Capital	4.625%	6/15/12	100	92
Reed Elsevier Capital	7.750%	1/15/14	175	177
Reed Elsevier Capital	8.625%	1/15/19	200	206
Rogers Communications Inc.	6.375%	3/1/14	1,000	1,009
Rogers Communications Inc.	5.500%	3/15/14	250	246
Rogers Communications Inc.	6.800%	8/15/18	450	447
Telecom Italia Capital	4.875%	10/1/10	400	395
Telecom Italia Capital	6.200%	7/18/11	550	539
Telecom Italia Capital	5.250%	11/15/13	325	294
Telecom Italia Capital	5.250%	10/1/15	650	550
Telecom Italia Capital	6.375%	11/15/33	205	147
Telecom Italia Capital	7.200%	7/18/36	475	380

	Telefonica Emisiones SAU	5.984%	6/20/11	250	258
	Telefonica Emisiones SAU	6.421%	6/20/16	475	491
	Telefonica Europe BV	7.750%	9/15/10	675	707
	Telefonica Europe BV	8.250%	9/15/30	750	862
	Telefonos de Mexico SA	5.500%	1/27/15	850	784
	Telus Corp.	8.000%	6/1/11	275	286
	Thomson Corp.	5.700%	10/1/14	850	846
	Thomson Corp.	6.500%	7/15/18	50	47
	Thomson Corp.	5.500%	8/15/35	50	35
	Thomson Reuters Corp.	5.950%	7/15/13	75	73
	Time Warner Cable Inc.	5.400%	7/2/12	400	387
	Time Warner Cable Inc.	6.200%	7/1/13	300	293
	Time Warner Cable Inc.	7.500%	4/1/14	650	665
	Time Warner Cable Inc.	6.750%	7/1/18	900	845
	Time Warner Cable Inc.	8.250%	4/1/19	200	206
	Time Warner Cable Inc.	6.550%	5/1/37	350	295
	Time Warner Entertainment	10.150%	5/1/12	200	209
	Time Warner Entertainment	8.375%	3/15/23	800	759
	Time Warner Entertainment	8.375%	7/15/33	100	96
	US Cellular	6.700%	12/15/33	350	266
	US West Communications Group	7.500%	6/15/23	350	264
	US West Communications Group	6.875%	9/15/33	375	246
	Verizon Communications Corp.	5.350%	2/15/11	50	51
	Verizon Communications Corp.	5.550%	2/15/16	500	491
	Verizon Communications Corp.	8.750%	11/1/18	275	314
	Verizon Communications Corp.	6.350%	4/1/19	625	617
	Verizon Communications Corp.	8.950%	3/1/39	1,250	1,430
	Verizon Communications Corp.	7.350%	4/1/39	750	731
	Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,135
	Verizon Global Funding Corp.	7.750%	12/1/30	425	450
	Verizon Global Funding Corp.	5.850%	9/15/35	500	428
	Verizon Maryland, Inc.	6.125%	3/1/12	500	508
	Verizon New England, Inc.	6.500%	9/15/11	300	311
	Verizon New York, Inc.	6.875%	4/1/12	300	308
	Verizon Virginia, Inc.	4.625%	3/15/13	450	439
[6]	Verizon Wireless Capital	5.250%	2/1/12	450	455
[6]	Verizon Wireless Capital	7.375%	11/15/13	1,375	1,479
[6]	Verizon Wireless Capital	8.500%	11/15/18	525	604
[6]	Verizon Wireless Captial	5.550%	2/1/14	525	526
	Vodafone AirTouch PLC	7.875%	2/15/30	425	477
	Vodafone Group PLC	5.350%	2/27/12	200	205
	Vodafone Group PLC	5.000%	12/16/13	300	304
	Vodafone Group PLC	5.750%	3/15/16	300	299
	Vodafone Group PLC	5.625%	2/27/17	550	541
	Vodafone Group PLC	4.625%	7/15/18	125	115
	Vodafone Group PLC	6.250%	11/30/32	350	335
	Vodafone Group PLC	6.150%	2/27/37	75	70
	Washington Post Co.	7.250%	2/1/19	150	151
	WPP Finance USA Corp.	5.875%	6/15/14	425	334

	Consumer Cyclical (0.4%)
	Best Buy Co.	6.750%	7/15/13	125	120
	Brinker International Inc.	5.750%	6/1/14	200	150
	Costco Wholesale Corp.	5.500%	3/15/17	475	494
	CVS Caremark Corp.	5.750%	8/15/11	75	79

	CVS Caremark Corp.	4.875%	9/15/14	275	274
	CVS Caremark Corp.	5.750%	6/1/17	175	170
	CVS Caremark Corp.	6.250%	6/1/27	125	115
[4]	CVS Caremark Corp.	6.302%	6/1/37	425	253
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	350	338
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,175	1,129
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	875	799
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	150	137
	Darden Restaurants Inc.	5.625%	10/15/12	225	212
	Darden Restaurants Inc.	6.800%	10/15/37	275	190
	Federated Retail Holding	5.350%	3/15/12	425	336
	Federated Retail Holding	5.900%	12/1/16	425	270
	Home Depot Inc.	4.625%	8/15/10	650	653
	Home Depot Inc.	5.250%	12/16/13	375	363
	Home Depot Inc.	5.400%	3/1/16	475	427
	J.C. Penney Co., Inc.	7.950%	4/1/17	500	407
	J.C. Penney Co., Inc.	7.400%	4/1/37	300	197
	Johnson Controls, Inc.	5.250%	1/15/11	300	289
	Johnson Controls, Inc.	6.000%	1/15/36	125	69
	Kohl's Corp.	6.250%	12/15/17	200	182
	Kohl's Corp.	6.000%	1/15/33	225	151
	Kohl's Corp.	6.875%	12/15/37	100	74
	Lowe's Cos., Inc.	5.000%	10/15/15	75	76
	Lowe's Cos., Inc.	6.100%	9/15/17	200	212
	Lowe's Cos., Inc.	6.875%	2/15/28	367	364
	Lowe's Cos., Inc.	5.800%	10/15/36	475	426
	Macy's Retail Holdings Inc.	6.650%	7/15/24	375	200
	Macy's Retail Holdings Inc.	6.790%	7/15/27	300	171
	Macy's Retail Holdings Inc.	7.000%	2/15/28	200	107
	Macys Retail Holdings Inc.	6.900%	4/1/29	250	127
	Marriott International	4.625%	6/15/12	400	345
	Marriott International	5.625%	2/15/13	200	172
	Marriott International	6.200%	6/15/16	150	123
	Marriott International	6.375%	6/15/17	50	41
	McDonald's Corp.	5.300%	3/15/17	400	420
	McDonald's Corp.	5.800%	10/15/17	300	327
	McDonald's Corp.	5.350%	3/1/18	350	384
	McDonald's Corp.	6.300%	10/15/37	200	208
	McDonald's Corp.	5.700%	2/1/39	25	24
	Nordstrom, Inc.	6.950%	3/15/28	200	134
	Nordstrom, Inc.	7.000%	1/15/38	150	103
	Paccar Inc.	6.875%	2/15/14	200	208
	Staples Inc.	7.750%	4/1/11	100	103
	Staples Inc.	9.750%	1/15/14	175	182
	Target Corp.	6.350%	1/15/11	650	689
	Target Corp.	5.125%	1/15/13	675	700
	Target Corp.	4.000%	6/15/13	525	529
	Target Corp.	5.375%	5/1/17	200	197
	Target Corp.	7.000%	7/15/31	175	176
	Target Corp.	6.350%	11/1/32	450	423
	The Walt Disney Co.	5.700%	7/15/11	1,150	1,234
	The Walt Disney Co.	6.375%	3/1/12	150	162
	The Walt Disney Co.	4.500%	12/15/13	125	128
	The Walt Disney Co.	5.625%	9/15/16	50	52
	The Walt Disney Co.	7.000%	3/1/32	400	457

Time Warner, Inc.	6.750%	4/15/11	875	903
Time Warner, Inc.	6.875%	5/1/12	100	102
Time Warner, Inc.	9.150%	2/1/23	1,475	1,504
Time Warner, Inc.	6.625%	5/15/29	200	168
Time Warner, Inc.	7.625%	4/15/31	460	401
Time Warner, Inc.	7.700%	5/1/32	290	255
Toll Brothers, Inc.	5.150%	5/15/15	400	337
Toyota Motor Credit Corp.	4.350%	12/15/10	325	332
Toyota Motor Credit Corp.	5.450%	5/18/11	600	627
VF Corp.	5.950%	11/1/17	250	239
VF Corp.	6.450%	11/1/37	150	131
Viacom Inc.	6.250%	4/30/16	275	240
Wal-Mart Stores, Inc.	4.750%	8/15/10	350	366
Wal-Mart Stores, Inc.	4.550%	5/1/13	2,275	2,414
Wal-Mart Stores, Inc.	7.250%	6/1/13	150	174
Wal-Mart Stores, Inc.	4.500%	7/1/15	450	478
Wal-Mart Stores, Inc.	5.375%	4/5/17	200	213
Wal-Mart Stores, Inc.	5.800%	2/15/18	200	219
Wal-Mart Stores, Inc.	5.875%	4/5/27	950	973
Wal-Mart Stores, Inc.	5.250%	9/1/35	175	157
Walgreen Co.	5.250%	1/15/19	875	876
Western Union Co.	6.500%	2/26/14	300	304
Western Union Co.	5.930%	10/1/16	400	369
Western Union Co.	6.200%	11/17/36	325	261
Yum! Brands, Inc.	7.700%	7/1/12	250	262
Yum! Brands, Inc.	6.875%	11/15/37	750	629

Consumer Noncyclical (0.9%)
Abbott Laboratories	3.750%	3/15/11	500	517
Abbott Laboratories	4.350%	3/15/14	250	262
Abbott Laboratories	5.875%	5/15/16	1,350	1,434
Abbott Laboratories	5.600%	11/30/17	475	497
Allergan Inc.	5.750%	4/1/16	125	120
Altria Group, Inc.	8.500%	11/10/13	1,025	1,122
Altria Group, Inc.	9.700%	11/10/18	200	218
Altria Group, Inc.	9.250%	8/6/19	400	428
Altria Group, Inc.	9.950%	11/10/38	275	275
Altria Group, Inc.	10.200%	2/6/39	675	687
AmerisourceBergen Corp.	5.875%	9/15/15	675	630
Amgen Inc.	4.850%	11/18/14	500	517
Amgen Inc.	5.850%	6/1/17	775	799
Amgen Inc.	5.700%	2/1/19	200	204
Amgen Inc.	6.375%	6/1/37	400	385
Amgen Inc.	6.400%	2/1/39	150	144
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	254
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	250	224
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	781
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	326
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	984
AstraZeneca PLC	5.400%	9/15/12	750	799
AstraZeneca PLC	6.450%	9/15/37	600	619
Baxter Finco, BV	4.750%	10/15/10	500	517
Baxter International, Inc.	4.625%	3/15/15	250	248
Baxter International, Inc.	5.900%	9/1/16	150	158
Baxter International, Inc.	6.250%	12/1/37	100	103

Biogen Idec Inc.	6.000%	3/1/13	600	603
Bottling Group LLC	4.625%	11/15/12	300	311
Bottling Group LLC	5.000%	11/15/13	100	105
Bottling Group LLC	6.950%	3/15/14	500	567
Bottling Group LLC	5.500%	4/1/16	775	820
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	306
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	697
C.R. Bard, Inc.	6.700%	12/1/26	450	476
Campbell Soup Co.	6.750%	2/15/11	100	108
Cardinal Health, Inc.	4.000%	6/15/15	100	84
Cardinal Health, Inc.	6.000%	6/15/17	100	91
Cardinal Health, Inc.	5.850%	12/15/17	150	135
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	280	314
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	25	27
Clorox Co.	4.200%	1/15/10	125	127
Coca-Cola Co.	5.350%	11/15/17	225	240
Coca-Cola Co.	4.875%	3/15/19	900	903
Coca-Cola Enterprises Inc.	7.375%	3/3/14	300	341
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	144
Coca-Cola Enterprises Inc.	8.000%	9/15/22	250	279
Coca-Cola Enterprises Inc.	6.950%	11/15/26	500	515
Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	252
ConAgra Foods, Inc.	7.125%	10/1/26	50	48
ConAgra Foods, Inc.	7.000%	10/1/28	100	95
Covidien International	6.550%	10/15/37	525	514
Delhaize America Inc.	5.875%	2/1/14	250	250
Diageo Capital PLC	5.200%	1/30/13	75	77
Diageo Capital PLC	5.750%	10/23/17	75	76
Diageo Finance BV	5.300%	10/28/15	625	628
Dr. Pepper Snapple Group	6.120%	5/1/13	375	368
Eli Lilly & Co.	3.550%	3/6/12	125	128
Eli Lilly & Co.	6.000%	3/15/12	125	137
Eli Lilly & Co.	5.500%	3/15/27	625	593
Fortune Brands Inc.	5.375%	1/15/16	25	21
Fortune Brands Inc.	5.875%	1/15/36	250	167
Genentech Inc.	4.400%	7/15/10	50	51
Genentech Inc.	4.750%	7/15/15	150	150
Genentech Inc.	5.250%	7/15/35	325	272
General Mills, Inc.	6.000%	2/15/12	592	623
General Mills, Inc.	5.650%	9/10/12	250	263
General Mills, Inc.	5.200%	3/17/15	875	887
General Mills, Inc.	5.650%	2/15/19	300	305
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	727
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	500	503
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	268
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	725	728
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,000	1,113
H.J. Heinz Co.	6.625%	7/15/11	850	901
Hasbro Inc.	6.300%	9/15/17	550	497
Hershey Foods Corp.	5.450%	9/1/16	150	149
Hospira, Inc.	5.900%	6/15/14	200	191
Johnson & Johnson	5.150%	8/15/12	400	436
Johnson & Johnson	3.800%	5/15/13	525	552
Johnson & Johnson	5.150%	7/15/18	125	135
Johnson & Johnson	6.950%	9/1/29	100	117

	Johnson & Johnson	4.950%	5/15/33	550	527
	Johnson & Johnson	5.850%	7/15/38	325	338
	Kellogg Co.	6.600%	4/1/11	305	325
	Kellogg Co.	5.125%	12/3/12	225	237
	Kellogg Co.	4.250%	3/6/13	125	127
	Kimberly-Clark Corp.	4.875%	8/15/15	650	655
	Kimberly-Clark Corp.	6.125%	8/1/17	200	218
	Kraft Foods, Inc.	4.125%	11/12/09	750	759
	Kraft Foods, Inc.	6.750%	2/19/14	125	136
	Kraft Foods, Inc.	6.500%	8/11/17	525	543
	Kraft Foods, Inc.	6.500%	11/1/31	875	820
	Kraft Foods, Inc.	7.000%	8/11/37	825	814
	Kraft Foods, Inc.	6.875%	1/26/39	575	556
	Kroger Co.	6.800%	4/1/11	1,325	1,396
	Kroger Co.	6.200%	6/15/12	25	26
	Kroger Co.	4.950%	1/15/15	500	480
	Laboratory Corp. of America	5.625%	12/15/15	325	292
	McKesson Corp.	7.750%	2/1/12	350	372
	McKesson Corp.	5.250%	3/1/13	75	74
	Medco Health Solutions	7.250%	8/15/13	675	695
	Medtronic Inc.	4.750%	9/15/15	550	543
	Merck & Co.	4.750%	3/1/15	275	285
	Merck & Co.	6.400%	3/1/28	225	228
	Merck & Co.	5.950%	12/1/28	250	243
	Molson Coors Capital Finance	4.850%	9/22/10	200	203
	Novartis Capital Corp.	4.125%	2/10/14	1,000	1,026
	Novartis Securities Investment Ltd.	5.125%	2/10/19	750	761
	PepsiAmericas Inc.	5.750%	7/31/12	225	235
	PepsiAmericas Inc.	5.000%	5/15/17	450	448
	Pepsico, Inc.	5.150%	5/15/12	125	134
	Pepsico, Inc.	4.650%	2/15/13	250	267
	Pepsico, Inc.	3.750%	3/1/14	875	895
	Pepsico, Inc.	5.000%	6/1/18	450	467
	Pepsico, Inc.	7.900%	11/1/18	450	551
	Pfizer, Inc.	4.450%	3/15/12	1,175	1,210
	Pfizer, Inc.	5.350%	3/15/15	825	872
	Pfizer, Inc.	6.200%	3/15/19	1,125	1,204
	Pfizer, Inc.	7.200%	3/15/39	575	623
	Philip Morris International Inc	5.650%	5/16/18	275	277
	Philip Morris International Inc.	4.875%	5/16/13	625	635
	Philip Morris International Inc.	6.875%	3/17/14	475	514
	Philip Morris International Inc.	6.375%	5/16/38	525	512
	Philips Electronics NV	4.625%	3/11/13	150	149
	Philips Electronics NV	5.750%	3/11/18	250	246
	Philips Electronics NV	6.875%	3/11/38	200	194
	Procter & Gamble Co.	4.950%	8/15/14	100	108
	Procter & Gamble Co.	3.500%	2/15/15	175	175
	Procter & Gamble Co.	4.700%	2/15/19	175	178
	Procter & Gamble Co.	6.450%	1/15/26	600	654
[4]	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,030	1,297
	Quest Diagnostic, Inc.	5.450%	11/1/15	250	234
	Reynolds American Inc.	6.500%	7/15/10	200	201
	Reynolds American Inc.	7.250%	6/1/12	200	198
	Reynolds American Inc.	6.750%	6/15/17	100	85
	Reynolds American Inc.	7.250%	6/15/37	375	270

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

Safeway, Inc.	4.950%	8/16/10	350	356
Safeway, Inc.	6.500%	3/1/11	1,000	1,047
Schering-Plough Corp.	6.000%	9/15/17	500	515
Schering-Plough Corp.	6.550%	9/15/37	50	52
Sysco Corp.	5.250%	2/12/18	300	305
Sysco Corp.	5.375%	9/21/35	500	461
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	150	139
Unilever Capital Corp.	7.125%	11/1/10	400	430
Unilever Capital Corp.	3.650%	2/15/14	275	277
Unilever Capital Corp.	4.800%	2/15/19	150	150
UST, Inc.	5.750%	3/1/18	250	221
Whirlpool Corp.	5.500%	3/1/13	250	207
Wyeth	6.950%	3/15/11	500	534
Wyeth	5.500%	2/15/16	400	410
Wyeth	6.450%	2/1/24	400	404
Wyeth	6.500%	2/1/34	200	200
Wyeth	6.000%	2/15/36	1,125	1,063

Energy (0.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	662
Amerada Hess Corp.	6.650%	8/15/11	125	128
Amerada Hess Corp.	7.875%	10/1/29	150	134
Amerada Hess Corp.	7.125%	3/15/33	375	306
Anadarko Finance Co.	6.750%	5/1/11	325	328
Anadarko Petroleum Corp.	5.950%	9/15/16	200	171
Apache Corp.	6.000%	9/15/13	300	322
Apache Corp.	5.625%	1/15/17	75	76
Apache Corp.	6.900%	9/15/18	500	546
Apache Finance Canada Corp.	7.750%	12/15/29	225	242
Baker Hughes, Inc.	6.875%	1/15/29	400	409
BJ Services Co.	6.000%	6/1/18	100	94
BP Capital Markets PLC	5.250%	11/7/13	750	803
BP Capital Markets PLC	4.750%	3/10/19	750	740
Burlington Resources, Inc.	6.680%	2/15/11	375	402
Burlington Resources, Inc.	6.500%	12/1/11	300	327
Burlington Resources, Inc.	7.400%	12/1/31	600	626
Canadian Natural Resources	5.450%	10/1/12	250	243
Canadian Natural Resources	4.900%	12/1/14	175	155
Canadian Natural Resources	7.200%	1/15/32	500	441
Canadian Natural Resources	6.450%	6/30/33	400	314
Canadian Natural Resources	6.500%	2/15/37	425	324
Chevron Corp.	3.450%	3/3/12	250	258
Chevron Corp.	3.950%	3/3/14	425	437
Chevron Corp.	4.950%	3/3/19	400	412
ConocoPhillips	8.750%	5/25/10	825	887
ConocoPhillips	4.750%	2/1/14	250	260
ConocoPhillips	5.750%	2/1/19	850	854
ConocoPhillips Canada	5.950%	10/15/36	250	222
Devon Energy Corp.	5.625%	1/15/14	525	532
Devon Energy Corp.	7.950%	4/15/32	175	182
Devon Financing Corp.	6.875%	9/30/11	475	498
Devon Financing Corp.	7.875%	9/30/31	275	281
Diamond Offshore Drilling	4.875%	7/1/15	100	96
Encana Corp.	4.750%	10/15/13	25	24

Encana Corp.	6.500%	8/15/34	325	266

	Encana Holdings Finance Corp.	5.800%	5/1/14	50	49
	EOG Resources Inc.	6.125%	10/1/13	575	618
	Halliburton Co.	5.500%	10/15/10	250	261
	Halliburton Co.	6.150%	9/15/19	125	127
	Halliburton Co.	7.450%	9/15/39	700	699
	Hess Corp.	8.125%	2/15/19	600	618
	Husky Energy Inc.	6.250%	6/15/12	350	344
	Husky Energy Inc.	6.800%	9/15/37	100	77
	Kerr McGee Corp.	6.950%	7/1/24	1,000	769
	Kerr McGee Corp.	7.875%	9/15/31	150	128
	Marathon Oil Corp.	6.125%	3/15/12	475	484
[6]	Nabors Industries Inc.	9.250%	1/15/19	600	576
	Nexen, Inc.	5.050%	11/20/13	400	365
	Nexen, Inc.	5.650%	5/15/17	175	147
	Nexen, Inc.	7.875%	3/15/32	100	84
	Noble Energy, Inc.	8.250%	3/1/19	300	309
	Norsk Hydro	7.150%	1/15/29	250	270
	Occidental Petroleum	6.750%	1/15/12	125	134
	PanCanadian Energy Corp.	7.200%	11/1/31	625	540
	Petro-Canada	4.000%	7/15/13	75	69
	Petro-Canada	7.875%	6/15/26	100	86
	Petro-Canada	5.350%	7/15/33	450	287
	Petro-Canada	5.950%	5/15/35	500	343
	Petro-Canada Financial Partnership	5.000%	11/15/14	25	22
	Questar Market Resources	6.050%	9/1/16	350	308
	Shell International Finance BV	5.625%	6/27/11	50	54
	Shell International Finance BV	4.950%	3/22/12	375	398
	Shell International Finance BV	4.000%	3/21/14	375	380
	Shell International Finance BV	5.200%	3/22/17	300	310
	Shell International Finance BV	6.375%	12/15/38	375	393
	Suncor Energy, Inc.	6.100%	6/1/18	225	192
	Suncor Energy, Inc.	6.500%	6/15/38	125	86
	Sunoco, Inc.	4.875%	10/15/14	175	157
	Sunoco, Inc.	5.750%	1/15/17	200	172
	Talisman Energy, Inc.	5.125%	5/15/15	100	87
	Talisman Energy, Inc.	5.850%	2/1/37	650	431
	Tosco Corp.	8.125%	2/15/30	1,150	1,249
	Transocean Inc.	5.250%	3/15/13	100	100
	Transocean Inc.	6.000%	3/15/18	425	400
	Transocean Inc.	7.500%	4/15/31	300	283
	Valero Energy Corp.	6.875%	4/15/12	700	703
	Valero Energy Corp.	7.500%	4/15/32	750	584
	Weatherford International Inc.	9.625%	3/1/19	275	284
	Weatherford International Inc.	6.500%	8/1/36	800	574
	Weatherford International Inc.	6.800%	6/15/37	150	106
	XTO Energy, Inc.	5.900%	8/1/12	425	433
	XTO Energy, Inc.	6.250%	4/15/13	250	257
	XTO Energy, Inc.	5.750%	12/15/13	900	915
	XTO Energy, Inc.	4.900%	2/1/14	200	194
	XTO Energy, Inc.	5.000%	1/31/15	200	187
	XTO Energy, Inc.	6.250%	8/1/17	400	394

	Other Industrial (0.0%)
	Cintas Corp.	6.125%	12/1/17	225	205

Technology (0.2%)
BMC Software Inc.	7.250%	6/1/18	175	157
Cisco Systems Inc.	5.250%	2/22/11	2,075	2,195
Cisco Systems Inc.	4.950%	2/15/19	200	196
Cisco Systems Inc.	5.900%	2/15/39	225	207
Computer Sciences Corp.	6.500%	3/15/18	125	117
Electronic Data Systems	6.000%	8/1/13	225	238
Equifax Inc.	6.300%	7/1/17	125	101
Equifax Inc.	7.000%	7/1/37	150	105
Fiserv, Inc.	6.800%	11/20/17	475	445
Harris Corp.	5.000%	10/1/15	425	374
Hewlett-Packard Co.	4.500%	3/1/13	625	642
Hewlett-Packard Co.	6.125%	3/1/14	1,050	1,117
Hewlett-Packard Co.	5.400%	3/1/17	225	230
Hewlett-Packard Co.	5.500%	3/1/18	250	257
IBM International Group Capital	5.050%	10/22/12	1,000	1,064
International Business Machines Corp.	4.950%	3/22/11	75	79
International Business Machines Corp.	7.500%	6/15/13	550	624
International Business Machines Corp.	8.000%	10/15/38	700	831
International Business Machines Corp.	7.125%	12/1/96	950	945
Intuit Inc.	5.400%	3/15/12	200	189
Lexmark International Inc.	5.900%	6/1/13	150	128
Lexmark International Inc.	6.650%	6/1/18	375	281
Motorola, Inc.	7.625%	11/15/10	130	124
Motorola, Inc.	8.000%	11/1/11	25	23
Motorola, Inc.	5.375%	11/15/12	275	233
Motorola, Inc.	7.500%	5/15/25	75	45
Motorola, Inc.	6.500%	11/15/28	200	120
Motorola, Inc.	6.625%	11/15/37	275	173
Oracle Corp.	5.000%	1/15/11	250	263
Oracle Corp.	5.250%	1/15/16	1,900	1,940
Oracle Corp.	5.750%	4/15/18	300	311
Pitney Bowes, Inc.	3.875%	6/15/13	225	223
Pitney Bowes, Inc.	4.875%	8/15/14	25	26
Pitney Bowes, Inc.	4.750%	1/15/16	1,300	1,232
Science Applications International Corp.	6.250%	7/1/12	100	102
Science Applications International Corp.	5.500%	7/1/33	100	70
Tyco Electronics Group	6.550%	10/1/17	350	266
Xerox Capital Trust I	8.000%	2/1/27	100	69
Xerox Corp.	7.125%	6/15/10	200	204
Xerox Corp.	6.875%	8/15/11	200	195
Xerox Corp.	5.500%	5/15/12	150	129
Xerox Corp.	7.625%	6/15/13	225	203
Xerox Corp.	6.400%	3/15/16	375	276
Xerox Corp.	6.750%	2/1/17	350	259

Transportation (0.2%)
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	675	709
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	364
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	73
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	191
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	113
Canadian National Railway Co.	6.800%	7/15/18	775	852
Canadian National Railway Co.	6.250%	8/1/34	350	350

	Canadian National Railway Co.	6.200%	6/1/36	350	351
	Canadian Pacific Railway Co.	6.250%	10/15/11	350	348
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	382
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	175
	CNF, Inc.	6.700%	5/1/34	350	216
[4]	Continental Airlines, Inc.	6.648%	9/15/17	547	426
	CSX Corp.	6.750%	3/15/11	400	409
	CSX Corp.	6.300%	3/15/12	400	397
	CSX Corp.	5.600%	5/1/17	25	21
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	250	190
[4]	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	211	138
	Delta Air Lines, Inc.	7.111%	9/18/11	250	210
[4]	Delta Air Lines, Inc.	6.821%	8/10/22	45	30
[6]	Norfolk Southern Corp.	5.750%	1/15/16	175	178
	Norfolk Southern Corp.	7.700%	5/15/17	400	447
	Norfolk Southern Corp.	9.750%	6/15/20	116	134
	Norfolk Southern Corp.	5.590%	5/17/25	72	60
	Norfolk Southern Corp.	7.800%	5/15/27	100	103
	Norfolk Southern Corp.	5.640%	5/17/29	100	86
	Norfolk Southern Corp.	7.050%	5/1/37	200	207
	Norfolk Southern Corp.	7.900%	5/15/97	100	98
	Ryder System Inc.	5.950%	5/2/11	350	350
	Ryder System Inc.	5.850%	3/1/14	250	230
	Ryder System Inc.	5.850%	11/1/16	75	57
	Southwest Airlines Co.	5.750%	12/15/16	200	177
	Southwest Airlines Co.	5.125%	3/1/17	400	309
[4]	Southwest Airlines Co.	6.150%	8/1/22	143	129
	Union Pacific Corp.	6.125%	1/15/12	25	26
	Union Pacific Corp.	6.500%	4/15/12	75	78
	Union Pacific Corp.	5.450%	1/31/13	650	649
	Union Pacific Corp.	7.125%	2/1/28	500	498
	Union Pacific Corp.	6.625%	2/1/29	200	189
	United Parcel Service of America	3.875%	4/1/14	50	50
	United Parcel Service of America	5.125%	4/1/19	175	178
	United Parcel Service of America	6.200%	1/15/38	725	744
					256,597
Utilities (0.8%)
	Electric (0.6%)
	AEP Texas Central Co.	6.650%	2/15/33	400	341
	Alabama Power Co.	4.850%	12/15/12	200	207
	Alabama Power Co.	5.500%	10/15/17	550	570
	American Electric Power Co., Inc.	5.250%	6/1/15	500	484
	American Water Capital Corp.	6.593%	10/15/37	500	396
	Arizona Public Service Co.	5.800%	6/30/14	50	46
	Arizona Public Service Co.	4.650%	5/15/15	275	224
	Baltimore Gas & Electric Co.	5.900%	10/1/16	375	337
	Carolina Power & Light Co.	6.500%	7/15/12	350	373
	Carolina Power & Light Co.	5.125%	9/15/13	325	341
	CenterPoint Energy Houston	5.700%	3/15/13	500	495
	CenterPoint Energy Houston	7.000%	3/1/14	175	182
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	675	698
	Cleveland Electric Illumination Co.	5.650%	12/15/13	325	316
	Cleveland Electric Illumination Co.	7.880%	11/1/17	200	217

	Commonwealth Edison Co.	5.950%	8/15/16	500	479
	Commonwealth Edison Co.	6.150%	9/15/17	600	574
	Commonwealth Edison Co.	5.800%	3/15/18	150	140
	Connecticut Light & Power Co.	6.350%	6/1/36	250	253
	Consolidated Edison Co. of New York	5.375%	12/15/15	125	125
	Consolidated Edison Co. of New York	5.500%	9/15/16	350	346
	Consolidated Edison Co. of New York	6.650%	4/1/19	225	232
	Consolidated Edison Co. of New York	5.300%	3/1/35	300	247
	Consolidated Edison Co. of New York	6.200%	6/15/36	400	372
	Consolidated Edison Co. of New York	6.300%	8/15/37	150	139
	Consolidated Natural Gas	6.250%	11/1/11	300	309
	Constellation Energy Group, Inc.	7.000%	4/1/12	100	98
	Constellation Energy Group, Inc.	4.550%	6/15/15	175	144
	Constellation Energy Group, Inc.	7.600%	4/1/32	100	84
	Consumers Energy Co.	5.000%	2/15/12	725	726
	Consumers Energy Co.	5.375%	4/15/13	175	173
	Detroit Edison Co.	5.700%	10/1/37	125	106
	Dominion Resources, Inc.	6.000%	11/30/17	550	538
	Dominion Resources, Inc.	5.250%	8/1/33	200	193
[4]	Dominion Resources, Inc.	7.500%	6/30/66	175	110
[4]	Dominion Resources, Inc.	6.300%	9/30/66	50	29
	DTE Energy Co.	7.050%	6/1/11	250	252
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	992
	El Paso Electric Co.	6.000%	5/15/35	175	117
	Energy East Corp.	6.750%	6/15/12	500	494
	Energy East Corp.	6.750%	7/15/36	400	265
	Entergy Gulf States, Inc.	6.000%	5/1/18	500	461
	Entergy Louisiana LLC	6.500%	9/1/18	100	94
	Exelon Corp.	4.900%	6/15/15	500	432
	Florida Power & Light Co.	5.950%	10/1/33	100	102
	Florida Power & Light Co.	5.625%	4/1/34	225	219
	Florida Power & Light Co.	4.950%	6/1/35	50	44
	Florida Power & Light Co.	6.200%	6/1/36	50	53
	Florida Power & Light Co.	5.650%	2/1/37	300	293
	Florida Power & Light Co.	5.850%	5/1/37	150	151
	Florida Power & Light Co.	5.960%	4/1/39	400	411
	Florida Power Corp.	4.800%	3/1/13	50	51
	Florida Power Corp.	5.650%	6/15/18	50	53
[4]	FPL Group Capital, Inc.	6.350%	10/1/66	225	163
[4]	FPL Group Capital, Inc.	6.650%	6/15/67	275	199
	Illinois Power Co.	6.125%	11/15/17	25	23
[4]	Integrys Energy Group	6.110%	12/1/66	300	160
	Jersey Central Power & Light	5.625%	5/1/16	350	336
	Jersey Central Power & Light	5.650%	6/1/17	350	329
	Kansas City Power & Light	6.050%	11/15/35	200	159
	MidAmerican Energy Co.	5.650%	7/15/12	75	78
	MidAmerican Energy Co.	5.950%	7/15/17	150	153
	MidAmerican Energy Co.	6.750%	12/30/31	325	324
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	784
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	301
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	300	265
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	200	179
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	152

National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	279
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	686
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	140
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	572
NiSource Finance Corp.	7.875%	11/15/10	750	739
Northern States Power Co.	6.200%	7/1/37	50	54
NStar Electric Co.	4.875%	10/15/12	75	77
NStar Electric Co.	4.875%	4/15/14	225	231
NStar Electric Co.	5.625%	11/15/17	325	341
Ohio Edison	6.400%	7/15/16	550	524
Ohio Power Co.	5.750%	9/1/13	475	478
Ohio Power Co.	6.000%	6/1/16	150	145
Oncor Electric Delivery Co.	6.375%	1/15/15	175	174
Oncor Electric Delivery Co.	7.250%	1/15/33	600	555
Pacific Gas & Electric Co.	4.800%	3/1/14	650	653
Pacific Gas & Electric Co.	5.625%	11/30/17	250	255
Pacific Gas & Electric Co.	6.050%	3/1/34	825	818
Pacific Gas & Electric Co.	5.800%	3/1/37	525	503
PacifiCorp	6.900%	11/15/11	500	533
PacifiCorp	5.250%	6/15/35	475	418
PECO Energy Co.	5.350%	3/1/18	125	121
Pennsylvania Electric Co.	6.050%	9/1/17	75	68
Pepco Holdings, Inc.	6.450%	8/15/12	175	176
PPL Energy Supply LLC	6.400%	11/1/11	250	249
PPL Energy Supply LLC	6.200%	5/15/16	68	62
Progress Energy, Inc.	7.100%	3/1/11	446	466
Progress Energy, Inc.	6.050%	3/15/14	100	102
Progress Energy, Inc.	7.050%	3/15/19	75	77
Progress Energy, Inc.	7.750%	3/1/31	625	634
Progress Energy, Inc.	7.000%	10/30/31	550	514
PSE&G Power LLC	7.750%	4/15/11	250	264
PSE&G Power LLC	5.000%	4/1/14	375	354
PSE&G Power LLC	5.500%	12/1/15	450	421
PSI Energy Inc.	5.000%	9/15/13	250	249
Public Service Co. of Colorado	5.800%	8/1/18	100	105
Public Service Co. of Colorado	6.250%	9/1/37	300	312
Public Service Co. of Colorado	6.500%	8/1/38	200	215
Public Service Co. of Oklahoma	6.625%	11/15/37	275	226
Puget Sound Energy Inc.	5.483%	6/1/35	100	74
Puget Sound Energy Inc.	6.274%	3/15/37	500	413
SCANA Corp.	6.875%	5/15/11	75	78
Sierra Pacific Power Co.	6.000%	5/15/16	200	193
Sierra Pacific Power Co.	6.750%	7/1/37	400	360
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	484
Southern California Edison Co.	4.650%	4/1/15	425	423
Southern California Edison Co.	5.000%	1/15/16	275	279
Southern California Edison Co.	6.650%	4/1/29	225	234
Southern California Edison Co.	5.750%	4/1/35	275	269
Southern California Edison Co.	5.350%	7/15/35	350	324
Southern Power Co.	6.250%	7/15/12	425	448
Southern Power Co.	4.875%	7/15/15	400	365

	Southwestern Electric Power	6.450%	1/15/19	250	235
	Tampa Electric Co.	6.550%	5/15/36	375	313
	TransAlta Corp.	6.650%	5/15/18	100	89
	Union Electric Co.	5.400%	2/1/16	350	321
	Virginia Electric & Power Co.	5.100%	11/30/12	225	231
	Virginia Electric & Power Co.	5.400%	1/15/16	700	734
	Virginia Electric & Power Co.	6.000%	5/15/37	350	342
	Virginia Electric & Power Co.	6.350%	11/30/37	125	125
	Wisconsin Electric Power Co.	6.000%	4/1/14	25	27
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	193
[4]	Wisconsin Energy Corp.	6.250%	5/15/67	525	318
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	302
	Xcel Energy, Inc.	5.613%	4/1/17	631	611
	Xcel Energy, Inc.	6.500%	7/1/36	225	200

	Natural Gas (0.2%)
	AGL Capital Corp.	7.125%	1/14/11	300	307
	Atmos Energy Corp.	8.500%	3/15/19	250	256
	Boardwalk Pipelines LLC	5.500%	2/1/17	200	163
	CenterPoint Energy Resources	7.875%	4/1/13	250	258
	CenterPoint Energy Resources	6.150%	5/1/16	300	260
	Duke Capital Corp.	5.668%	8/15/14	400	375
	Duke Energy Field Services	7.875%	8/16/10	275	282
	El Paso Natural Gas Co.	5.950%	4/15/17	225	196
	Enbridge Energy Partners	9.875%	3/1/19	550	565
	Energy Transfer Partners LP	5.650%	8/1/12	275	261
	Energy Transfer Partners LP	5.950%	2/1/15	300	272
	Energy Transfer Partners LP	6.125%	2/15/17	300	268
	Energy Transfer Partners LP	6.625%	10/15/36	150	112
[8]	Enron Corp.	9.125%	4/1/03	700	4
[8]	Enron Corp.	7.125%	5/15/07	300	2
[8]	Enron Corp.	6.875%	10/15/07	1,000	5
	Enterprise Products Operating LP	4.950%	6/1/10	475	468
	Enterprise Products Operating LP	5.600%	10/15/14	450	416
	Enterprise Products Operating LP	6.300%	9/15/17	275	253
	Enterprise Products Operating LP	6.875%	3/1/33	150	123
	KeySpan Corp.	8.000%	11/15/30	200	186
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	485
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	173
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	334
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	455
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	225
	Magellan Midstream Partners, LP	5.650%	10/15/16	150	135
	National Grid PLC	6.300%	8/1/16	275	267
	NuStar Energy LP	7.650%	4/15/18	350	289
	ONEOK Inc.	5.200%	6/15/15	300	271
	ONEOK Inc.	6.000%	6/15/35	275	191
	ONEOK Partners, LP	5.900%	4/1/12	350	350
	ONEOK Partners, LP	6.150%	10/1/16	600	534
	ONEOK Partners, LP	6.650%	10/1/36	525	385
	Panhandle Eastern Pipeline	6.200%	11/1/17	800	682
	Plains All American Pipeline LP	6.500%	5/1/18	50	43
	San Diego Gas & Electric	5.300%	11/15/15	100	103
	San Diego Gas & Electric	5.350%	5/15/35	100	97
	Sempra Energy	6.000%	2/1/13	200	204

	Southern California Gas Co.	5.750%	11/15/35	25	25
[6]	Southern Natural Gas	5.900%	4/1/17	225	197
	Texas Gas Transmission	4.600%	6/1/15	250	206
	Trans-Canada Pipelines	4.000%	6/15/13	750	725
	Trans-Canada Pipelines	6.500%	8/15/18	300	297
	Trans-Canada Pipelines	5.600%	3/31/34	800	640
	Trans-Canada Pipelines	5.850%	3/15/36	125	100
[4]	Trans-Canada Pipelines	6.350%	5/15/67	400	231
	Williams Cos., Inc.	7.125%	9/1/11	375	376
	Williams Cos., Inc.	7.625%	7/15/19	700	660
	Williams Cos., Inc.	7.500%	1/15/31	700	560
	Williams Cos., Inc.	7.750%	6/15/31	200	165
					53,945
Total Corporate Bonds (Cost $708,232)					628,269
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
	African Development Bank	1.875%	1/23/12	325	323
	Asian Development Bank	4.500%	9/4/12	500	532
	Asian Development Bank	3.625%	9/5/13	900	938
	Asian Development Bank	5.593%	7/16/18	500	581
	China Development Bank	4.750%	10/8/14	450	459
	China Development Bank	5.000%	10/15/15	175	180
	Corp. Andina de Fomento	5.200%	5/21/13	425	382
	Corp. Andina de Fomento	5.750%	1/12/17	225	183
	Development Bank of Japan	4.250%	6/9/15	250	258
	Eksportfinans	5.500%	5/25/16	125	134
	Eksportfinans	5.500%	6/26/17	450	492
	European Investment Bank	4.625%	9/15/10	1,325	1,373
	European Investment Bank	3.250%	2/15/11	1,200	1,224
	European Investment Bank	5.250%	6/15/11	750	796
	European Investment Bank	3.125%	7/15/11	1,800	1,843
	European Investment Bank	2.000%	2/10/12	1,900	1,902
	European Investment Bank	2.875%	3/15/13	650	652
	European Investment Bank	4.250%	7/15/13	2,400	2,545
	European Investment Bank	4.625%	5/15/14	2,000	2,068
	European Investment Bank	5.125%	9/13/16	300	330
	European Investment Bank	4.875%	1/17/17	1,225	1,328
	European Investment Bank	5.125%	5/30/17	800	872
	Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,061
	Export-Import Bank of Korea	8.125%	1/21/14	50	52
	Export-Import Bank of Korea	5.125%	3/16/15	150	131
	Federation of Malaysia	7.500%	7/15/11	350	379
	Federative Republic of Brazil	9.250%	10/22/10	250	273
	Federative Republic of Brazil	11.000%	1/11/12	300	356
	Federative Republic of Brazil	7.875%	3/7/15	475	526
	Federative Republic of Brazil	6.000%	1/17/17	1,100	1,094
[4]	Federative Republic of Brazil	8.000%	1/15/18	100	109
	Federative Republic of Brazil	5.875%	1/15/19	350	340
	Federative Republic of Brazil	8.875%	10/14/19	175	204
	Federative Republic of Brazil	8.875%	4/15/24	325	372
	Federative Republic of Brazil	8.750%	2/4/25	800	904
	Federative Republic of Brazil	10.125%	5/15/27	875	1,111
	Federative Republic of Brazil	8.250%	1/20/34	75	83
	Federative Republic of Brazil	7.125%	1/20/37	600	601
	Federative Republic of Brazil	11.000%	8/17/40	1,825	2,318
	Financement Quebec	5.000%	10/25/12	500	537

	Inter-American Development Bank	8.500%	3/15/11	175	196
	Inter-American Development Bank	4.250%	9/10/18	1,875	1,967
	Inter-American Development Bank	7.000%	6/15/25	250	314
	International Bank for Reconstruction & Development	3.125%	11/15/11	600	616
	International Bank for Reconstruction & Development	2.000%	4/2/12	1,850	1,855
	Japan Bank International	4.750%	5/25/11	675	709
	Japan Bank International	4.250%	6/18/13	75	77
	Japan Finance Corp.	5.875%	3/14/11	375	402
	Japan Finance Corp.	4.625%	4/21/15	500	510
	Japan Finance Corp.	5.000%	5/16/17	500	523
	KFW International Finance Inc.	2.000%	1/17/12	350	350
	Korea Development Bank	4.625%	9/16/10	600	589
	Korea Development Bank	8.000%	1/23/14	800	823
	Korea Electric Power	7.750%	4/1/13	750	746
	Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	850	879
	Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	2,275	2,336
[7]	Kreditanstalt fur Wiederaufbau	3.125%	11/15/10	1,400	1,431
	Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	500	511
	Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	1,550	1,604
	Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	775	831
	Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	1,200	1,240
	Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	1,325	1,395
	Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	26
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	400	435
	Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	1,625	1,679
	Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	300	312
	Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,160
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	397
	Mass Transit Railway Corp.	7.500%	11/8/10	300	321
	Nordic Investment Bank	3.875%	6/15/10	350	359
	Oesterreichische Kontrollbank	3.125%	10/14/11	775	798
	Oesterreichische Kontrollbank	1.875%	3/21/12	1,025	1,022
	Oesterreichische Kontrollbank	5.000%	4/25/17	300	330
	Ontario Hydro Electric	7.450%	3/31/13	600	702
	Pemex Project Funding Master Trust	9.125%	10/13/10	60	63
	Pemex Project Funding Master Trust	5.750%	3/1/18	950	788
	Pemex Project Funding Master Trust	6.625%	6/15/35	850	618
	Pemex Project Funding Master Trust	6.625%	6/15/38	375	266
	People's Republic of China	4.750%	10/29/13	200	206
	Petrobras International Finance	6.125%	10/6/16	1,225	1,228
	Petrobras International Finance	8.375%	12/10/18	300	327
[6]	Petroleos Mexicanos	8.000%	5/3/19	425	414
	Province of Nova Scotia	5.750%	2/27/12	250	268
	Province of Ontario	3.125%	9/8/10	500	508
	Province of Ontario	3.375%	5/20/11	100	103
	Province of Ontario	5.000%	10/18/11	2,500	2,664
	Province of Ontario	4.750%	1/19/16	75	79
	Province of Quebec	4.600%	5/26/15	350	358
	Province of Quebec	5.125%	11/14/16	525	526
	Province of Quebec	4.625%	5/14/18	525	508
	Province of Quebec	7.125%	2/9/24	400	465
	Province of Quebec	7.500%	9/15/29	475	590
	Quebec Hydro Electric	6.300%	5/11/11	775	826

	Quebec Hydro Electric	8.400%	1/15/22	500	644
	Region of Lombardy, Italy	5.804%	10/25/32	500	540
	Republic of Chile	7.125%	1/11/12	300	330
	Republic of Chile	5.500%	1/15/13	150	161
	Republic of Italy	6.000%	2/22/11	1,175	1,245
	Republic of Italy	5.625%	6/15/12	1,650	1,761
	Republic of Italy	4.750%	1/25/16	575	574
	Republic of Italy	5.250%	9/20/16	600	612
	Republic of Italy	6.875%	9/27/23	125	143
	Republic of Italy	5.375%	6/15/33	1,400	1,340
	Republic of Korea	4.250%	6/1/13	625	605
	Republic of Peru	9.875%	2/6/15	400	474
	Republic of Peru	7.125%	3/30/19	150	152
	Republic of Peru	7.350%	7/21/25	350	352
[4]	Republic of Peru	6.550%	3/14/37	350	313
	Republic of Poland	6.250%	7/3/12	350	367
	Republic of Poland	5.000%	10/19/15	375	353
	Republic of South Africa	7.375%	4/25/12	575	598
	Republic of South Africa	5.875%	5/30/22	100	90
	State of Israel	4.625%	6/15/13	200	209
	State of Israel	5.500%	11/9/16	850	908
	State of Israel	5.125%	3/26/19	300	298
	Swedish Export Credit Corp.	4.500%	9/27/10	250	259
	United Mexican States	8.375%	1/14/11	475	520
	United Mexican States	7.500%	1/14/12	145	159
	United Mexican States	6.375%	1/16/13	767	810
	United Mexican States	5.875%	1/15/14	1,325	1,375
	United Mexican States	6.625%	3/3/15	343	363
	United Mexican States	11.375%	9/15/16	100	131
	United Mexican States	5.625%	1/15/17	825	804
	United Mexican States	5.950%	3/19/19	400	388
	United Mexican States	6.750%	9/27/34	1,557	1,464
Total Sovereign Bonds (Cost $85,668)					86,438
Taxable Municipal Bonds (0.1%)
	Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	324
	Connecticut GO	5.850%	3/15/32	300	285
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,328
	Illinois (Taxable Pension) GO	5.100%	6/1/33	1,600	1,389
	John Hopkins Univ.	5.250%	7/1/19	375	371
	Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	650	590
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	425	424
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	15
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	316
	Oregon (Taxable Pension) GO	5.762%	6/1/23	250	233
	Oregon (Taxable Pension) GO	5.892%	6/1/27	375	360
	Oregon School Board Assn.	4.759%	6/30/28	300	245
	Oregon School Board Assn.	5.528%	6/30/28	125	117
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	390	202
	Wisconsin Public Service Rev.	4.800%	5/1/13	275	286
	Wisconsin Public Service Rev.	5.700%	5/1/26	325	303

Vanguard Balanced Index Fund

Schedule of Investments

As of March 31, 2009

Total Taxable Municipal Bonds (Cost $7,375)	6,788
Shares
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.2%)
[9,10]	Vanguard Market Liquidity Fund	0.440%	158,424,058	158,424

Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[3,11]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	3,000	3,000
[3,11]	Federal Home Loan Mortgage Corp.	0.280%	5/27/09	1,000	1,000
4,000
Total Temporary Cash Investments (Cost $162,421)	162,424
Total Investments (101.6%) (Cost $7,614,336)	7,101,523
Other Assets and Liabilities-Net (-1.6%)[10]	(108,479)
Net Assets (100%)	6,993,044

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,075,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.5% and 2.1%, respectively, of net assets.
2	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Adjustable-rate security.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities was $14,781,000, representing 0.2% of net assets.
7	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
8	Non-income-producing security--security in default.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by

Vanguard. Rate shown is the 7-day yield.
10	Includes $14,262,000 of collateral received for securities on loan.
11	Securities with a value of $4,000,000 have been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Balanced Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2009, the cost of investment securities for tax purposes was $7,614,336,000. Net unrealized depreciation of investment securities for tax purposes was $512,813,000, consisting of unrealized gains of $721,273,000 on securities that had risen in value since their purchase and $1,234,086,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund is subject to equity price risk in the normal course of pursuing its investment objectives. The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	81	16,095	1,796
E-mini Russell 2000 Index	55	2,317	99
S&P MidCap 400 Index	5	1,220	95

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

Swap Contracts: The fund is subject to credit risk in the normal course of pursuing its investment objectives and through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the swap terminates, at which time realized gain (loss) is recorded. The primary risk for total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract.

Total Return Swaps
			Floating	Unrealized
		Notional	Interest	Appreciation
		Amount	Rate	(Depreciation)
Reference Entity/Termination Date	Counterparty [1]	($000)	Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
4/30/09	BA	5,000	1.246%	-
1 BA-Bank of America, N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At March 31, 2009, the fund had the following open swap contracts:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	4,302,148	1,990
Level 2- Other significant observable inputs	2,799,375	-
Level 3- Significant unobservable inputs	-	-
Total	7,101,523	1,990

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Vanguard Managed Payout Growth Focus Fund

Schedule of Investments

As of March 31, 2009

				Shares	Market Value ($000)
Investment Companies (95.2%)
U.S. Stock Funds (55.4%)
	Vanguard Total Stock Market Index Fund Investor Shares			778,873	15,056
	Vanguard Market Neutral Fund Investor Shares			328,492	3,367
					18,423
International Stock Funds (24.4%)
	Vanguard European Stock Index Fund Investor Shares			245,772	4,173
	Vanguard Pacific Stock Index Fund Investor Shares			326,726	2,310
	Vanguard Emerging Markets Stock Index Fund Investor Shares			109,317	1,630
					8,113
Bond Funds (15.4%)
	Vanguard Intermediate-Term Investment-Grade Fund			400,223	3,398
	Vanguard Total Bond Market II Index Fund Investor Shares			171,192	1,712
					5,110
Total Investment Companies (Cost $51,709)					31,646
Temporary Cash Investments (4.1%)[1]
Money Market Fund (1.1%)
[2]	Vanguard Market Liquidity Fund, 0.440%			374,000	374
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.0%)
[3]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	1,000	999
Temporary Cash Investments (Cost $1,372)					1,373
Total Investments (99.3%)(Cost $53,081)					33,019
Other Assets and Liabilities-Net (0.7%)					235
Net Assets (100%)					33,254

1	The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 4.8% and
-0.7%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Managed Payout Growth Focus Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $53,081,000. Net unrealized depreciation of investment securities for tax purposes was $20,062,000, consisting of unrealized gains of $67,000 on securities that had risen in value since their purchase and $20,129,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that counterparty will default on its obligation to pay net amounts due to the fund.

At March 31, 2009, the fund had the following open swap contracts:

Total Return Swaps
				Floating	Unrealized
			Notional	Interest	Appreciation
			Amount	Rate	(Depreciation)
Reference Entity	Termination Date	Counterparty [1]	($000)	Paid[2]	($000)

Dow Jones AIG Commodity Index Total Return	4/30/2009	ML	1,589	0.345%	57

1 Merrill Lynch Capital Services.

2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.15%.

Managed Payout Growth Focus Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)
Level 1- Quoted prices	32,020	57
Level 2- Other significant observable inputs	999	-
Level 3- Significant unobservable inputs	-	-
Total	33,019	57

Vanguard Managed Payout Growth and Distribution Fund

Schedule of Investments

As of March 31, 2009

				Shares	Market Value ($000)
Investment Companies (95.2%)
U.S. Stock Funds (48.9%)
	Vanguard Total Stock Market Index Fund Investor Shares			2,184,814	42,232
	Vanguard Market Neutral Fund Investor Shares			1,075,701	11,026
					53,258
International Stock Funds (21.2%)
	Vanguard European Stock Index Fund Investor Shares			711,681	12,084
	Vanguard Pacific Stock Index Fund Investor Shares			913,503	6,459
	Vanguard Emerging Markets Stock Index Fund Investor Shares			306,081	4,564
					23,107
Bond Funds (25.1%)
	Vanguard Intermediate-Term Investment-Grade Fund			1,299,443	11,032
	Vanguard Total Bond Market II Index Fund Investor Shares			1,097,097	10,971
	Vanguard Inflation-Protected Securities Fund Investor Shares			434,847	5,271
					27,274
Total Investment Companies (Cost $154,635)					103,639
Temporary Cash Investments (4.8%)[1]
Money Market Fund (3.4%)
[2]	Vanguard Market Liquidity Fund, 0.440%			3,718,370	3,718
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.4%)
[3]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	1,500	1,498
Temporary Cash Investments (Cost $5,215)					5,216
Total Investments (100.0%)(Cost $159,850)					108,855
Other Assets and Liabilities-Net (0.0%)					(43)
Net Assets (100%)					108,812

1	The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 4.7% and
0.1%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $159,850,000. Net unrealized depreciation of investment securities for tax purposes was $50,995,000, consisting of unrealized gains of $700,000 on securities that had risen in value since their purchase and $51,695,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that counterparty will default on its obligation to pay net amounts due to the fund.

At March 31, 2009, the fund had the following open swap contracts:

Total Return Swaps
				Floating	Unrealized
			Notional	Interest	Appreciation
			Amount	Rate	(Depreciation)
Reference Entity	Termination Date	Counterparty[1]	($000)	Paid[2]	($000)

Dow Jones-AIG Commodity Index Total Return	4/30/2009	ML	5,129	0.345%	183

1 Merrill Capital Services.

2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.15%.

Managed Payout Growth and Distribution Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)
Level 1- Quoted prices	107,357	183
Level 2- Other significant observable inputs	1,498	-
Level 3- Significant unobservable inputs	-	-
Total	108,855	183

Vanguard Managed Payout Distribution Focus Fund

Schedule of Investments

As of March 31, 2009

				Shares	Market Value ($000)
Investment Companies (95.2%)
U.S. Stock Funds (45.6%)
	Vanguard Total Stock Market Index Fund Investor Shares			1,637,430	31,652
	Vanguard Market Neutral Fund Investor Shares			874,345	8,962
					40,614
International Stock Funds (19.5%)
	Vanguard European Stock Index Fund Investor Shares			518,153	8,798
	Vanguard Pacific Stock Index Fund Investor Shares			710,759	5,025
	Vanguard Emerging Markets Stock Index Fund Investor Shares			237,978	3,548
					17,371
Bond Funds (30.1%)
	Vanguard Intermediate-Term Investment-Grade Fund			1,581,103	13,423
	Vanguard Total Bond Market II Index Fund Investor Shares			891,158	8,912
	Vanguard Inflation-Protected Securities Fund Investor Shares			368,128	4,462
					26,797
Total Investment Companies (Cost $121,546)					84,782
Temporary Cash Investments (4.4%)[1]
Money Market Fund (2.7%)
[2]	Vanguard Market Liquidity Fund, 0.440%			2,453,000	2,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.7%)
[3]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	1,500	1,498
Temporary Cash Investments (99.6%)(Cost $3,949)					3,951
Total Investments (Cost $125,495)					88,733
Other Assets and Liabilities-Net (0.4%)					338
Net Assets (100%)					89,071

1	The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 4.7% and
-0.3%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2009, the cost of investment securities for tax purposes was $125,495,000. Net unrealized depreciation of investment securities for tax purposes was $36,762,000, consisting of unrealized gains of $669,000 on securities that had risen in value since their purchase and $37,431,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that counterparty will default on its obligation to pay net amounts due to the fund.

At March 31, 2009, the fund had the following open swap contracts:

Total Return Swaps
				Floating	Unrealized
			Notional	Interest	Appreciation
			Amount	Rate	(Depreciation)
Reference Entity	Termination Date	Counterparty [1]	($000)	Paid[2]	($000)

Dow Jones-AIG Commodity Index Total Return	4/30/2009	ML	4,176	0.345%	149

1 Merrill Lynch Capital Services.

2 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.15%.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of March 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swap Contracts ($000)
Level 1- Quoted prices	87,235	149
Level 2- Other significant observable inputs	1,498	-
Level 3- Significant unobservable inputs	-	-
Total	88,733	149

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.